As filed with the Securities and Exchange Commission on October 13, 2000
                        1933 Act Registration No. 2-11357
                        1940 Act Registration No. 811-582

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ X ]
         Pre-Effective Amendment No.    [    ]    [   ]
         Post-Effective Amendment No.   [ 91 ]    [ X ]
                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ X ]

         Amendment No.                  [ 46 ]    [ X ]

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                          Michael M. Kassen, President
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on _____________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on December 16, 2000 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on _______________ pursuant to paragraph (a)(2)

                          NEUBERGER BERMAN EQUITY FUNDS
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 91 ON FORM N-1A


         This post-effective amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 91 on Form N-1A

         Neuberger Berman Equity Funds

         Part A - Investor Class Prospectus

                  Advisor Class Prospectus

                  Trust Class Prospectus

                  Institutional Class Prospectus

         Part B - Statement of Additional Information

         Part C - Other Information

Signature Pages

                                                                NEUBERGER BERMAN

NEUBERGER BERMAN
EQUITY FUNDS-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------
                    INVESTOR CLASS SHARES
                    PROSPECTUS DECEMBER 15, 2000

                    Century Fund
                    Focus Fund
                    Genesis Fund
                    Guardian Fund
                    International Fund
                    Manhattan Fund
                    Millennium Fund
                    Partners Fund
                    Regency Fund
                    Socially Responsive Fund
                    Technology Fund

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS
-----------------

                       NEUBERGER BERMAN EQUITY FUNDS
                       INVESTOR CLASS SHARES
        PAGE 2 ......   Century Fund

             7 ......   Focus Fund

            13 ......   Genesis Fund

            19 ......   Guardian Fund

            25 ......   International Fund

            31 ......   Manhattan Fund

            37 ......   Millennium Fund

            43 ......   Partners Fund

            49 ......   Regency Fund

            54 ......   Socially Responsive Fund

            60 ......   Technology Fund

                       YOUR INVESTMENT

            65 ......   Share Prices

            66 ......   Privileges and Services

            67 ......   Distributions and Taxes

            69 ......   Maintaining Your Account

            74 ......   Buying and Selling Shares

            78 ......   Redemption Fee

            79 ......   Fund Structure

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-2000 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT
The Neuberger Berman Equity Funds are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the
firms manage more than $   billion in total assets (as of September 30, 2000)
and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THESE FUNDS:

- ARE DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFER YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH PROFESSIONALLY MANAGED STOCK PORTFOLIOS

- ALSO OFFER THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH FUNDS THAT INVEST USING A VALUE OR A GROWTH APPROACH, OR A COMBINATION OF THE TWO

- CARRY CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- ARE MUTUAL FUNDS, NOT BANK DEPOSITS, AND ARE NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY

[PHOTO]

NEUBERGER BERMAN
CENTURY FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBCIX           ABOVE: PORTFOLIO MANAGER BROOKE A. COBB

"WE LOOK FOR THE LEADERS OF TODAY AND TOMORROW. MANY FAST-GROWING COMPANIES JOIN THE LARGE-CAPITALIZATION SECTOR WITH YEARS OF GROWTH STILL AHEAD. OUR GOAL IS TO IDENTIFY THEM EARLY, AND TO INVEST IN THE COMPANIES THAT ARE GOING TO BE THE GROWTH LEADERS OF THE NEW CENTURY."

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large-cap companies are usually well-established. They typically have a variety of products and business lines, an experienced management team and a sound financial base that can help them weather bad times.

Because of their size, large-cap companies may grow at a slower rate than small companies. But their returns have sometimes led those of smaller companies, often with lower volatility.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

  [ICON]
          THE FUND SEEKS LONG TERM GROWTH OF CAPITAL; DIVIDEND INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies, sectors and industries in order to moderate variability in the fund's performance.

The manager employs a disciplined investment strategy when selecting growth stocks. He seeks to buy companies with strong earnings growth and the potential for higher earnings, priced at attractive levels relative to their growth rates. Factors in identifying these firms may include:

- solid balance sheets

- earnings that have exceeded analysts' expectations

- a strong position relative to competitors

- a stock price that is reasonable in light of its growth rate

The manager also follows a disciplined selling strategy and may eliminate a stock from the portfolio when the company's fundamentals deteriorate, a target price is reached, or when it appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                          Century Fund   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term fixed-income investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON] Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform worse than certain other funds over a given time period.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio manager expected. To the extent that the manager sells stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

PERFORMANCE -- When this prospectus was prepared, the fund had not completed a full calendar year of operations. Accordingly, performance charts are not included.

                      4  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
BROOKE A. COBB is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, and has managed the fund since December 1999. He joined Neuberger Berman, LLC in 1997. From 1992 to 1997, he was a portfolio manager at several other firms.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For investment management services, the fund pays Neuberger Berman Management a fee at the annual rate of 0.550% of the first $250 million of average net assets, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next
$500 million, and 0.425% of average net assets in excess of $1.5 billion.

  [ICON]
         The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.81
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.95
                                                    ....
EQUALS:    Total annual operating expenses          1.76
MINUS:     Expense reimbursement                    0.26
                                                    ....
EQUALS:    Net expenses                             1.50

 * NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/10, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 1.50% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years      5 Years      10 Years
--------------------------------------------------------------------
Expenses                 $153       $474         $818        $1791

                                          Century Fund   5

FINANCIAL HIGHLIGHTS

YEAR ENDED AUGUST 31,                                                                                       2000(1)
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout the period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of period                                                    10.00
PLUS:                  Income from investment operations
                       Net investment loss                                                                         (0.05)
                       Net gains/losses -- realized and unrealized                                                  3.49
                       Subtotal: income from investment operations                                                  3.44
                                                                                                       .................
EQUALS:                Share price (NAV) at end of period                                                          13.44
------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                                                              1.50(2)
Gross expenses(3)                                                                                                   1.76(2)
Expenses(4)                                                                                                         1.50(2)
Net investment loss -- actual                                                                                      (0.81)(2)
------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over the period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                                                                   34.40(5)(6)
Net assets at end of period (in millions of dollars)                                                                43.6
Portfolio turnover rate (%)                                                                                           65

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 12/6/99 (BEGINNING OF OPERATIONS) TO 8/31/00.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.
(6) NOT ANNUALIZED.

                      6  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
FOCUS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBSSX           ABOVE: PORTFOLIO MANAGER KENT C. SIMONS

"OUR INVESTMENT APPROACH FOR FOCUS FUND INVOLVES LOOKING FOR COMPANIES THAT HAVE LOW PRICE-TO-EARNINGS RATIOS, SOLID BALANCE SHEETS AND STRONG MANAGEMENT. WE OFTEN FIND THAT THESE COMPANIES ARE CONCENTRATED IN CERTAIN SECTORS OF THE ECONOMY, AND WE LOOK FURTHER WITHIN THESE SECTORS FOR OTHER COMPANIES
THAT MEET OUR CRITERIA."

GOAL & STRATEGY
------------------------------------------------------------

INDUSTRY SECTORS
The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still pursue the performance potential of individual sectors.

This contrasts with an approach of limiting investment to one sector, which may offer greater opportunity but also more risk. A sector may have above-average performance during particular periods, but individual sectors also tend to move up and down more than the broader market.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

- autos and housing

- consumer goods and services

- defense and aerospace

- energy

- financial services

- health care

- heavy industry

- machinery and equipment

- media and entertainment

- retailing

- technology

- transportation

- utilities

At any given time, the fund intends to place most of its assets in those sectors on the list that the manager believes are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors. However, it does not invest more than 50% of total assets in any one sector, or more than 25% of total assets in any one industry.

The manager looks for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

When a stock no longer meets the fund's investment criteria, the manager will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      8  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors. These may include market, economic, political or regulatory developments, among others. The fund's performance may also suffer if a sector does not perform as the portfolio manager expected.

To the extent that the fund emphasizes a particular market capitalization, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks. At any given time, any one of these market capitalizations may be out of favor with investors. If the fund emphasizes that market capitalization, it could perform worse than certain other funds.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                                            Focus Fund   9

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing heavily in energy stocks prior to November 1991, and invested mainly in large-cap stocks prior to September 1998, its performance during those times would have been different if current policies had been in effect.

  [ICON] The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year.
The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -5.92%
'91  24.66%
'92  21.10%
'93  16.33%
'94  0.87%
'95  36.19%
'96  16.22%
'97  24.15%
'98  13.24%
'99  26.02%
BEST
QUARTER:
Q4 '98,
34.51%
WORST
QUARTER:
Q3 '98,
-27.51%
Year-to-date
performance
as of
9/30/00:
23.43%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99

                               1 Year    5 Years    10 Years
------------------------------------------------------------
FOCUS FUND                     26.02      22.91      16.67
S&P 500 Index                  21.04      28.54      18.19
Russell 1000 Value Index        7.35      23.08      15.59

 The S&P 500 is an unmanaged index of U.S. stocks.

 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

                      10  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
KENT C. SIMONS is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has managed the fund's assets since 1988.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.74% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.74
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.10
                                                    ....
EQUALS:    Total annual operating expenses          0.84

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $86        $268       $466      $1037

                                           Focus Fund   11

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                          1996      1997      1998      1999       2000
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                   28.88     28.46     38.89     27.79      36.25
PLUS:                  Income from investment operations
                       Net investment income (loss)            0.19      0.08      0.10      0.02      (0.01)
                       Net gains/losses -- realized and
                       unrealized                              0.85     12.00     (6.21)    10.50      19.69
                       Subtotal: income from investment
                       operations                              1.04     12.08     (6.11)    10.52      19.68
MINUS:                 Distributions to shareholders
                       Income dividends                        0.11      0.22      0.06      0.09       0.01
                       Capital gain distributions              1.35      1.43      4.93      1.97       5.31
                       Subtotal: distributions to
                       shareholders                            1.46      1.65      4.99      2.06       5.32
                                                            ................................................
EQUALS:                Share price (NAV) at end of year       28.46     38.89     27.79     36.25      50.61
------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                         0.89      0.86      0.84      0.85       0.84
Expenses(1)                                                    0.89      0.86      0.84      0.85       0.85
Net investment income (loss) -- actual                         0.69      0.21      0.27      0.03      (0.02)
------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                               3.70     43.92    (17.37)    38.09      59.29
Net assets at end of year (in millions of dollars)          1,071.4   1,411.9   1,119.9   1,326.6    1,996.4
Portfolio turnover rate (%)                                      39        63        64        57         55

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF
    THERE HAD BEEN NO EXPENSE OFFSET
    ARRANGEMENTS.

                      12  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
GENESIS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBGNX           ABOVE: PORTFOLIO MANAGERS ROBERT W. D'ALELIO AND JUDITH M.
                                          VALE

"WE SEEK OUT SMALL COMPANIES THAT ARE LITTLE-KNOWN AND OFTEN FOUND IN LESS GLAMOROUS INDUSTRIES. POTENTIAL FOR GROWTH IS ONE AREA WE FOCUS ON, BUT EQUALLY IMPORTANT TO US IS EVIDENCE OF SOLID PERFORMANCE AND A PROVEN MANAGEMENT TEAM. AND AS VALUE INVESTORS, WE LOOK FOR STOCKS THAT ARE SELLING AT ATTRACTIVE PRICES."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps 60% of the time. However, small-caps have often fallen more severely during market downturns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

- above-average returns

- an established market niche

- circumstances that would make it difficult for new competitors to enter the market

- the ability to finance their own growth

- sound future business prospects

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks.

At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

When a stock no longer meets the fund's investment criteria, the managers will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      14  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing. These include the risk that the fund's holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor

- be more affected than other types of stocks by the underperformance of a sector that the managers decided to emphasize

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                                         Genesis Fund   15

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON] The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year.
The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -16.24%
'91  41.55%
'92  15.62%
'93  13.89%
'94  -1.82%
'95  27.31%
'96  29.86%
'97  34.89%
'98  -6.95%
'99  4.04%
BEST
QUARTER:
Q1 '91,
25.05%
WORST
QUARTER:
Q3 '90,
-21.81%
Year-to-date
performance
as of
9/30/00:
20.21%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99

                               1 Year    5 Years    10 Years
------------------------------------------------------------
GENESIS FUND                    4.04      16.64      12.71
Russell 2000 Index             21.26      16.69      13.40

 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.

                      16  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JUDITH M. VALE and ROBERT W. D'ALELIO are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Vale and D'Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund's assets since 1994. D'Alelio joined the firm in 1996 and has co-managed the fund's assets since 1997. From 1988 to 1996, he was a senior portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.99% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.99
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.22
                                                    ....
EQUALS:    Total annual operating expenses          1.21

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $123       $384       $665      $1466

                                         Genesis Fund   17

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                          1996      1997      1998      1999       2000
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                    9.52     10.91     15.55     12.47      14.39
PLUS:                  Income from investment operations
                       Net investment income (loss)           (0.01)    (0.01)     0.11      0.11         --
                       Net gains/losses -- realized and
                       unrealized                              1.95      4.80     (3.00)     2.27       3.69
                       Subtotal: income from investment
                       operations                              1.94      4.79     (2.89)     2.38       3.69
MINUS:                 Distributions to shareholders
                       Income dividends                          --        --        --      0.12       0.08
                       Capital gain distributions              0.55      0.15      0.19      0.34         --
                       Subtotal: distributions to
                       shareholders                            0.55      0.15      0.19      0.46       0.08
                                                            ................................................
EQUALS:                Share price (NAV) at end of year       10.91     15.55     12.47     14.39      18.00
------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain waiver and expense offset arrangements had not been in effect.
Net expenses -- actual                                         1.28      1.16      1.10      1.17       1.21
Gross expenses(1)                                              1.38      1.26      1.12        --         --
Expenses(2)                                                    1.28      1.17      1.11      1.17       1.21
Net investment income (loss) -- actual                        (0.18)    (0.08)     0.72      0.61      (0.02)
------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                              21.32(3)   44.32(3)  (18.82)(3)   19.20    25.79
Net assets at end of year (in millions of dollars)            195.4     718.1   1,079.1     851.3      749.0
Portfolio turnover rate (%)                                      21        18        18        33         38

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO MANAGEMENT FEE WAIVER.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS; THE MANAGEMENT FEE WAIVER IS INCLUDED, HOWEVER. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT WAIVED A PORTION OF THE MANAGEMENT FEE.

                      18  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
GUARDIAN FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NGUAX           ABOVE: PORTFOLIO MANAGERS KEVIN L. RISEN AND RICK WHITE

"WE LOOK FOR ESTABLISHED COMPANIES WHOSE INTRINSIC VALUE, BY OUR MEASURE, HAS YET TO BE DISCOVERED BY THE MAJORITY OF INVESTORS. IN MANAGING OVERALL RISK, WE MAKE A CONSCIOUS EFFORT TO DETERMINE THE RISK/REWARD SCENARIO OF EACH INDIVIDUAL HOLDING AS WELL AS ITS IMPACT AT THE PORTFOLIO LEVEL."

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large-cap companies are usually well-established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large-cap companies can be less responsive to changes and opportunities. At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. Because the managers tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the fund may emphasize those sectors.

The fund seeks to reduce risk by diversifying among a large number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- solid balance sheets

- above-average returns

- low valuation measures, such as price-to-earnings ratios

- strong competitive positions

When a stock no longer meets the fund's investment criteria, the managers will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      20  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform worse than certain other funds over a given time period.

To the extent that a value approach dictates an emphasis on certain sectors of the market at any given time, the fund's performance is likely to be disproportionately affected by the economic, market, and other developments that may influence those sectors. The fund's performance may also suffer if a sector does not perform as the portfolio managers expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                                        Guardian Fund   21

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

DISTRIBUTION HISTORY
In keeping with its goal, the fund has paid an income distribution every quarter since its inception in 1950. It has also paid an annual capital gain distribution during the same period. Of course, the fund cannot guarantee that it will continue to make these distributions.

  [ICON] The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year.
The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -4.71%
'91  34.33%
'92  19.01%
'93  14.45%
'94  0.60%
'95  32.11%
'96  17.88%
'97  17.94%
'98  2.35%
'99  8.46%
BEST
QUARTER:
Q4 '98,
23.12%
WORST
QUARTER:
Q3 '98,
-26.19%
Year-to-date
performance
as of
9/30/00:
3.62%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99

                               1 Year    5 Years    10 Years
------------------------------------------------------------
GUARDIAN FUND                   8.46      15.31      13.59
S&P 500 Index                  21.04      28.54      18.19
Russell 1000 Value Index        7.35      23.08      15.59

 The S&P 500 is an unmanaged index of U.S. stocks.

 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

                      22  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
KEVIN L. RISEN and ALLAN R. WHITE III are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Risen has co-managed the fund's assets since 1996. He joined Neuberger Berman in 1992 as an analyst, and has been a portfolio manager since 1995. White has been co-manager of the fund since September 1998, when he joined the firm. From 1989 to 1998 he was a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.71% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.71
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.13
                                                    ....
EQUALS:    Total annual operating expenses          0.84

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $86        $268       $466      $ 1037

                                        Guardian Fund   23

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                          1996      1997      1998      1999       2000
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                   23.61     23.78     31.41     21.32      22.72
PLUS:                  Income from investment operations
                       Net investment income                   0.31      0.15      0.18      0.18       0.14
                       Net gains/losses -- realized and
                       unrealized                              0.90      8.96     (6.09)     5.29       2.99
                       Subtotal: income from investment
                       operations                              1.21      9.11     (5.91)     5.47       3.13
MINUS:                 Distributions to shareholders
                       Income dividends                        0.28      0.24      0.18      0.16       0.15
                       Capital gain distributions              0.76      1.24      4.00      3.91       5.48
                       Subtotal: distributions to
                       shareholders                            1.04      1.48      4.18      4.07       5.63
                                                            ................................................
EQUALS:                Share price (NAV) at end of year       23.78     31.41     21.32     22.72      20.22
------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                         0.82      0.80      0.79      0.82       0.84
Expenses(1)                                                    0.82      0.80      0.79      0.82       0.84
Net investment income -- actual                                1.37      0.55      0.59      0.70       0.64
------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                               5.27     39.69    (20.80)    26.12      16.84
Net assets at end of year (in millions of dollars)          4,905.2   6,475.1   4,210.8   3,441.0    2,713.2
Portfolio turnover rate (%)                                      37        50        60        73         83

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

                      24  Neuberger Berman

NEUBERGER BERMAN
INTERNATIONAL FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBISX           ABOVE: PORTFOLIO MANAGERS VALERIE CHANG AND
                                   BENJAMIN E. SEGAL

"IN IDENTIFYING ATTRACTIVE STOCKS FROM AMONG THE MANY THOUSANDS CURRENTLY AVAILABLE OUTSIDE THE U.S., IT'S IMPORTANT TO HAVE A CLEAR STRATEGY. THIS FUND USES A COMBINATION OF GROWTH AND VALUE CRITERIA, WHILE ALSO CONSIDERING LARGER SCALE ECONOMIC FACTORS."

GOAL & STRATEGY
------------------------------------------------------------

FOREIGN STOCKS
There are many promising opportunities for investment outside the U.S. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

GROWTH VS.
VALUE INVESTING
Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF FOREIGN COMPANIES.

To pursue this goal, the fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed companies that show potential for above-average growth or whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected earnings growth. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

When a stock no longer meets the fund's investment criteria, the manager will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      26  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The fund may use derivatives for hedging and for speculation. Hedging could reduce the fund's losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the fund.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are riskier than comparable U.S. stocks. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The fund could also underperform if the manager invests in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the fund invests in a type of stock, it takes on the risks associated with that type. Growth stocks may suffer more than value stocks during market downturns, while value stocks may remain undervalued. Mid- and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.

                                   International Fund   27

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing primarily in mid- and large-cap stocks prior to September 1998, its performance during that time would have been different if current policies had been in effect.

  [ICON] The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year.
The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990
'91
'92
'93
'94
'95  7.88%
'96  23.69%
'97  11.21%
'98  2.35%
'99  65.86%
BEST
QUARTER:
4Q '99,
43.21%
WORST
QUARTER:
3Q '98,
-26.09%
Year-to-date
performance
as of
9/30/00:
-18.39%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99

                                                      Since
                                                    Inception
                               1 Year    5 Years     6/15/94
-------------------------------------------------------------
INTERNATIONAL FUND             65.86      20.29       17.96
EAFE Index                     27.30      13.15       11.67

 The EAFE is an unmanaged index of stocks from Europe, Australasia, and the Far East.

                      28  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

VALERIE CHANG AND BENJAMIN E. SEGAL are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. In 1996 Chang joined the firm and became assistant manager of the fund. She has been the manager since 1997. She began her career in 1990 in banking, and from 1995 to 1996 was a senior securities analyst at another firm. Segal was an Associate Manager of the fund since January 1999 and has been its co-manager since December 2000. He was an assistant portfolio manager at another firm from 1992 to 1998. Prior to 1997, he held positions in international finance and consulting.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 1.11% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares held for more than 180 days, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES
(% of amount redeemed or exchanged)

 These are deducted directly from your investment.

Redemption Fee*                                      2.00
Exchange Fee*                                        2.00

 * A REDEMPTION FEE OF 2.00% IS CHARGED ON INVESTMENTS HELD 180 DAYS OR LESS, WHETHER FUND SHARES ARE REDEEMED OR EXCHANGED FOR SHARES OF ANOTHER FUND. SEE "REDEMPTION FEE" ON PAGE 78 FOR MORE INFORMATION.
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)**

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          1.11
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.32
                                                    ....
EQUALS:    Total annual operating expenses          1.43

** THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $146       $452       $782      $1713

                                   International Fund   29

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                           1996      1997      1998      1999       2000
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                    10.70     11.91     14.83     13.85      16.76
PLUS:                  Income from investment operations
                       Net investment income (loss)             0.01        --     (0.03)    (0.08)     (0.07)
                       Net gains/losses -- realized and
                       unrealized                               1.24      2.94     (0.81)     3.00       4.35
                       Subtotal: income from investment
                       operations                               1.25      2.94     (0.84)     2.92       4.28
MINUS:                 Distributions to shareholders
                       Income dividends                         0.04      0.02        --        --       0.01
                       Capital gain distributions                 --        --      0.14      0.01       0.21
                       Subtotal: distributions to
                       shareholders                             0.04      0.02      0.14      0.01       0.22
                                                             ................................................
EQUALS:                Share price (NAV) at end of year        11.91     14.83     13.85     16.76      20.82
-------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement/repayment and offset arrangements had not been in effect.
Net expenses -- actual                                          1.70      1.70      1.70      1.61       1.43
Gross expenses(1)                                               2.28      1.69      1.61      1.59         --
Expenses(2)                                                     1.70      1.70      1.71      1.61       1.43
Net investment income (loss) -- actual                          0.24     (0.02)    (0.24)    (0.43)     (0.33)
-------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                               11.73(3)   24.71    (5.69)    21.09      25.43
Net assets at end of year (in millions of dollars)              57.0     115.4     125.5     112.5      193.7
Portfolio turnover rate (%)                                       45        37        46        94         80

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                      30  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
MANHATTAN FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NMANX           ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER AND BROOKE A.
                                          COBB

"WITHOUT QUESTION, WE ARE GROWTH INVESTORS. WE LOOK FOR COMPANIES THAT WE THINK WILL DELIVER POSITIVE EARNINGS SURPRISES, PARTICULARLY THOSE WITH THE POTENTIAL TO DO SO CONSISTENTLY. IDEALLY, WE WANT TO IDENTIFY COMPANIES THAT WILL SOMEDAY RANK AMONG THE FORTUNE 500."

GOAL & STRATEGY
------------------------------------------------------------

MID-CAP STOCKS
Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries and may not yet have reached their full potential. The growth investor looks for indications of continued success.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among many companies, industries, and sectors.

The managers look for fast-growing companies that are in new or rapidly evolving industries. Factors in identifying these firms may include:

- above-average growth of earnings

- earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      32  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks may also underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                                       Manhattan Fund   33

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance would have been different if current policies had been in effect.

  [ICON] The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year.
The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -8.05%
'91  30.89%
'92  17.77%
'93  10.01%
'94  -3.60%
'95  31.00%
'96  9.85%
'97  29.20%
'98  16.39%
'99  50.76%
BEST
QUARTER:
Q4 '99,
49.01%
WORST
QUARTER:
Q3 '98,
-21.18%
Year-to-date
performance
as of
9/30/00:
24.09%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99

                               1 Year    5 Years    10 Years
------------------------------------------------------------
MANHATTAN FUND                 50.76      26.68      17.23
Russell Midcap Growth Index    51.29      28.02      18.95
S&P 500 Index                  21.04      28.54      18.19

 The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

 The S&P 500 is an unmanaged index of U.S. stocks.

                      34  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the fund since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

BROOKE A. COBB is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has been co-manager of the fund since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.77% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.77
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.15
                                                    ....
EQUALS:    Total annual operating expenses          0.92

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $ 94       $293       $509      $1131

                                       Manhattan Fund   35

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                           1996      1997      1998      1999       2000
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                    13.27     11.94     14.51      9.42      12.07
PLUS:                  Income from investment operations
                       Net investment loss                     (0.04)    (0.03)    (0.05)    (0.06)     (0.08)
                       Net gains/losses -- realized and
                       unrealized                              (0.33)     4.26     (1.20)     3.54      10.22
                       Subtotal: income from investment
                       operations                              (0.37)     4.23     (1.25)     3.48      10.14
MINUS:                 Distributions to shareholders
                       Income dividends                           --        --        --        --         --
                       Capital gain distributions               0.96      1.66      3.84      0.83       1.20
                       Subtotal: distributions to
                       shareholders                             0.96      1.66      3.84      0.83       1.20
                                                             ................................................
EQUALS:                Share price (NAV) at end of year        11.94     14.51      9.42     12.07      21.01
-------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                          0.98      0.98      0.94      1.00       0.92
Expenses(1)                                                     0.98      0.99      0.95      1.00       0.92
Net investment loss -- actual                                  (0.27)    (0.20)    (0.42)    (0.50)     (0.52)
-------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                               (2.91)    38.75    (11.02)    37.40      87.89
Net assets at end of year (in millions of dollars)             516.2     570.4     476.6     566.0    1,178.6
Portfolio turnover rate (%)                                       53        89        90       115        105

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

                      36  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
MILLENNIUM FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBMIX           ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER AND MICHAEL F.
                                          MALOUF

"WE MAKE IT OUR BUSINESS TO TRACK DOWN PROMISING SMALL-CAP COMPANIES WHEREVER THEY MAY BE. AS A RESULT, THIS FUND ENABLES INVESTORS WHO CAN ACCEPT THE RISKS OF SMALL-CAP STOCKS TO PURSUE THE POTENTIAL FOR LONG-TERM GROWTH THAT SMALL-CAPS MAY PROVIDE."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps 60% of the time. However, small-caps have often fallen more severely during market downturns.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      38  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on small-cap stocks, the fund is subject to many of their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor

- be more affected by the performance of those sectors in which small-cap growth stocks may be concentrated

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                                      Millennium Fund   39

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based index of the U.S. small-cap market and an index of the portion of the small-cap market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

  [ICON] The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year.
The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990
'91
'92
'93
'94
'95
'96
'97
'98
'99  130.49%
BEST
QUARTER:
4Q '99,
72.95%
WORST
QUARTER:
3Q '99,
5.75%
Year-to-date
performance
as of
9/30/00:
-2.62%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99

                                                 Since
                                               Inception
                                     1 Year    (10/20/98)
---------------------------------------------------------
MILLENNIUM FUND                      130.49      183.97
Russell 2000 Growth Index             43.09       65.30
Russell 2000 Index                    21.26       36.68

 The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.
 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.

                      40  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
MICHAEL F. MALOUF AND JENNIFER K. SILVER are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. They have co-managed the fund since its inception in 1998. Silver has been Director of the Growth Equity Group since 1997 and was an analyst and a portfolio manager at another firm from 1981 to 1997. Malouf joined the firm in 1998. From 1991 to 1998, he was a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 1.11% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          1.11
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.27
                                                    ....
EQUALS:    Total annual operating expenses          1.38

 * THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years      5 Years      10 Years
--------------------------------------------------------------------
Expenses                 $141       $437        $ 755        $1657

                                      Millennium Fund   41

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                                1999(1)                 2000
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of year                               10.00                  19.49
PLUS:                  Income from investment operations
                       Net investment loss                                                  (0.10)                 (0.24)
                       Net gains/losses -- realized and unrealized                           9.59                  18.61
                       Subtotal: income from investment operations                           9.49                  18.37
MINUS:                 Distributions to shareholders
                       Capital gain distributions                                              --                   1.84
                       Subtotal: distributions to shareholders                                 --                   1.84
                                                                                ........................................
EQUALS:                Share price (NAV) at end of year                                     19.49                  36.02
------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                                       1.75(2)                1.38
Gross expenses(3)                                                                            2.13(2)                  --
Expenses(4)                                                                                  1.76(2)                1.38
Net investment loss -- actual                                                               (1.23)(2)              (0.94)
------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                                            94.90(5)(6)             96.88
Net assets at end of period (in millions of dollars)                                         66.4                  315.5
Portfolio turnover rate (%)                                                                   208                    176

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 10/20/98 (BEGINNING OF OPERATIONS) TO 8/31/99.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.
(6) NOT ANNUALIZED.

                      42  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
PARTNERS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NPRTX           ABOVE: PORTFOLIO MANAGER S. BASU MULLICK

"OUR GOAL IS TO FIND COMPANIES THAT WE BELIEVE ARE UNDERVALUED RELATIVE TO THEIR EARNINGS POTENTIAL, WHERE WE SEE A GAP BETWEEN THE ACTUAL PRICE OF A STOCK AND ITS INTRINSIC VALUE. WHEN A COMPANY GROWS IN VALUE AND/OR THE VALUATION GAP CLOSES, THE SUCCESS OF OUR STRATEGY IS REALIZED."

GOAL & STRATEGY
------------------------------------------------------------

MID- AND LARGE-
CAP STOCKS
Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although they have the potential to offer attractive long-term returns.

Large-cap companies are usually well-established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The manager looks for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- strong fundamentals, such as a company's financial, operational, and competitive positions

- consistent cash flow

- a sound earnings record through all phases of the market cycle

The manager may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The fund generally considers selling a stock when it reaches the manager's target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      44  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks, and are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the manager sells stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                                        Partners Fund   45

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

  [ICON] The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year.
The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -5.11%
'91  22.36%
'92  17.52%
'93  16.46%
'94  -1.89%
'95  35.21%
'96  26.49%
'97  29.23%
'98  6.28%
'99  7.80%
BEST
QUARTER:
Q4 '98,
16.37%
WORST
QUARTER:
Q3 '98,
-14.73%
Year-to-date
performance
as of
9/30/00:
0.04%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99

                               1 Year    5 Years    10 Years
------------------------------------------------------------
PARTNERS FUND                   7.80      20.42      14.72
S&P 500 Index                  21.04      28.54      18.19
Russell 1000 Value Index        7.35      23.08      15.59

 The S&P 500 is an unmanaged index of U.S. stocks.

 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

                      46  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
S. BASU MULLICK is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Mullick has managed the fund since 1998, and was a portfolio manager at another firm from 1993 to 1998.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.72% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.72
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.12
                                                    ....
EQUALS:    Total annual operating expenses          0.84

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $86        $268       $466      $1037

                                        Partners Fund   47

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                          1996      1997      1998      1999     2000
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                   23.72     23.88     31.60     22.97      26.42
PLUS:                  Income from investment operations
                       Net investment income                   0.22      0.19      0.23      0.27       0.19
                       Net gains/losses -- realized and
                       unrealized                              2.84     10.36     (2.83)     5.59       1.81
                       Subtotal: income from investment
                       operations                              3.06     10.55     (2.60)     5.86       2.00
MINUS:                 Distributions to shareholders
                       Income dividends                        0.20      0.22      0.19        --       0.29
                       Capital gain distributions              2.70      2.61      5.84      2.41       3.10
                       Subtotal: distributions to
                       shareholders                            2.90      2.83      6.03      2.41       3.39
                                                            ................................................
EQUALS:                Share price (NAV) at end of year       23.88     31.60     22.97     26.42      25.03
------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                         0.84      0.81      0.80      0.82       0.84
Expenses(1)                                                    0.84      0.81      0.80      0.82       0.84
Net investment income -- actual                                0.93      0.72      0.78      0.94       0.60
------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                              13.86     47.11    (10.03)    26.08       8.51
Net assets at end of year (in millions of dollars)          1,871.9   3,103.7   2,812.7   2,854.4    2,191.8
Portfolio turnover rate (%)                                      96        77       109       132         95

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

                      48  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
REGENCY FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBRVX           ABOVE: PORTFOLIO MANAGER ROBERT I. GENDELMAN

"WE FOCUS ON THE MID-CAP SECTOR OF THE MARKET BECAUSE WE BELIEVE THERE ARE NUMEROUS OPPORTUNITIES THERE TO FIND LESS WELL-KNOWN VALUES. WE LOOK FOR LEADERSHIP COMPANIES WITH STRONG FUNDAMENTALS WHOSE UNDERLYING VALUE IS NOT YET REFLECTED IN THEIR STOCK PRICES."

GOAL & STRATEGY
------------------------------------------------------------

MID-CAP STOCKS
Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among different companies and industries.

The manager looks for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- strong fundamentals, such as a company's financial, operational, and competitive positions

- consistent cash flow

- a sound earnings record through all phases of the market cycle

The manager may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The fund generally considers selling a stock when it reaches the manager's target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      50  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term fixed-income investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

PERFORMANCE -- When this prospectus was prepared, the fund had not completed a full calendar year of operations. Accordingly, performance charts are not included.

                                         Regency Fund   51

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
ROBERT I. GENDELMAN is a Vice President of Neuberger Berman Management and Managing Director of Neuberger Berman, LLC. He has managed the fund since its inception in 1999. Gendelman was a portfolio manager at another firm from 1992 to 1993.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.81% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.81
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           1.41
                                                    ....
EQUALS:    Total annual operating expenses          2.22
MINUS:     Expense reimbursement                    0.72
                                                    ....
EQUALS:    Net expenses                             1.50

 * NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/10, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 1.50% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 year    3 years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $153       $474       $818      $1791

                      52  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                                1999(1)                 2000
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of year                               10.00                   9.82
PLUS:                  Income from investment operations
                       Net investment income                                                 0.01                     --
                       Net gains/losses -- realized and unrealized                          (0.19)                  3.38
                       Subtotal: income from investment operations                          (0.18)                  3.38
MINUS:                 Distributions to shareholders
                       Income dividends                                                        --                   0.02
                       Capital gain distributions                                              --                   0.16
                       Subtotal: distributions to shareholders                                 --                   0.18
                                                                                ........................................
EQUALS:                Share price (NAV) at end of year                                      9.82                  13.02
------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                                       1.50(2)                1.50
Gross expenses(3)                                                                            8.38(2)                2.22
Expenses(4)                                                                                  1.51(2)                1.51
Net investment income -- actual                                                              0.66(2)                  --
------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                                            (1.80)(5)(6)             34.95(5)
Net assets at end of year (in millions of dollars)                                            7.9                   10.9
Portfolio turnover rate (%)                                                                    42                    200

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 6/1/99 (BEGINNING OF OPERATIONS) TO 8/31/99.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.
(6) NOT ANNUALIZED.

                                         Regency Fund   53

[PHOTO]

NEUBERGER BERMAN
SOCIALLY RESPONSIVE FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBSRX           ABOVE: PORTFOLIO MANAGER JANET PRINDLE

"WE BELIEVE THAT SOUND PRACTICES IN AREAS LIKE EMPLOYMENT AND THE ENVIRONMENT CAN HAVE A POSITIVE IMPACT ON A COMPANY'S BOTTOM LINE. WE LOOK FOR COMPANIES THAT MEET VALUE INVESTING CRITERIA AND ALSO SHOW A COMMITMENT TO UPHOLD OR IMPROVE THEIR STANDARDS OF CORPORATE CITIZENSHIP."

GOAL & STRATEGY
------------------------------------------------------------

SOCIAL INVESTING
Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
         THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES OF COMPANIES THAT MEET THE FUND'S FINANCIAL CRITERIA AND SOCIAL POLICY.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing in a large number of companies across many different industries.

The managers initially screen companies using value investing criteria. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:
- environmental concerns
- diversity in the work force
- progressive employment and workplace practices, and community relations

The managers typically also look at a company's record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund endeavors to avoid companies that derive revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Under normal market conditions, at least 90% of the fund's total assets will be invested in equity securities, all of which are selected in accordance with its social policy. When a stock no longer meets the fund's investment criteria, the managers will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                             Socially Responsive Fund   55

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. These investments are not subject to the fund's social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

The fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

- undervalued stocks that don't meet the social criteria could outperform those that do

- economic or political changes could make certain companies less attractive for investment

- the social policy could cause the fund to sell or avoid stocks that subsequently perform well

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks, and are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      56  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

  [ICON] The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year.
The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990
'91
'92
'93
'94
'95  38.94%
'96  18.50%
'97  24.41%
'98  15.01%
'99  7.04%
BEST
QUARTER:
4Q '98,
20.98%
WORST
QUARTER:
3Q '98,
-14.24%
Year-to-date
performance
as of
9/30/00:
-1.81%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99

                                                      Since
                                                    Inception
                               1 Year    5 Years     3/16/94
-------------------------------------------------------------
SOCIALLY RESPONSIVE FUND        7.04      20.32       16.58
S&P 500 Index                  21.04      28.54       24.23
Russell 1000 Value Index        7.35      23.08       18.86

 The S&P 500 is an unmanaged index of U.S. stocks.

 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

                             Socially Responsive Fund   57

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JANET PRINDLE, a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, joined the latter firm in 1977. She has been managing assets using social criteria since 1990 and has been manager of the fund since 1994.

ROBERT LADD and INGRID S. DYOTT are Vice Presidents of Neuberger Berman Management and have been Associate Managers of the fund since 1997. Ladd has been a portfolio manager at the firm since 1992 and is a Managing Director of Neuberger Berman, LLC; Dyott was project director for a social research group from 1995 to 1997.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor, and in turn engages Neuberger Berman, LLC to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.81% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.81
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.31
                                                    ....
EQUALS:    Total annual operating expenses          1.12

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $114       $356       $617      $1363

                      58  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                          1996      1997      1998      1999       2000
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                   11.84     13.88     17.79     16.32      21.33
PLUS:                  Income from investment operations
                       Net investment income                   0.02      0.03      0.07      0.02         --
                       Net gains/losses -- realized and
                       unrealized                              2.35      4.33     (1.11)     5.94       0.57
                       Subtotal: income from investment
                       operations                              2.37      4.36     (1.04)     5.96       0.57
MINUS:                 Distributions to shareholders
                       Income dividends                        0.02      0.03      0.03      0.07       0.02
                       Capital gain distributions              0.31      0.42      0.40      0.88       0.87
                       Subtotal: distributions to
                       shareholders                            0.33      0.45      0.43      0.95       0.89
                                                            ................................................
EQUALS:                Share price (NAV) at end of year       13.88     17.79     16.32     21.33      21.01
------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/repayment and offset arrangements had not been in effect.
Net expenses -- actual                                         1.50      1.48      1.10      1.10       1.12
Gross expenses                                                 1.69(1)    1.20(1)      --      --         --
Expenses(2)                                                    1.50      1.49      1.10      1.10       1.12
Net investment income -- actual                                0.19      0.23      0.43      0.12       0.01
------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                              20.19(3)   31.96    (6.02)    37.09       2.96
Net assets at end of year (in millions of dollars)             32.9      59.7      82.5     118.9      107.6
Portfolio turnover rate (%)                                      53        51        47        53         76

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                             Socially Responsive Fund   59

[PHOTO]

NEUBERGER BERMAN
TECHNOLOGY FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBTFX           ABOVE: MANAGEMENT TEAM LEADER JENNIFER K. SILVER

"WE CONSTANTLY CHALLENGE WHAT WE THOUGHT YESTERDAY AND WE REVISE IT FOR WHAT WE BELIEVE IS RIGHT FOR TODAY. RAPID CHANGE AND EVOLUTION ARE PART OF THE OPPORTUNITY IN THE TECHNOLOGY SECTOR. OUR JOB IS NOT TO FIGHT CHANGE, IT'S TO TRY TO TAKE ADVANTAGE OF THAT CHANGE."

GOAL & STRATEGY
------------------------------------------------------------

TECHNOLOGY STOCKS
Technology companies are those whose processes, products or services may be expected to significantly benefit from technological developments and the application of technological advances. Therefore, these companies may be found in virtually any industry. Because the managers seek companies that benefit from innovations, there may be times when a significant portion of the portfolio consists of small- and mid-cap companies.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. In certain rapidly-emerging industries, such as the Internet, success may be measured in market share rather than profits. Often, growth stocks are in emerging or rapidly growing industries and may not yet have reached their full potential. The growth investor looks for indications of continued success.

  [ICON]
          THE FUND SEEKS LONG TERM GROWTH OF CAPITAL.

To pursue this goal, the fund invests at least 65% of its assets in common stocks of companies substantially engaged in offering, using or developing products, processes or services that provide or that benefit significantly from technological advances, or are expected to do so. The fund may invest in companies of any capitalization size, and may invest up to 20% of its assets in foreign companies.

Some of the businesses that are, from time to time, likely to make up a significant portion of the portfolio, either individually or in the aggregate are:

- computer products, software and electronic components

- computer services

- telecommunications

- networking

- Internet

- biotechnology, pharmaceuticals or medical technology

The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, technology or management. Factors in identifying these firms may include surprises in the company's fundamentals relative to the market's expectations, financial strength, a strong position relative to competitors and a stock price that is reasonable relative to its growth rate.

The managers follow a disciplined selling strategy and may sell a portfolio stock when it is not likely to exceed the market's expectations, fails to perform as expected, or appears less desirable than another stock.

The fund may trade actively at certain times to take advantage of industries that are benefiting from recent innovations or attractive changes in stock prices.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                      Technology Fund   61

MAIN RISKS
------------------------------------------------------------

FOREIGN SECURITIES
Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON] Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this behavior, the value of your investment will rise and fall, and you could lose money.

By focusing on technology stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely and rapidly in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when they are out of favor

- be subject to the risk that a particular group of stocks of companies in inter-related industries will decline in price due to sector-specific developments

- be affected by obsolete technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

To the extent that the fund invests in a type of stock, it takes on the risks associated with that type. For instance, mid-cap and small- cap stocks tend to be less liquid and more volatile than large-cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

Also, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

PERFORMANCE -- When this prospectus was prepared, the fund had not completed a full calendar year of operations. Accordingly, performance charts are not included.

                      62  Technology Fund

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
The fund is managed by a team of investment professionals led by Jennifer K. Silver, Vice President of Neuberger Berman Management and Managing Director of Neuberger Berman, LLC. This team is part of the Growth Equity Group at Neuberger Berman headed by Silver, and has managed the fund's assets since May 2000.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For investment management services, the fund pays Neuberger Berman Management a fee at the annual rate of 0.85% of average net assets.

  [ICON] The fund does not charge you any fees for buying shares, selling or exchanging Investor Class shares held for more than 180 days, or maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES -- INVESTOR CLASS (% of amount redeemed or exchanged) These are deducted directly from your investment.

Redemption Fee*                                                2.00
Exchange Fee*                                                  2.00
*A REDEMPTION FEE OF 2.00% IS CHARGED ON INVESTMENTS HELD 180 DAYS OR
 LESS, WHETHER FUND SHARES ARE REDEEMED OR EXCHANGED FOR SHARES OF
 ANOTHER FUND. SEE "REDEMPTION FEE" ON PAGE 78 FOR MORE INFORMATION.

------------------------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)**
 These are deducted from fund assets, so you pay them indirectly.

           Management Fees                                           1.11
PLUS:      Distribution (12b-1) fees                                 None
           Other Expenses                                            2.81
                                                                     ....
EQUALS:    Total Annual Operating Expenses                           3.92
MINUS:     Expense Reimbursement                                     1.92
                                                                     ....
EQUALS:    Net Expenses                                              2.00

 ** NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN
    EXPENSES OF THE FUND THROUGH 12/31/10, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 2.00% OF AVERAGE NET ASSETS. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT THE REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 2.00% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be lower or higher.

                                    1 Year    3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Expenses                             $203       $627        $1078        $2327

                                      Technology Fund   63

FINANCIAL HIGHLIGHTS

YEAR ENDED AUGUST 31,                                                                                 2000(1)
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       period                                                                           10.00
PLUS:                  Income from investment operations
                       Net investment loss                                                              (0.01)
                       Net gains/losses -- realized and
                       unrealized                                                                        2.17
                       Subtotal: income from investment
                       operations                                                                        2.16
                                                                                                     ........
EQUALS:                Share price (NAV) at end of year                                                 12.16
-------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                                                                   2.00(2)
Gross expenses(3)                                                                                        3.92(2)
Expenses(4)                                                                                              2.00(2)
Net investment loss -- actual                                                                           (0.12)(6)
-------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                                                        21.60
Net assets at end of period (in millions of dollars)                                                     22.0
Portfolio turnover rate (%)                                                                                55

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 5/2/00 (BEGINNING OF OPERATIONS) TO 8/31/00.
(2) ANNUALIZED.
(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.
(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.
(6) NOT ANNUALIZED.

                      64  Technology Fund

YOUR INVESTMENT

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
The price of Investor Class Shares of a fund is the total value of the assets attributable to Investor Class minus the liabilities attributable to that class, divided by the total number of Investor Class shares. Because the value of a fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

Because Investor Class Shares of these funds do not have sales charges, the price you pay for each share of a fund is the fund's net asset value per share. Unless a redemption fee is applied, the funds pay you the full share price when you sell shares. Of the funds in this prospectus, only International and Technology Funds impose a redemption fee on sales or exchanges of fund shares held 180 days or less. If you own shares of these funds, see "Redemption Fee" on page 78 for more information on when a redemption fee would be charged to your account. If you use an investment provider, that provider may charge fees which are in addition to those described in this prospectus.

The funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. If you use an investment provider, depending on when it accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

                                      Your Investment   65

PRIVILEGES
AND SERVICES
------------------------------------------------------------

DOLLAR-COST AVERAGING
Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount -- say, $100 a month -- you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

If you purchase Investor Class shares directly from Neuberger Berman Management, you have access to the services listed below. If you are purchasing shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system. This service is not available for retirement accounts.

INTERNET ACCESS -- At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE-REGISTERED TRADEMARK- -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

                      66  Neuberger Berman

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you from a distribution.

DISTRIBUTIONS -- Each fund pays out to shareholders any net income and net capital gains. Ordinarily, the funds make these distributions once a year (in December), except for Guardian Fund, which typically distributes any net income quarterly.

Unless you designate otherwise, your income and capital gain distributions from a fund will be reinvested in that fund. However, if you prefer you may:
- receive all distributions in cash
- reinvest capital gain distributions, but receive income distributions in cash

Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in Investor Class shares of another Neuberger Berman Fund of the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult its representative about whether your income and capital gain distributions from a fund will be reinvested in that fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax free. Eventual withdrawals from a Roth IRA also may be tax free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar on facing page) will help clarify this for you.

                                      Your Investment   67

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Income distributions and net short-term capital gain distributions are generally taxed as ordinary income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund, or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell or exchange fund shares, you generally realize a taxable gain or loss. The exception, once again, is tax-advantaged retirement accounts.

                      68  Neuberger Berman

MAINTAINING YOUR
ACCOUNT
-------------------------------------------------------------------

BACKUP WITHHOLDING
When sending in your application, it's important to provide your Social Security or other taxpayer ID number. If we don't have this number, the IRS requires the fund to withhold 31% of all money you receive from the fund, whether from selling shares or from distributions. We are also required to withhold 31% of all money you receive from distributions if the IRS tells us that you are subject to backup withholding.

If the appropriate ID number has been applied for but is not available (such as in the case of a custodial account for a newborn), you may open the account without a number. However, we must receive the number within 60 days in order to avoid backup withholding. For information on custodial accounts, call 800-877-9700.

WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management are on pages 74 and 75. See the sidebars on pages 71 and 72 if you are buying shares through an investment provider. Whenever you make an initial investment in one of the funds or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

WHEN YOU SELL SHARES -- If you bought your shares from Neuberger Berman Management, instructions for selling shares are on pages 76 and 77. See the sidebars on pages 71 and 72 if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

The funds do not issue certificates for shares. If you have share certificates from prior purchases, please note that the only way to redeem share certificates is by sending in those certificates. Also, if you lose a certificate, you will be charged a fee to replace it.

                                      Your Investment   69

MAINTAINING YOUR
ACCOUNT CONTINUED
-------------------------------------------------------------------

SIGNATURE GUARANTEES
A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a signature guarantee.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

If you sell shares of International or Technology Funds or exchange them for shares of another fund in 180 days or less from purchase, you may be charged a redemption fee. See page 78.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see sidebar). These cases include:

- when selling more than $50,000 worth of shares

- when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

- when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $1,000 worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

                      70  Neuberger Berman

MAINTAINING YOUR
ACCOUNT CONTINUED
-------------------------------------------------------------------

INVESTMENT PROVIDERS
The Investor Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by Neuberger Berman Management. However, if you use an investment provider, most of the information you'll need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one Neuberger Berman fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase Investor Class shares of another fund. There are three things to remember when making an exchange:

- both accounts must have the same registration

- you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

- because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

International and Technology Funds charge certain shareholders a redemption fee on exchanges of fund shares held 180 days or less. See "Redemption Fee" on page 78 for more information.

                                      Your Investment   71

MAINTAINING YOUR
ACCOUNT CONTINUED
-------------------------------------------------------------------

INVESTMENT PROVIDERS
(CONTINUED)
If you use an investment provider, you must contact that provider to buy or sell shares of any of the funds described in this prospectus.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. See page 71 for more information.

PLACING ORDERS BY TELEPHONE -- Neuberger Berman fund investors have the option of placing telephone orders, subject to certain restrictions. On non-retirement accounts, this option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

OTHER POLICIES -- Under certain circumstances, the funds reserve the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- suspend the telephone order privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

- change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

                      72  Neuberger Berman

                 (This page has been left blank intentionally.)

                                      Your Investment   73

BUYING SHARES

Method                        Things to know

-----------------------------------------------------------------------------
SENDING US A CHECK

Your first investment must be at least $1,000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, or travelers checks

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to "Neuberger Berman Funds;" we cannot accept checks made out to you or other parties and signed over to us

-----------------------------------------------------------------------------
WIRING MONEY

All wires must be for at least $1,000

-----------------------------------------------------------------------------
EXCHANGING FROM
ANOTHER FUND

All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be cancelled or changed once it has been placed

-----------------------------------------------------------------------------
BY TELEPHONE

We do not accept phone orders for a first investment

Additional investments must be for at least $1,000

Shares will be purchased at the time we receive your money

Not available on retirement accounts

-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
INVESTMENTS

All investments must be at least $100

                      74  Neuberger Berman

RETIREMENT PLANS
We offer investors a number of tax-advantaged plans for retirement saving:

TRADITIONAL IRAS allow money to grow tax-deferred until you take it out at retirement. Contributions are deductible for some investors, but even when they're not, an IRA can be beneficial.

ROTH IRAS offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Consult your tax professional to find out which types of plans may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan.

Instructions

----------------------------------------------------

Fill out the application and enclose your check

If regular first-class mail, address to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the fund name, your account number and other information as requested

----------------------------------------------------

Call 800-877-9700 to place your order

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 to notify us of your purchase

Immediately follow up with a wire or electronic transfer

To add shares to an existing account using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 for instructions

                                      Your Investment   75

SELLING SHARES

Method                        Things to know

-----------------------------------------------------------------------------
SENDING US A LETTER

Unless you tell us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s)

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance in all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 fee

You can also request that we send the proceeds to your designated bank account by electronic transfer without fee

You may need a signature guarantee

-----------------------------------------------------------------------------
SENDING US A FAX

For amounts of up to $50,000

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
CALLING IN YOUR ORDER

All phone orders to sell shares must be for at least $1,000, unless you are closing out an account

Not available if you have declined the phone option or are selling shares in a retirement account

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
EXCHANGING INTO
ANOTHER FUND

All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be cancelled or changed once it has been placed

-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
WITHDRAWALS

For accounts with at least $5,000 worth of shares in them

Withdrawals must be at least $100

-----------------------------------------------------------------------------
REDEMPTION FEE

International and Technology Funds charge a 2.00% redemption fee on shares redeemed or exchanged for shares of another fund in 180 days or less. For International Fund, this applies only to shares purchased on or after September 11, 2000.

                      76  Neuberger Berman

INTERNET CONNECTION
Investors with Internet access can enjoy many valuable and time-saving features by visiting us on the World Wide Web at www.nb.com.

The site offers complete information on our funds, current performance data, and an Investment Education Center with interactive worksheets for college and retirement planning. Also available are relevant news items, tax information, portfolio manager interviews, and related articles.

As a Neuberger Berman funds shareholder, you can use the web site to access account information and even make secure transactions -- 24 hours a day.

Instructions

----------------------------------------------------

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Write a request to sell shares as described above

Call 800-877-9700 to obtain the correct fax number

----------------------------------------------------

Call 800-877-9700 to place your order

Give your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 to place your order

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 for instructions

                                      Your Investment   77

REDEMPTION FEE
------------------------------------------------------------

If you sell your shares of International or Technology Funds or exchange them for shares of another fund in 180 days or less of purchase, you will be charged a 2.00% fee on the current net asset value of the shares sold or exchanged. For International Fund, this fee will be applied only to those shares purchased on or after September 11, 2000. The fee is paid to the funds to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

The funds use a "first-in, first-out" method to determine how long you have held your fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption or an exchange of:

- shares acquired by reinvestment of dividends or other distributions of the funds;

- shares held in an account of certain qualified retirement plans; or

- shares purchased through other investment providers, IF the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.

Shareholders purchasing through an investment provider should contact that provider to determine whether it imposes a redemption fee or has such a policy in place.

                      78  Neuberger Berman

FUND STRUCTURE
------------------------------------------------------------

CONVERSION TO THE EURO
Like other mutual funds, the funds could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the funds' portfolios will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt fund operations and investments if problems arise, has been adequately addressed until the conversion is completed.

Each of the funds in this prospectus uses a "multiple class" structure. The funds offer either two, three or four classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to Investor Class shares of the funds, and we have used the word "fund" to mean that class of a particular fund.

                                      Your Investment   79

-------------------------------------------------------------------

NOTES

--------------------------------------------

NOTES

--------------------------------------------

NOTES

--------------------------------------------

NOTES

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180

800-877-9700
212-476-8800

Web site:
www.nb.com
Email:
questions@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

NEUBERGER BERMAN EQUITY FUNDS
INVESTOR CLASS SHARES

- No load

- No sales charges

- No 12b-1 fees

If you'd like further details on any of these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio manager(s) about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on these funds, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

[RECYCLE LOGO] A0088 12/00                              SEC file number: 811-582

                                                                NEUBERGER BERMAN

NEUBERGER BERMAN
GENESIS FUND-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------

                    INSTITUTIONAL CLASS SHARES

                    PROSPECTUS DECEMBER 15, 2000

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS
-----------------

                       NEUBERGER BERMAN EQUITY FUNDS
                       INSTITUTIONAL CLASS SHARES

        PAGE 2 ......   Genesis Fund

                       YOUR INVESTMENT

             8 ......   Maintaining Your Account

            10 ......   Share Prices

            11 ......   Distributions and Taxes

            13 ......   Fund Structure

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-2000 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT
The fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $-- billion in total assets (as of September 30, 2000) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THIS FUND:

- IS DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFERS YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED STOCK PORTFOLIO

- ALSO OFFERS THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH A FUND THAT INVESTS USING A VALUE APPROACH

- CARRIES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER
 GOVERNMENT AGENCY

[PHOTO]

NEUBERGER BERMAN
GENESIS FUND
--------------------------------------------------------------------------------

                                   ABOVE: PORTFOLIO MANAGERS ROBERT W. D'ALELIO AND JUDITH M.
                                          VALE

"WE SEEK OUT SMALL COMPANIES THAT ARE LITTLE-KNOWN AND OFTEN FOUND IN LESS GLAMOROUS INDUSTRIES. POTENTIAL FOR GROWTH IS ONE AREA WE FOCUS ON, BUT EQUALLY IMPORTANT TO US IS EVIDENCE OF SOLID PERFORMANCE AND A PROVEN MANAGEMENT TEAM. AND AS VALUE INVESTORS, WE LOOK FOR STOCKS THAT ARE SELLING AT ATTRACTIVE PRICES."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps 60% of the time. However, small-caps have often fallen more severely during market downturns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

- above-average returns

- an established market niche

- circumstances that would make it difficult for new competitors to enter the market

- the ability to finance their own growth

- sound future business prospects

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks.

At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

When a stock no longer meets the fund's investment criteria, the managers will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                          Genesis Fund   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing. These include the risk that the fund's holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns or when small-cap stocks are out of favor

- be more affected than other types of stocks by the underperformance of a sector that the managers decided to emphasize

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON] The charts below provide an indication of the risks of investing in Institutional Class shares of the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -16.24
'91  41.55
'92  15.62
'93  13.89
'94  -1.82
'95  27.31
'96  29.86
'97  34.89
'98  -6.95
'99  4.24
BEST
QUARTER:
Q1 '91,
25.05%
WORST
QUARTER:
Q3 '90,
-21.81%
Year-to-date
performance
as of
9/30/00:
20.58%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                               1 Year    5 Years    10 Years
------------------------------------------------------------
GENESIS FUND                    4.24      16.68      12.73
Russell 2000 Index             21.26      16.69      13.40

 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.

* PRIOR TO 12/15/00, GENESIS FUND INSTITUTIONAL CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR PERIODS AFTER JULY 1999 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS GENESIS FUND INSTITUTIONAL CLASS. PERFORMANCE FROM 1990 TO JULY 1999 IS THAT OF GENESIS FUND INVESTOR CLASS, WHICH BEGAN OPERATIONS IN 1988. BECAUSE GENESIS FUND INSTITUTIONAL CLASS HAS LOWER EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN BETTER THAN THE OTHER CLASS HAD.

                                          Genesis Fund   5

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JUDITH M. VALE and ROBERT W. D'ALELIO are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Vale and D'Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund's assets since 1994. D'Alelio joined the firm in 1996 and has co-managed the fund's assets since 1997. From 1988 to 1996, he was a senior portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.88% of averrage net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Institutional Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                            0.88
PLUS:      Distribution (12b-1) fees                  None
           Other expenses                             0.09
                                                      ....
EQUALS:    Total annual operating expenses            0.97
MINUS:     Expense reimbursement*                     0.12
                                                      ....
EQUALS:    Net expenses                               0.85

 * NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/10, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.85% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years      5 Years      10 Years
--------------------------------------------------------------------
Expenses                 $87        $271         $471        $1049

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS

                                                                      1999(1)        2000
------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year
PLUS:     Income from investment operations                             21.01        20.28
          Net investment income                                          0.02         0.08
          Net gains/losses -- realized and unrealized                   (0.75)        5.20
          Subtotal: income from investment operations                   (0.73)        5.28
                                                                      ....
EQUALS:   Share price (NAV) at end of year                              20.28        25.41
------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain waiver and expense offset arrangements had not been in effect.
Net expenses -- actual                                                   0.85(2)      0.85
Gross expenses(3)                                                        1.15(2)      0.97
Expenses(4)                                                              0.85(2)      0.85
Net investment income -- actual                                          0.48(2)      0.34
------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over the period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(5) (%)                                                     (3.47)(6)    26.22
Net assets at end of year (in millions of dollars)                     224.2        232.1
Portfolio turnover rate (%)                                             33           38

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 7/1/99 (COMMENCEMENT OF OPERATIONS) TO 8/31/99.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE WAS NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

(6) NOT ANNUALIZED.

                                          Genesis Fund   7

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

YOUR INVESTMENT PLAN
The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment plan. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your investment plan may charge fees, which are in addition to those described in this prospectus.

Institutional Class shares of the fund are available to you for investment through retirement savings programs such as pension and profit sharing plans and employee benefit trusts. The minimum initial investment is $5 million. Neuberger Berman Management reserves the right to waive this minimum investment for certain investment plans.

To buy or sell Institutional Class shares of the fund described in this prospectus, contact your investment plan. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

Most investment plans allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

                      8  Neuberger Berman

------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional Institutional Class shares or paid to shareholders in cash.

Because of this, if you buy shares just before the fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you from a distribution.

Under certain circumstances, the fund reserves the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

                                       Your Investment   9

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
The price of Institutional Class shares of the fund is the total value of the assets attributable to Institutional Class minus the liabilities attributable to that class, divided by the total number of Institutional Class shares. Because the value of the fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

Because Institutional Class shares of the fund do not have a sales charge, the price you pay for each share of the fund is the fund's net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays you the full share price when you sell shares. Remember that your investment plan may charge fees for its services.

The fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment plan to find out by what time your order must be received in order to be processed the same day. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment plan accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

                      10  Neuberger Berman

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that your investment plan sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The fund pays out to shareholders any net income and net capital gains. Ordinarily, the fund makes any distributions once a year in December.

Consult your investment plan about whether your income and capital gain distributions from the fund will be reinvested in Institutional Class shares of the fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.

Income distributions and net short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

                                      Your Investment   11

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

CONVERSION TO
THE EURO
Like other mutual funds, the fund could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the fund's portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt fund operations and investments if uncorrected, has been adequately addressed until the conversion is completed.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell or exchange fund shares, you generally realize a taxable gain or loss. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                      12  Neuberger Berman

FUND STRUCTURE
------------------------------------------------------------

The fund uses a "multiple class" structure.

Genesis Fund offers four classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to Institutional Class shares of the fund, and we have used the word "fund" to mean Institutional Class shares of the fund.

                                      Your Investment   13

------------------------------------------------------------

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment plan, or from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Broker/Dealer and
Institutional Services:
800-366-6264

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

NEUBERGER BERMAN GENESIS FUND
INSTITUTIONAL CLASS SHARES
- No load

- No sales charges

- No 12b-1 fees

If you'd like further details about this fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio managers about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information about this fund, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about the fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

[RECYCLE LOGO] A0089 12/00                              SEC file number: 811-582

                                                                NEUBERGER BERMAN

NEUBERGER BERMAN
EQUITY FUNDS-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------

                    TRUST CLASS SHARES

                    PROSPECTUS DECEMBER 15, 2000
                    Century Fund
                    Focus Fund
                    Genesis Fund
                    Guardian Fund
                    International Fund
                    Manhattan Fund
                    Millennium Fund
                    Partners Fund
                    Regency Fund
                    Socially Responsive Fund
                    Technology Fund

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS
-----------------

                       NEUBERGER BERMAN EQUITY FUNDS
                       TRUST CLASS SHARES

        PAGE 2 ......   Century Fund

             7 ......   Focus Fund

            13 ......   Genesis Fund

            19 ......   Guardian Fund

            25 ......   International Fund

            31 ......   Manhattan Fund

            37 ......   Millennium Fund

            43 ......   Partners Fund

            49 ......   Regency Fund

            54 ......   Socially Responsive Fund

            60 ......   Technology Fund

                       YOUR INVESTMENT

            65 ......   Maintaining Your Account

            68 ......   Share Prices

            69 ......   Distributions and Taxes

            71 ......   Fund Structure

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-2000 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT
The Neuberger Berman Equity Funds are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $__ billion in total assets (as of September 30, 2000) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THESE FUNDS:

- ARE DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFER YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH PROFESSIONALLY MANAGED STOCK PORTFOLIOS

- ALSO OFFER THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH FUNDS THAT INVEST USING A VALUE OR A GROWTH APPROACH, OR A COMBINATION OF THE TWO

- CARRY CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- ARE MUTUAL FUNDS, NOT BANK DEPOSITS, AND ARE NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER
 GOVERNMENT AGENCY

[PHOTO]

NEUBERGER BERMAN
CENTURY FUND
--------------------------------------------------------------------------------

                                   ABOVE: PORTFOLIO MANAGER BROOKE A. COBB

"WE LOOK FOR THE LEADERS OF TODAY AND TOMORROW. MANY FAST-GROWING COMPANIES JOIN THE LARGE-CAPITALIZATION SECTOR WITH YEARS OF GROWTH STILL AHEAD. OUR GOAL IS TO IDENTIFY THEM EARLY, AND TO INVEST IN THE COMPANIES THAT ARE GOING TO BE THE GROWTH LEADERS OF THE NEW CENTURY."

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large-cap companies are usually well-established. They typically have a variety of products and business lines, an experienced management team and a sound financial base that can help them weather bad times.

Because of their size, large-cap companies may grow at a slower rate than small companies. But their returns have sometimes led those of smaller companies, often with lower volatility.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; DIVIDEND INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies, sectors and industries in order to moderate variability in the fund's performance.

The manager employs a disciplined investment strategy when selecting growth stocks. He seeks to buy companies with strong earnings growth and the potential for higher earnings, priced at attractive levels relative to their growth rates. Factors in identifying these firms may include:

- solid balance sheets

- earnings that have exceeded analysts' expectations

- a strong position relative to competitors

- a stock price that is reasonable in light of its growth rate

The manager also follows a disciplined selling strategy and may eliminate a stock from the portfolio when the company's fundamentals deteriorate, a target price is reached, or when it appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                          Century Fund   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term fixed-income investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform worse than certain other funds over a given time period.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio manager expected. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

PERFORMANCE -- When this prospectus was prepared, the fund had not completed a full calendar year of operations. Accordingly, performance charts are not included.

                      4  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
BROOKE A. COBB is a Vice President of Neuberger Berman Management, a Managing Director of Neuberger Berman, LLC, and has managed the fund since December 1999. He joined Neuberger Berman, LLC in 1997. From 1992 to 1997, he was a portfolio manager at several other firms.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For investment management services, the fund will pay Neuberger Berman Management a fee at the annual rate of 0.550% of the first $250 million of average net assets, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, and 0.425% of average net assets in excess of $1.5 billion.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Trust Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.95
PLUS:      Distribution (12b-1) fees                0.10
           Other expenses                           6.46
                                                    ....
EQUALS:    Total annual operating expenses          7.51
MINUS:     Expense reimbursement                    6.01
                                                    ....
EQUALS:    Net expenses                             1.50

 * NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/10, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 1.50% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $153       $474       $818      $1791

                                          Century Fund   5

FINANCIAL HIGHLIGHTS

YEAR ENDED AUGUST 31,                                                                    2000(1)
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout the period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       period                                                               10.00
PLUS:                  Income from investment operations
                       Net investment loss                                                  (0.06)
                       Net gains/losses -- realized and
                       unrealized                                                            3.50
                       Subtotal: income from investment
                       operations                                                            3.44
                                                                                         ........
EQUALS:                Share price (NAV) at end of period                                   13.44
------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                                       1.50(2)
Gross expenses(3)                                                                            7.51(2)
Expenses(4)                                                                                  1.50(2)
Net investment income loss -- actual                                                        (0.71)(2)
------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over the period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                                            34.40(5)(6)
Net assets at end of period (in millions of dollars)                                          2.2
Portfolio turnover rate (%)                                                                    65

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 12/6/99 (BEGINNING OF OPERATIONS) TO 8/31/00.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

(6) NOT ANNUALIZED.

                      6  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
FOCUS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBFCX           ABOVE: PORTFOLIO MANAGER KENT C. SIMONS

"OUR INVESTMENT APPROACH FOR FOCUS FUND INVOLVES LOOKING FOR COMPANIES THAT HAVE LOW PRICE-TO-EARNINGS RATIOS, SOLID BALANCE SHEETS AND STRONG MANAGEMENT. WE OFTEN FIND THAT THESE COMPANIES ARE CONCENTRATED IN CERTAIN SECTORS OF THE ECONOMY, AND WE LOOK FURTHER WITHIN THESE SECTORS FOR OTHER COMPANIES THAT
MEET OUR CRITERIA."

GOAL & STRATEGY
------------------------------------------------------------

INDUSTRY SECTORS
The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still pursue the performance potential of individual sectors.

This contrasts with an approach of limiting investment to one sector, which may offer greater opportunity but also more risk. A sector may have above-average performance during particular periods, but individual sectors also tend to move up and down more than the broader market.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

- autos and housing

- consumer goods and services

- defense and aerospace

- energy

- financial services

- health care

- heavy industry

- machinery and equipment

- media and entertainment

- retailing

- technology

- transportation

- utilities

At any given time, the fund intends to place most of its assets in those sectors on the list that the manager believes are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors. However, it does not invest more than 50% of total assets in any one sector, or more than 25% of total assets in any one industry.

The manager looks for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

When a stock no longer meets the fund's investment criteria, the manager will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      8  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors. These may include market, economic, political or regulatory developments, among others. The fund's performance may also suffer if a sector does not perform as the portfolio manager expected.

To the extent that the fund emphasizes a particular market capitalization, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks. At any given time, any one of these market capitalizations may be out of favor with investors. If the fund emphasizes that market capitalization, it could perform worse than certain other funds.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                                            Focus Fund   9

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing heavily in energy stocks prior to November 1991, and invested mainly in large-cap stocks prior to September 1998, its performance during those times would have been different if current policies had been in effect.

  [ICON] The charts below provide an indication of the risks of investing in Trust Class shares of the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -5.92%
'91  24.66%
'92  21.10%
'93  19.60%
'94  0.93%
'95  36.03%
'96  16.29%
'97  24.15%
'98  13.17%
'99  25.89%
BEST
QUARTER:
Q4 '98,
34.52%
WORST
QUARTER:
Q3 '98,
-27.48%
Year-to-date
performance
as of
9/30/00:
23.27%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                               1 Year    5 Years    10 Years
------------------------------------------------------------
FOCUS FUND                     25.89      22.85      16.98
S&P 500 Index                  21.04      28.54      18.19
Russell 1000 Value Index        7.35      23.08      15.59

 The S&P 500 is an unmanaged index of U.S. stocks.
 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.
* PRIOR TO 12/15/00 FOCUS FUND TRUST CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS AFTER AUGUST 1993 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS FOCUS FUND TRUST CLASS. PERFORMANCE FROM 1990 TO AUGUST 1993 IS THAT OF FOCUS FUND INVESTOR CLASS, WHICH BEGAN OPERATIONS IN 1955. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN TRUST CLASS WOULD HAVE HAD.

                      10  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
KENT C. SIMONS is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has managed the fund's assets since 1988.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.88% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Trust Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.88
PLUS:      Distribution (12b-1) fees                0.10
           Other expenses                           0.08
                                                    ....
EQUALS:    Total annual operating expenses          1.06

* NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT ITS TOTAL ANNUAL OPERATING EXPENSES ARE NOT MORE THAN 0.20% ABOVE THOSE OF ANOTHER CLASS OF THE FUND (INVESTOR CLASS). THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. UNDER THIS ARRANGEMENT, WHICH NEUBERGER BERMAN MANAGEMENT CAN TERMINATE UPON SIXTY DAYS' NOTICE TO THE FUND, TOTAL ANNUAL OPERATING EXPENSES OF THE FUND LAST YEAR WERE LIMITED TO 1.04% OF THE FUND'S AVERAGE NET ASSETS. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses**               $108       $337       $585      $1294

** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
   ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $106, $331, $574, AND $1271, RESPECTIVELY.

                                           Focus Fund   11

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                             1996      1997      1998      1999       2000
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of year    14.41     14.83     21.27     17.14      23.62
PLUS:                  Income from investment operations
                       Net investment income (loss)               0.06      0.01      0.03     (0.02)     (0.05)
                       Net gains/losses -- realized and
                       unrealized                                 0.46      6.49     (3.66)     6.53      13.40
                       Subtotal: income from investment
                       operations                                 0.52      6.50     (3.63)     6.51      13.35
MINUS:                 Distributions to shareholders
                       Income dividends                           0.02      0.06      0.01      0.03         --
                       Capital gain distributions                 0.08        --      0.49        --       1.64
                       Subtotal: distributions to
                       shareholders                               0.10      0.06      0.50      0.03       1.64
                                                               ................................................
EQUALS:                Share price (NAV) at end of year          14.83     21.27     17.14     23.62      35.33
---------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                            0.99      0.96      0.94      0.95       1.05
Gross expenses(1)                                                 1.27      1.06      0.97      0.98       1.06
Expenses(2)                                                       0.99      0.96      0.94      0.95       1.05
Net investment income (loss) -- actual                            0.63      0.11      0.17     (0.07)     (0.22)
---------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(3) (%)                                               3.62     43.93    (17.45)    38.07      59.02
Net assets at end of year (in millions of dollars)                55.6     160.9     193.2     216.0      372.4
Portfolio turnover rate (%)                                         39        63        64        57         55

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                      12  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
GENESIS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBGEX           ABOVE: PORTFOLIO MANAGERS ROBERT W. D'ALELIO AND JUDITH M.
                                          VALE

"WE SEEK OUT SMALL COMPANIES THAT ARE LITTLE-KNOWN AND OFTEN FOUND IN LESS GLAMOROUS INDUSTRIES. POTENTIAL FOR GROWTH IS ONE AREA WE FOCUS ON, BUT EQUALLY IMPORTANT TO US IS EVIDENCE OF SOLID PERFORMANCE AND A PROVEN MANAGEMENT TEAM. AND AS VALUE INVESTORS, WE LOOK FOR STOCKS THAT ARE SELLING AT ATTRACTIVE PRICES."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps 60% of the time. However, small-caps have often fallen more severely during market downturns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

- above-average returns

- an established market niche

- circumstances that would make it difficult for new competitors to enter the market

- the ability to finance their own growth

- sound future business prospects

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks.

At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

When a stock no longer meets the fund's investment criteria, the managers will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      14  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing. These include the risk that the fund's holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns or when small-cap stocks are out of favor

- be more affected than other types of stocks by the underperformance of a sector that the managers decided to emphasize

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                                         Genesis Fund   15

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]  The charts below provide an indication
          of the risks of investing in Trust Class shares of the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -16.24%
'91  41.55%
'92  15.62%
'93  14.37%
'94  -1.66%
'95  27.17%
'96  29.90%
'97  34.86%
'98  -6.98%
'99  4.01%
BEST
QUARTER:
Q1 '91,
25.05%
WORST
QUARTER:
Q3 '90,
-21.81%
Year-to-date
performance
as of
9/30/00:
20.20%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                                1 Year       5 Years    10 Years
----------------------------------------------------------------
GENESIS FUND                          4.01    16.60      12.76
Russell 2000 Index                   21.26    16.69      13.40

 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.

* PRIOR TO 12/15/00 GENESIS FUND TRUST CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS AFTER AUGUST 1993 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS GENESIS FUND TRUST CLASS. PERFORMANCE FROM 1990 TO AUGUST 1993 IS THAT OF GENESIS FUND INVESTOR CLASS, WHICH BEGAN OPERATIONS IN 1988. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN FUND TRUST CLASS WOULD HAVE HAD.

                      16  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JUDITH M. VALE and ROBERT W. D'ALELIO are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Vale and D'Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund's assets since 1994. D'Alelio joined the firm in 1996 and has co-managed the fund's assets since 1997. From 1988 to 1996, he was a senior portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 1.13% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Trust Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          1.13
PLUS:      Distribution (12b-1) fees                0.10
           Other expenses                           0.08
                                                    ....
EQUALS:    Total annual operating expenses          1.31

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $133       $415       $718      $1579

                                         Genesis Fund   17

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                        1996        1997        1998         1999         2000
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year            12.65       14.99       21.45        17.28        20.26
PLUS:     Income from investment operations
          Net investment income (loss)                      (0.02)      (0.01)       0.12         0.13           --
          Net gains/losses -- realized and unrealized        2.68        6.61       (4.14)        3.17         5.19
          Subtotal: income from investment operations        2.66        6.60       (4.02)        3.30         5.19
MINUS:    Distributions to shareholders
          Income dividends                                     --          --          --         0.12         0.11
          Capital gain distributions                         0.32        0.14        0.15         0.20           --
          Subtotal: distributions to shareholders            0.32        0.14        0.15         0.32         0.11
                                                         ..........................................................
EQUALS:   Share price (NAV) at end of year                  14.99       21.45       17.28        20.26        25.34
-------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and offset arrangements had not been in effect.
Net expenses -- actual                                       1.38        1.25        1.17         1.23         1.21
Gross expenses(1)                                            1.65        1.35        1.19           --           --
Expenses(2)                                                  1.38        1.26        1.17         1.23         1.21
Net investment income (loss) -- actual                      (0.27)      (0.16)       0.68         0.54        (0.02)
-------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                          21.44(3)    44.31(3)     (18.88)(3)     19.15       25.76
Net assets at end of year (in millions of dollars)           65.2       382.7       704.5        591.1        770.9
Portfolio turnover rate (%)                                    21          18          18           33           38

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/WAIVER.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS; THE MANAGEMENT FEE WAIVER IS INCLUDED, HOWEVER.
(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF THE MANAGEMENT FEE.

                      18  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
GUARDIAN FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBGTX           ABOVE: PORTFOLIO MANAGERS KEVIN L. RISEN AND RICK WHITE

"WE LOOK FOR ESTABLISHED COMPANIES WHOSE INTRINSIC VALUE, BY OUR MEASURE, HAS YET TO BE DISCOVERED BY THE MAJORITY OF INVESTORS. IN MANAGING OVERALL RISK, WE MAKE A CONSCIOUS EFFORT TO DETERMINE THE RISK/REWARD SCENARIO OF EACH INDIVIDUAL HOLDING AS WELL AS ITS IMPACT AT THE PORTFOLIO LEVEL."

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large-cap companies are usually well-established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large-cap companies can be less responsive to changes and opportunities. At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. Because the managers tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the fund may emphasize those sectors.

The fund seeks to reduce risk by diversifying among a large number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.

The managers look for well managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- solid balance sheets

- above-average returns

- low valuation measures, such as price-to-earnings ratios

- strong competitive positions

When a stock no longer meets the fund's investment criteria, the managers will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      20  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform worse than certain other funds over a given time period.

To the extent that a value approach dictates an emphasis on certain sectors of the market at any given time, the fund's performance is likely to be disproportionately affected by the economic, market, and other developments that may influence those sectors. The fund's performance may also suffer if a sector does not perform as the portfolio managers expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                                        Guardian Fund   21

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

DISTRIBUTION HISTORY
In keeping with its goal, the fund has paid an income distribution every quarter since December 1993, the year of its inception. It has also paid an annual capital gain distribution during the same period. Of course, the fund cannot guarantee that it will continue to make these distributions.

  [ICON] The charts below provide an indication of the risks of investing in Trust Class shares of the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -4.71%
'91  34.33%
'92  19.01%
'93  13.52%
'94  1.52%
'95  31.99%
'96  17.74%
'97  17.83%
'98  2.36%
'99  8.36%
BEST
QUARTER:
Q4 '98,
23.16%
WORST
QUARTER:
Q3 '98,
-26.19%
Year-to-date
performance
as of
9/30/00:
3.54%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                              1 Year     5 Years    10 Years
------------------------------------------------------------
GUARDIAN FUND                   8.36      15.22      13.56
S&P 500 Index                  21.04      28.54      18.19
Russell 1000 Value Index        7.35      23.08      15.59

 The S&P 500 Index is an unmanaged index of U.S. stocks.

 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.
* PRIOR TO 12/15/00 GUARDIAN FUND TRUST CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS AFTER AUGUST 1993 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS GUARDIAN FUND TRUST CLASS. PERFORMANCE FROM 1990 TO AUGUST 1993 IS THAT OF GUARDIAN FUND INVESTOR CLASS, WHICH BEGAN OPERATIONS IN 1950. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN TRUST CLASS WOULD HAVE HAD.

                      22  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
KEVIN L. RISEN and ALLAN R. WHITE III are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Risen has co-managed the fund's assets since 1996. He joined Neuberger Berman in 1992 as an analyst, and has been a portfolio manager since 1995. White has been co-manager of the fund since September 1998, when he joined the firm. From 1989 to 1998 he was a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.85% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Trust Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.85
PLUS:      Distribution (12b-1) fees                0.10
           Other expenses                           0.06
                                                    ....
EQUALS:    Total annual operating expenses          1.01

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $103       $322       $558      $1236

                                        Guardian Fund   23

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                          1996        1997        1998        1999        2000
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year              13.83       14.24       19.47       14.24       16.36
PLUS:     Income from investment operations
          Net investment income                                0.16        0.08        0.09        0.12        0.09
          Net gains/losses -- realized and unrealized          0.55        5.48       (3.93)       3.57        2.23
          Subtotal: income from investment operations          0.71        5.56       (3.84)       3.69        2.32
MINUS:    Distributions to shareholders
          Income dividends                                     0.14        0.10        0.10        0.10        0.10
          Capital gain distributions                           0.16        0.23        1.29        1.47        3.14
          Subtotal: distributions to
          shareholders                                         0.30        0.33        1.39        1.57        3.24
                                                           ........................................................
EQUALS:   Share price (NAV) at end of year                    14.24       19.47       14.24       16.36       15.44
-------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                         0.92        0.88        0.87        0.88        0.91
Gross expenses(1)                                              0.92          --          --          --          --
Expenses(2)                                                    0.92        0.88        0.87        0.88        0.91
Net investment income -- actual                                1.26        0.47        0.50        0.65        0.58
-------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                               5.19(3)    39.56      (20.88)      26.07       16.72
Net assets at end of year (in millions of dollars)          1,340.1     2,269.8     1,529.5     1,251.2     1,093.6
Portfolio turnover rate (%)                                      37          50          60          73          83

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                      24  Neuberger Berman

NEUBERGER BERMAN
INTERNATIONAL FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBITX           PORTFOLIO MANAGERS VALERIE CHANG AND BENJAMIN E. SEGAL

"IN IDENTIFYING ATTRACTIVE STOCKS FROM AMONG THE MANY THOUSANDS
CURRENTLY AVAILABLE OUTSIDE THE U.S., IT'S IMPORTANT TO HAVE A CLEAR STRATEGY. THIS FUND USES A COMBINATION OF GROWTH AND VALUE CRITERIA, WHILE ALSO CONSIDERING LARGER SCALE ECONOMIC FACTORS."

GOAL & STRATEGY
------------------------------------------------------------

FOREIGN STOCKS
There are many promising opportunities for investment outside the U.S. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

GROWTH VS.
VALUE INVESTING

Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF FOREIGN COMPANIES.

To pursue this goal, the fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed companies that show potential for above-average growth or whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected earnings growth. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

When a stock no longer meets the fund's investment criteria, the managers will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      26  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The fund may use derivatives for hedging and for speculation. Hedging could reduce the fund's losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the fund.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are riskier than comparable U.S. stocks. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The fund could also under-perform if the manager invests in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the fund invests in a type of stock, it takes on the risks associated with that type. Growth stocks may suffer more than value stocks during market downturns, while value stocks may remain undervalued. Mid- and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.

                                   International Fund   27

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing primarily in mid- and large-cap stocks prior to September 1998, its performance during that time would have been different if current policies had been in effect.

  [ICON] The charts below provide an indication of the risks of investing in Trust Class shares of the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990
'91
'92
'93
'94
'95  7.88%
'96  23.69%
'97  11.21%
'98  2.70%
'99  66.03%
BEST
QUARTER:
Q4 '99,
42.53%
WORST
QUARTER:
Q3 '98,
-25.92%
Year-to-date
performance
as of
9/30/00:
-17.18%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                                                      Since
                                                    Inception
                               1 Year    5 Years    (6/15/94)
-------------------------------------------------------------
INTERNATIONAL FUND             66.03      20.40       18.05
EAFE Index                     27.30      13.15       11.67

 The EAFE is an unmanaged index of stocks from Europe, Australasia, and the Far East.

* PRIOR TO 12/15/00 INTERNATIONAL FUND TRUST CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS AFTER JUNE 1994 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS INTERNATIONAL FUND TRUST CLASS. PERFORMANCE FROM JUNE 1994 TO JUNE 1998 IS THAT OF INTERNATIONAL FUND INVESTOR CLASS, WHICH BEGAN OPERATIONS IN 1994. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN TRUST CLASS WOULD HAVE HAD.

                      28  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
VALERIE CHANG AND
BENJAMIN E. SEGAL are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Chang joined the firm in 1996 as the fund's assistant portfolio manager and has managed it since 1997. She began her career in 1990 in banking, and from 1995 to 1996 was a senior securities analyst at another firm. Segal was the fund's Associate Manager since January 1999 and has been its co-manager since December 2000. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997 he held positions in international finance and consulting.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 1.25% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Trust Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES (% of amount redeemed or exchanged)
 These are deducted directly from your Investment.

Redemption Fee*                                  2.00
Exchange Fee*                                    2.00

 * A REDEMPTION FEE OF 2.00% IS CHARGED ON INVESTMENTS HELD 180 DAYS OR LESS, WHETHER FUND SHARES ARE REDEEMED OR EXCHANGED FOR SHARES OF ANOTHER FUND. SEE "REDEMPTION FEE" ON PAGE FOR MORE INFORMATION.
-------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)**
 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          1.25
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           2.96
                                                    ....
EQUALS:    Total annual operating expenses          4.21

 ** NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT
    THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE NOT MORE THAN 0.10% ABOVE THOSE OF ANOTHER CLASS OF THE FUND (INVESTOR CLASS), BUT NOT TO EXCEED 1.70% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. UNDER THIS ARRANGEMENT, WHICH NEUBERGER BERMAN MANAGEMENT CAN TERMINATE UPON SIXTY DAYS' NOTICE TO THE FUND, THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND LAST YEAR WERE LIMITED TO 1.53% OF THE FUND'S AVERAGE NET ASSETS. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses***              $423      $1278      $2147      $4380

*** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
    ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $156, $483, $834 AND $1824, RESPECTIVELY.

                                   International Fund   29

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                      1998(1)          1999          2000
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
         Share price (NAV) at beginning of year                              17.13         13.87         16.92
PLUS:    Income from investment operations
         Net investment loss                                                 (0.02)        (0.07)        (0.08)
         Net gains/losses -- realized and unrealized                         (3.24)         3.12          4.61
         Subtotal: income from investment operations                         (3.26)         3.05          4.53
                                                                       ...........
MINUS:   Distribution to shareholders
         Income dividends                                                       --            --          0.01
         Capital gain distributions                                             --            --          0.20
         Subtotal: distributions to shareholders                                --            --          0.21
EQUALS:  Share price (NAV) at end of year                                    13.87         16.92         21.24
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                        1.70(2)       1.70          1.53
Gross expenses(3)                                                             6.02(2)       5.98          4.21
Expenses(4)                                                                   1.70(2)       1.70          1.53
Net investment loss -- actual                                                (0.54)(2)     (0.49)        (0.43)
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(5)(%)                                                          (19.03)(6)     21.99         26.72
Net assets at end of year (in millions of dollars)                             1.8           2.4           4.0
Portfolio turnover rate (%)                                                     46            94            80

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 6/29/98 (BEGINNING OF OPERATIONS) TO 8/31/98.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

(6) NOT ANNUALIZED.

                      30  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
MANHATTAN FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBMTX           ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER AND BROOKE A.
                                          COBB

"WITHOUT QUESTION, WE ARE GROWTH INVESTORS. WE LOOK FOR COMPANIES THAT WE THINK WILL DELIVER POSITIVE EARNINGS SURPRISES, PARTICULARLY THOSE WITH THE POTENTIAL TO DO SO CONSISTENTLY. IDEALLY, WE WANT TO IDENTIFY COMPANIES THAT WILL SOMEDAY RANK AMONG THE FORTUNE 500."

GOAL & STRATEGY
------------------------------------------------------------

MID-CAP STOCKS
Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries and may not yet have reached their full potential. The growth investor looks for indications of continued success.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among many companies, industries, and sectors.

The managers look for fast-growing companies that are in new or rapidly evolving industries. Factors in identifying these firms may include:

- above-average growth of earnings

- earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      32  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks may also underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                                       Manhattan Fund   33

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance would have been different if current policies had been in effect.

  [ICON] The charts below provide an indication of the risks of investing in Trust Class shares of the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -8.05%
'91  30.89%
'92  17.77%
'93  10.02%
'94  -3.43%
'95  30.82%
'96  9.74%
'97  29.33%
'98  15.91%
'99  49.57%
BEST
QUARTER:
Q4 '99,
48.88%
WORST
QUARTER:
Q3 '98,
-21.35%
Year-to-date
performance
as of
9/30/00:
24.29%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                               1 Year    5 Years    10 Years
------------------------------------------------------------
MANHATTAN FUND                 49.57      26.34      17.10
Russell Midcap Growth Index    51.29      28.02      18.95
S&P 500 Index                  21.04      28.54      18.19

 The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

 The S&P 500 is an unmanaged index of U.S. stocks.

* PRIOR TO 12/15/00 MANHATTAN FUND TRUST CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS AFTER AUGUST 1993 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS MANHATTAN FUND TRUST CLASS. PERFORMANCE FROM 1990 TO AUGUST 1993 IS THAT OF MANHATTAN FUND INVESTOR CLASS, WHICH NEUBERGER BERMAN MANAGEMENT HAS ADVISED SINCE 1979. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN TRUST CLASS WOULD HAVE HAD.

                      34  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the fund since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

BROOKE A. COBB is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has been co-manager of the fund since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.91% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Trust Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.91
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.17
                                                    ....
EQUALS:    Total annual operating expenses          1.08

 * NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT ITS TOTAL ANNUAL OPERATING EXPENSES ARE NOT MORE THAN 0.10% ABOVE THOSE OF ANOTHER CLASS OF THE FUND (INVESTOR CLASS). THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. UNDER THIS ARRANGEMENT, WHICH NEUBERGER BERMAN MANAGEMENT CAN TERMINATE UPON SIXTY DAYS' NOTICE TO THE FUND, TOTAL ANNUAL OPERATING EXPENSES OF THE FUND LAST YEAR WERE LIMITED TO 1.02% OF THE FUND'S AVERAGE NET ASSETS. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses**               $110       $343       $595      $1317

** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
   ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $104, $325, $563 AND $1248, RESPECTIVELY.

                                       Manhattan Fund   35

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                               1996      1997      1998      1999      2000
----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of year      12.99     12.18     15.77     11.61     15.02
PLUS:                  Income from investment operations
                       Net investment loss                         (0.04)    (0.04)    (0.07)    (0.11)    (0.11)
                       Net gains/losses -- realized and
                       unrealized                                  (0.34)     4.55     (1.40)     4.29     12.64
                       Subtotal: income from investment
                       operations                                   0.38      4.51     (1.47)     4.18     12.53
MINUS:                 Distributions to shareholders
                       Income dividends                               --        --        --        --        --
                       Capital gain distributions                   0.43      0.92      2.69      0.77      1.54
                       Subtotal: distributions to shareholders      0.43      0.92      2.69      0.77      1.54
                                                                 ...............................................
EQUALS:                Share price (NAV) at end of year            12.18     15.77     11.61     15.02     26.01
----------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                              1.08      1.09      1.04      1.11      1.02
Gross expenses(1)                                                   1.25      1.23      1.15      1.18      1.08
Expenses(2)                                                         1.08      1.09      1.04      1.11      1.02
Net investment loss -- actual                                      (0.38)    (0.30)    (0.52)    (0.61)    (0.62)
----------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(3) (%)                                                (2.98)    38.84    (11.23)    36.24     87.95
Net assets at end of year (in millions of dollars)                  48.2      51.1      46.1      45.3     138.6
Portfolio turnover rate (%)                                           53        89        90       115       105

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                      36  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
MILLENNIUM FUND
--------------------------------------------------------------------------------

                                   ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER AND MICHAEL F.
                                          MALOUF

"WE MAKE IT OUR BUSINESS TO TRACK DOWN PROMISING SMALL-CAP COMPANIES WHEREVER THEY MAY BE. AS A RESULT, THIS FUND ENABLES INVESTORS WHO CAN ACCEPT THE RISKS OF SMALL-CAP STOCKS TO PURSUE THE POTENTIAL FOR LONG-TERM GROWTH THAT SMALL-CAPS MAY PROVIDE."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps 60% of the time. However, small-caps have often fallen more severely during market downturns.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      38  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on small-cap stocks, the fund is subject to many of their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor

- be more affected by the performance of those sectors in which small-cap growth stocks may be concentrated

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                                      Millennium Fund   39

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based index of the U.S. small-cap market and an index of the portion of the small-cap market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

  [ICON] The charts below provide an indication of the risks of investing in Trust Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year.
The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990
'91
'92
'93
'94
'95
'96
'97
'98
'99  130.82%
BEST
QUARTER:
Q4 '99,
72.78%
WORST
QUARTER:
Q3 '99,
5.77%
Year-to-date
performance
as of
9/30/00:
-2.73%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                                                 Since
                                               Inception
                                     1 Year    (10/20/98)
---------------------------------------------------------
MILLENNIUM FUND                      130.82      183.96
Russell 2000 Growth Index             43.09       65.30
Russell 2000 Index                    21.26       36.68

 The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.
 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.

*PRIOR TO 12/15/00 MILLENNIUM FUND TRUST CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN MULTIPLE CLASS, STRUCTURE. PERFORMANCE FOR THE PERIODS AFTER NOVEMBER 1998 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS MILLENNIUM FUND TRUST CLASS. PERFORMANCE FROM OCTOBER TO NOVEMBER 1998 IS THAT OF MILLENNIUM FUND INVESTOR CLASS SINCE ITS INCEPTION, WHICH HAD THE SAME EXPENSES AS TRUST CLASS.

                      40  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
MICHAEL F. MALOUF AND JENNIFER K. SILVER are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. They have co-managed the fund since its inception in 1998. Silver has been Director of the Growth Equity Group since 1997 and was an analyst and a portfolio manager at another firm from 1981 to 1997. Malouf joined the firm in 1998. From 1991 to 1998, he was a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 1.25% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Trust Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      1.25
PLUS:    Distribution (12b-1) fees            0.10
         Other expenses                       0.77
                                              ....
EQUALS:  Total annual operating expenses      2.12
MINUS:   Expense reimbursement*               0.37
                                              ....
EQUALS:  Net expenses                         1.75

 * NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/10 SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.75% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 1.75% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------
Expenses               $178    $551     $949     $2062

                                      Millennium Fund   41

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                                              1999(1)    2000
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                                                    10.00    18.20
PLUS:     Income from investment operations
          Net investment loss                                                                       (0.10)   (0.27)
          Net gains/losses -- realized and unrealized                                                8.30    17.45
          Subtotal: income from investment operations                                                8.20    17.18
MINUS:    Distributions to shareholders
          Capital gain distributions                                                                   --     1.28
          Subtotal: distributions to shareholders                                                      --     1.28
EQUALS:   Share price (NAV) at end of year                                                          18.20    34.10
------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                                               1.75(2)   1.75
Gross expenses(3)                                                                                   13.39(2)   2.12
Expenses(4)                                                                                          1.76(2)   1.75
Net investment loss -- actual                                                                       (1.24)(2)  (1.31)
------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(5) (%)                                                                                 82.00(6)  96.66
Net assets at end of year (in millions of dollars)                                                    2.2     19.5
Portfolio turnover rate (%)                                                                           208      176

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 11/4/98 (BEGINNING OF OPERATIONS) TO 8/31/99.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

(6) NOT ANNUALIZED.

                      42  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
PARTNERS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBPTX           ABOVE: PORTFOLIO MANAGER S. BASU MULLICK

"OUR GOAL IS TO FIND COMPANIES THAT WE BELIEVE ARE UNDERVALUED RELATIVE TO THEIR EARNINGS POTENTIAL, WHERE WE SEE A GAP BETWEEN THE ACTUAL PRICE OF A STOCK AND ITS INTRINSIC VALUE. WHEN A COMPANY GROWS IN VALUE AND/OR THE VALUATION GAP CLOSES, THE SUCCESS OF OUR STRATEGY IS REALIZED."

GOAL & STRATEGY
------------------------------------------------------------

MID- AND LARGE-
CAP STOCKS

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although they have the potential to offer attractive long-term returns.

Large-cap companies are usually well-established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The manager looks for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- strong fundamentals, such as a company's financial, operational and competitive positions

- consistent cash flow

- a sound earnings record through all phases of the market cycle

The manager may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The fund generally considers selling a stock when it reaches the manager's target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      44  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks, and are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the manager sells stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                                        Partners Fund   45

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

  [ICON] The charts below provide an indication of the risks of investing in Trust Class shares of the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -5.11%
'91  22.36%
'92  17.52%
'93  15.45%
'94  -0.99%
'95  35.15%
'96  26.45%
'97  29.10%
'98  6.14%
'99  7.69%
BEST
QUARTER:
Q4 '98,
16.27%
WORST
QUARTER:
Q3 '98,
-14.71%
Year-to-date
performance
as of
9/30/00:
-0.06%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                               1 Year    5 Years    10 Years
------------------------------------------------------------
PARTNERS FUND                   7.69      20.32      14.68
S&P 500 Index                  21.04      28.54      18.19
Russell 1000 Value Index        7.35      23.08      15.59

 The S&P 500 Index is an unmanaged index of U.S. stocks.

 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

* PRIOR TO 12/15/00 PARTNERS FUND TRUST CLASS WAS ORGANIZED AS A FEEDER IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS AFTER AUGUST 1993 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS PARTNERS FUND TRUST CLASS. PERFORMANCE FROM 1990 TO AUGUST 1993 IS THAT OF PARTNERS FUND INVESTOR CLASS, WHICH NEUBERGER BERMAN MANAGEMENT HAS ADVISED SINCE 1975. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN TRUST CLASS WOULD HAVE HAD.

                      46  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
S. BASU MULLICK is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Mullick has managed the fund since 1998, and was a portfolio manager at another firm from 1993 to 1998.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.86% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Trust Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.86
PLUS:      Distribution (12b-1) fees                0.10
           Other expenses                           0.06
                                                    ....
EQUALS:    Total annual operating expenses          1.02

 * THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $104       $325       $563      $1248

                                        Partners Fund   47

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                     1996         1997          1998          1999       2000
----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                         12.68        13.39         18.80         15.24      18.71
PLUS:     Income from investment operations
          Net investment income                                           0.08         0.07          0.11          0.16       0.13
          Net gains/losses -- realized and unrealized                     1.59         6.06         (1.82)         3.77       1.34
          Subtotal: income from investment operations                     1.67         6.13         (1.71)         3.93       1.47
MINUS:    Distributions to shareholders
          Income dividends                                                0.07         0.08          0.08            --       0.19
          Capital gain distributions                                      0.89         0.64          1.77          0.46       1.25
          Subtotal: distributions to shareholders                         0.96         0.72          1.85          0.46       1.44
                                                                     .............................................................
EQUALS:   Share price (NAV) at end of year                               13.39        18.80         15.24         18.71      18.74
----------------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                    0.94         0.91          0.90          0.91       0.92
Gross expenses(1)                                                         1.06         0.94          0.91            --         --
Expenses(2)                                                               0.94         0.91          0.90          0.91       0.92
Net investment income -- actual                                           0.84         0.64          0.70          0.83       0.53
----------------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                       13.76(3)     47.11(3)       (10.15)(3)      25.91      8.41
Net assets at end of year (in millions of dollars)                       128.5        470.6         729.7         850.1      622.6
Portfolio turnover rate (%)                                                 96           77           109           132         95

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                      48  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
REGENCY FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBREX           ABOVE: PORTFOLIO MANAGER ROBERT I. GENDELMAN

"WE FOCUS ON THE MID-CAP SECTOR OF THE MARKET BECAUSE WE BELIEVE THERE ARE NUMEROUS OPPORTUNITIES THERE TO FIND LESS WELL-KNOWN VALUES. WE LOOK FOR LEADERSHIP COMPANIES WITH STRONG FUNDAMENTALS WHOSE UNDERLYING VALUE IS NOT YET REFLECTED IN THEIR STOCK PRICES."

GOAL & STRATEGY
------------------------------------------------------------

MID-CAP STOCKS
Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among many different companies and industries.

The manager looks for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- strong fundamentals, such as a company's financial, operational, and competitive positions

- consistent cash flow

- a sound earnings record through all phases of the market cycle

The manager may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The fund generally considers selling a stock when it reaches the manager's target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      50  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term fixed-income investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the manager sells stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

PERFORMANCE -- When this prospectus was prepared, the fund had not completed a full calendar year of operations. Accordingly, performance charts are not included.

                                         Regency Fund   51

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
ROBERT I. GENDELMAN is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has managed the fund since its inception in 1999. Gendelman was a portfolio manager at another firm from 1992 to 1993.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.95% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Trust Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.95
PLUS:      Distribution (12b-1) fees                0.10
           Other expenses                           0.70
                                                    ....
EQUALS:    Total annual operating expenses          1.75
MINUS:     Expense reimbursement                    0.25
                                                    ....
EQUALS:    Net expenses                             1.50

 * NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/10, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 1.50% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $153       $474       $818      $1791

                      52  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                                         1999(1)      2000
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                                                10.00        9.76
PLUS:     Income from investment operations
          Net investment income (loss)                                                           0.01          --
          Net gains/losses -- realized and unrealized                                           (0.25)       3.40
          Subtotal: income from investment operations                                           (0.24)       3.40
MINUS:    Distributions to shareholders
          Income dividends                                                                         --        0.01
          Subtotal: distributions to shareholders                                                  --        0.01
                                                                                              .......
EQUALS:   Share price (NAV) at end of year                                                       9.76       13.15
-----------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                                           1.50(2)     1.50
Gross expenses(3)                                                                              129.45(2)     1.75
Expenses(4)                                                                                      1.51(2)     1.51
Net investment income (loss) -- actual                                                           0.57(2)    (0.01)
-----------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(5)                                                                             (2.40)(6)   34.86
Net assets at end of year (in millions of dollars)                                                0.4        25.1
Portfolio turnover rate (%)                                                                        42         200

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 6/10/99 (BEGINNING OF OPERATIONS) TO 8/31/99.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

(6) NOT ANNUALIZED.

                                        Partners Fund   53

[PHOTO]

NEUBERGER BERMAN
SOCIALLY RESPONSIVE FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBSTX           ABOVE: PORTFOLIO MANAGER JANET PRINDLE

"WE BELIEVE THAT SOUND PRACTICES IN AREAS LIKE EMPLOYMENT AND THE ENVIRONMENT CAN HAVE A POSITIVE IMPACT ON A COMPANY'S BOTTOM LINE. WE LOOK FOR COMPANIES THAT MEET VALUE INVESTING CRITERIA AND ALSO SHOW A COMMITMENT TO UPHOLD OR IMPROVE THEIR STANDARDS OF CORPORATE CITIZENSHIP."

GOAL & STRATEGY
------------------------------------------------------------

SOCIAL INVESTING
Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
         THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES OF COMPANIES THAT MEET THE FUND'S FINANCIAL CRITERIA AND SOCIAL POLICY.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing in a large number of companies across many different industries.

The managers initially screen companies using value investing criteria. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:

- environmental concerns

- diversity in the work force

- progressive employment and workplace practices, and community relations

The managers typically also look at a company's record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund endeavors to avoid companies that derive revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Under normal market conditions, at least 90% of the fund's total assets will be invested in equity securities, all of which are selected in accordance with its social policy. When a stock no longer meets the fund's investment criteria, the managers will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                             Socially Responsive Fund   55

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. These investments are not subject to the fund's social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

The fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

- undervalued stocks that don't meet the social criteria could outperform those that do

- economic or political changes could make certain companies less attractive for investment

- the social policy could cause the fund to sell or avoid stocks that subsequently perform well

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks, and are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      56  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based market indexes. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

  [ICON] The charts below provide an indication of the risks of investing in Trust Class shares of the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990
'91
'92
'93
'94
'95  38.94%
'96  18.50%
'97  24.32%
'98  14.81%
'99  6.88%
BEST
QUARTER:
Q4 '98,
up
20.81%
WORST
QUARTER:
Q3 '98,
down
-14.33%
Year-to-date
performance
as of
9/30/00:
-1.97%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                                                      Since
                                                    Inception
                               1 Year    5 Years     3/16/94
-------------------------------------------------------------
SOCIALLY RESPONSIVE FUND        6.88      20.23       16.50
S&P 500 Index                  21.04      28.54       24.23
Russell 1000 Value Index        7.35      23.08       18.86

 The S&P 500 is an unmanaged index of U.S. stocks.
 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

* PRIOR TO 12/15/00 SOCIAL RESPONSIVE FUND TRUST CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS AFTER MARCH 1997 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS SOCIALLY RESPONSIVE FUND TRUST CLASS. PERFORMANCE FROM MARCH 1994 TO MARCH 1997 IS THAT OF SOCIALLY RESPONSIVE FUND INVESTOR CLASS, WHICH BEGAN OPERATIONS IN 1994. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN TRUST CLASS WOULD HAVE HAD.

                             Socially Responsive Fund   57

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JANET PRINDLE, a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, joined the latter firm in 1977. She has been managing assets using social criteria since 1990 and has been manager of the fund since 1994.

ROBERT LADD and INGRID S. DYOTT are Vice Presidents of Neuberger Berman Management and have been Associate Managers of the fund since 1997. Ladd has been a portfolio manager at the firm since 1992 and is a Managing Director of Neuberger Berman, LLC. Dyott was project director for a social research group from 1995 to 1997.

NEUBERGER BERMAN MANAGEMENT is the fund's investment adviser, and in turn engages Neuberger Berman, LLC to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.95% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Trust Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.95
PLUS:      Distribution (12b-1) fees                0.10
           Other expenses                           0.71
                                                    ....
EQUALS:    Total annual operating expenses          1.76

* NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT ITS TOTAL ANNUAL OPERATING EXPENSES ARE NOT MORE THAN 0.20% ABOVE THOSE OF ANOTHER CLASS OF THE FUND (INVESTOR CLASS). THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. UNDER THIS ARRANGEMENT, WHICH NEUBERGER BERMAN MANAGEMENT CAN TERMINATE UPON SIXTY DAYS' NOTICE TO THE FUND, TOTAL ANNUAL OPERATING EXPENSES OF THE FUND LAST YEAR WERE LIMITED TO 1.32% OF THE FUND'S AVERAGE NET ASSETS. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses**               $179       $554       $954      $2073

** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
   ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $134, $418, $723, AND $1590, RESPECTIVELY.

                      58  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                              1997(1)      1998      1999       2000
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of year        10.00     11.43     10.64      14.41
PLUS:                  Income from investment operations
                       Net investment income (loss)                     --      0.03        --      (0.02)
                       Net gains/losses -- realized and
                       unrealized                                     1.43     (0.71)     3.90       0.40
                       Subtotal: income from investment
                       operations                                     1.43     (0.68)     3.90       0.38
MINUS:                 Distributions to shareholders
                       Income dividends                                 --      0.01      0.03         --
                       Capital gain distributions                       --      0.10      0.10       0.25
                       Tax return of capital                            --        --        --       0.01
                       Subtotal: distributions to shareholders          --      0.11      0.13       0.26
                                                                   ......................................
EQUALS:                Share price (NAV) at end of year              11.43     10.64     14.41      14.53
---------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                1.58(2)    1.20     1.20       1.32
Gross expenses(3)                                                     3.33(2)    2.05     1.72       1.76
Expenses(4)                                                           1.58(2)    1.20     1.20       1.32
Net investment income (loss) -- actual                                0.06(2)    0.33     0.01      (0.19)
---------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(6) (%)                                                  14.30(5)   (6.05)   36.76       2.76
Net assets at end of year (in millions of dollars)                     7.7      13.4      25.3       29.0
Portfolio turnover rate (%)                                             51        47        53         76

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 3/3/97 (BEGINNING OF OPERATIONS) TO 8/31/97.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                             Socially Responsive Fund   59

[PHOTO]

NEUBERGER BERMAN
TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                   ABOVE: MANAGEMENT TEAM LEADER JENNIFER K. SILVER

"WE CONSTANTLY CHALLENGE WHAT WE THOUGHT YESTERDAY AND WE REVISE IT FOR WHAT WE BELIEVE IS RIGHT FOR TODAY. RAPID CHANGE AND EVOLUTION ARE PART OF THE OPPORTUNITY IN THE TECHNOLOGY SECTOR. OUR JOB IS NOT TO FIGHT CHANGE, IT'S TO TRY TO TAKE ADVANTAGE OF THAT CHANGE."

GOAL AND STRATEGY
------------------------------------------------------------

TECHNOLOGY STOCKS
Technology companies are those whose processes, products or services may be expected to significantly benefit from technological developments and the application of technological advances. Therefore, these companies may be found in virtually any industry.
Because the managers seek companies that benefit from innovations, there may be times when a significant portion of the portfolio consists of small- and mid-cap companies.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. In certain rapidly-emerging industries, such as the Internet, success may be measured in market share rather than profits. Often, growth stocks are in emerging or rapidly growing industries and may not yet have reached their full potential. The growth investor looks for indications of continued success.

  [ICON]
          THE FUND SEEKS LONG TERM GROWTH OF CAPITAL.

To pursue this goal, the fund invests at least 65% of its assets in common stocks of companies substantially engaged in offering, using or developing products, processes or services that provide or that benefit significantly from technological advances, or are expected to do so. The fund may invest in companies of any capitalization size, and may invest up to 20% of its assets in foreign companies.
Some of the businesses that are, from time to time, likely to make up a significant portion of the portfolio, either individually or in the aggregate, are:
- computer products, software and electronic components
- computer services
- telecommunications
- networking
- Internet
- biotechnology, pharmaceuticals or medical technology
The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, technology or management. Factors in identifying these firms may include surprises in the company's fundamentals relative to the market's expectations, financial strength, a strong position relative to competitors and a stock price that is reasonable relative to its growth rate.
The managers follow a disciplined selling strategy and may sell a portfolio stock when it is not likely to exceed the market's expectations, fails to perform as expected, or appears less desirable than another stock.
The fund may trade actively at certain times to take advantage of industries that are benefiting from recent innovations or attractive changes in stock prices.
The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                      Technology Fund   61

MAIN RISKS
------------------------------------------------------------

FOREIGN SECURITIES
Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON] Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this behavior, the value of your investment will rise and fall, and you could lose money.
By focusing on technology stocks, the fund is subject to their risks, including the risk its holdings may:
- fluctuate more widely and rapidly in price than the market as a whole
- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when they are out of favor
- be subject to the risk that a particular group of stocks of companies in inter-related industries will decline in price due to sector-specific developments
- be affected by obsolete technology, expired patents, short product cycles, price competition, market saturation and new market entrants.
To the extent that the fund invests in a type of stock, it takes on the risks associated with that type. For instance, mid-cap and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.
Also, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.
Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.
PERFORMANCE -- When this prospectus was prepared, the fund had not completed a full calendar year of operations. Accordingly, performance charts are not included.

                      62  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
The fund is managed by a team of investment professionals led by Jennifer K. Silver, Vice President of Neuberger Berman Management and Managing Director of Neuberger Berman, LLC. This team is part of the Growth Equity Group at Neuberger Berman headed by Silver, and has managed the fund's assets since May 2000.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For investment management services, the fund pays Neuberger Berman Management a fee at the annual rate of 0.85% of average net assets.

  [ICON] The fund does not charge you any fees for buying shares, selling or exchanging Trust Class shares held for more than 180 days, or maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES (% of amount redeemed or exchanged)
 These are deducted directly from your investment.

Redemption Fee*                                                2.00
Exchange Fee*                                                  2.00
*A REDEMPTION FEE OF 2.00% IS CHARGED ON INVESTMENTS HELD 180 DAYS OR
 LESS, WHETHER FUND SHARES ARE REDEEMED OR EXCHANGED FOR SHARES OF
 ANOTHER FUND. SEE "REDEMPTION FEE" ON PAGE  FOR MORE INFORMATION.

------------------------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)**
 These are deducted from fund assets, so you pay them indirectly.

           Management Fees                                           1.25
PLUS:      Distribution (12b-1) fees                                 0.10
           Other Expenses                                            13.31
                                                                     ....
EQUALS:    Total Annual Operating Expenses                           14.66
MINUS:     Expense Reimbursement                                     12.66
                                                                     ....
EQUALS:    Net Expenses                                              2.00

 ** NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN
    EXPENSES OF THE FUND THROUGH 12/31/10, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 2.00% OF AVERAGE NET ASSETS. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT THE REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 2.00% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be lower or higher.

                                       1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------
Expenses                                $203       $627      $1078      $2327

                                      Technology Fund   63

FINANCIAL HIGHLIGHTS

YEAR ENDED AUGUST 31,                                                                    2000(1)
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout the period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       period                                                               10.00
PLUS:                  Income from investment operations
                       Net investment loss                                                     --
                       Net gains/losses -- realized and
                       unrealized                                                            2.14
                       Subtotal: income from investment
                       operations                                                            2.14
                                                                                         ........
EQUALS:                Share price (NAV) at end of period                                   12.14
------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                                       2.00(2)
Gross expenses(3)                                                                           14.66(2)
Expenses(4)                                                                                  2.00(2)
Net investment loss -- actual                                                               (0.03)(6)
------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over the period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                                            21.40(5)(6)
Net assets at end of period (in millions of dollars)                                          2.5
Portfolio turnover rate (%)                                                                    55

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 5/1/00 (BEGINNING OF OPERATIONS) TO 8/31/00.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

(6) NOT ANNUALIZED.

                      64  Neuberger Berman

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

YOUR INVESTMENT PROVIDER
The Trust Class shares described in this prospectus are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell Trust Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

To buy or sell Trust Class shares of any of the funds described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from the Trust Class of one Neuberger Berman fund to the Trust Class of another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Under certain circumstances, the funds reserve the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

                                      Your Investment   65

MAINTAINING YOUR
ACCOUNT CONTINUED
-------------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you.

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES -- Trust Class shares of Century, Focus, Genesis, Guardian, Millennium, Partners, Regency, Socially Responsive and Technology Funds have adopted a plan under which each fund pays 0.10% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investing in the funds. If used to support distribution, they could result in higher overall costs over the long term than other types of sales charges.

REDEMPTION FEE -- If you sell International or Technology Fund shares or exchange them for shares of another fund within 180 days or less of purchase, you will be charged a 2.00% fee on the current net asset value of the shares sold or exchanged. This fee is paid to the funds to offset the costs associated with short-term

                      66  Neuberger Berman

------------------------------------------------------------

trading, such as portfolio transaction and administrative costs. This fee will not apply to any shares of International Fund purchases prior to September 11, 2000.

The funds use a "first-in, first-out" method to determine how long you have held your fund shares. This means that if you bought the shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption or an exchange of:

- shares acquired by reinvestment of dividends or other distributions of the funds;

- shares held in an account of certain qualified retirement plans; or

- shares purchase through other investment providers, IF the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.

You should contact your investment provider to determine whether it imposes a redemption fee or has such a policy in place.

                                      Your Investment   67

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
The price of Trust Class shares of a fund is the total value of the assets attributable to Trust Class minus the liabilities attributable to that class, divided by the total number of Trust Class shares. Because the value of a fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

Because Trust Class shares of the funds do not have initial sales charges, the price you pay for each share of a fund is the fund's net asset value per share. Similarly, because these funds charge no fees for selling shares, they pay you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

The funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

                      68  Neuberger Berman

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- Each fund pays out to shareholders any net income and net capital gains. Ordinarily, the funds make any distributions once a year (in December), except for Guardian Fund, which typically distributes any net income quarterly.

Consult your investment provider about whether your income and capital gain distributions from a fund will be reinvested in that fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.

Income distributions and net short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

                                      Your Investment   69

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

CONVERSION TO THE EURO
Like other mutual funds, the funds could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the funds' portfolios will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt fund operations and investments if problems arise, has been adequately addressed until the conversion is completed.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell or exchange fund shares, you generally realize a taxable gain or loss. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                      70  Neuberger Berman

FUND STRUCTURE
------------------------------------------------------------

Each of the funds in this prospectus uses a "multiple class" structure. The funds offer either two, three or four classes of shares that have identical investment programs, but different arangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to Trust Class shares of the funds, and we have used the word "fund" to mean that class of a particular fund.

                                      Your Investment   71

-------------------------------------------------------------------

NOTES

--------------------------------------------

NOTES

--------------------------------------------

NOTES

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment provider, or from:
NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and
Institutional Services:
800-366-6264
Web site:
www.nb.com
Email:
questions@nb.com
You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing the the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

NEUBERGER BERMAN EQUITY FUNDS
TRUST CLASS SHARES

- No load

- No front-end sales charge

If you'd like further details on any of these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio manager(s) about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on these funds, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

[RECYCLE LOGO] A0090  12/00                             SEC file number: 811-582

                                                                NEUBERGER BERMAN

NEUBERGER BERMAN
EQUITY FUNDS-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------

                    ADVISOR CLASS SHARES

                    PROSPECTUS DECEMBER 15, 2000
                    Focus Fund
                    Genesis Fund
                    Guardian Fund
                    Manhattan Fund
                    Millennium Fund
                    Partners Fund

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS
-----------------

                       NEUBERGER BERMAN EQUITY FUNDS
                       ADVISOR CLASS SHARES

        PAGE 2 ......   Focus Fund

             8 ......   Genesis Fund

            14 ......   Guardian Fund

            20 ......   Manhattan Fund

            26 ......   Millennium Fund

            32 ......   Partners Fund

                       YOUR INVESTMENT

            38 ......   Maintaining Your Account

            40 ......   Share Prices

            41 ......   Distributions and Taxes

            43 ......   Fund Structure

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-2000 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT
The Neuberger Berman Equity Funds are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $ billion in total assets (as of September 30, 2000) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THESE FUNDS:

- ARE DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFER YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH PROFESSIONALLY MANAGED STOCK PORTFOLIOS

- ALSO OFFER THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH FUNDS THAT INVEST USING A VALUE OR A GROWTH APPROACH

- CARRY CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT
 YOU PAID

- ARE MUTUAL FUNDS, NOT BANK DEPOSITS, AND ARE NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY

[PHOTO]

NEUBERGER BERMAN
FOCUS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBFAX           ABOVE: PORTFOLIO MANAGER KENT C. SIMONS

"OUR INVESTMENT APPROACH FOR FOCUS FUND INVOLVES LOOKING FOR COMPANIES THAT HAVE LOW PRICE-TO-EARNINGS RATIOS, SOLID BALANCE SHEETS AND STRONG MANAGEMENT. WE OFTEN FIND THAT THESE COMPANIES ARE CONCENTRATED IN CERTAIN SECTORS OF THE ECONOMY, AND WE LOOK FURTHER WITHIN THESE SECTORS FOR OTHER COMPANIES THAT MEET OUR CRITERIA."

GOAL & STRATEGY
------------------------------------------------------------

INDUSTRY SECTORS
The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still pursue the performance potential of individual sectors.

This contrasts with an approach of limiting investment to one sector, which may offer greater opportunity but also more risk. A sector may have above-average performance during particular periods, but individual sectors also tend to move up and down more than the broader market.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

- autos and housing

- consumer goods and services

- defense and aerospace

- energy

- financial services

- health care

- heavy industry

- machinery and equipment

- media and entertainment

- retailing

- technology

- transportation

- utilities

At any given time, the fund intends to place most of its assets in those sectors on the list that the manager believes are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors. However, it does not invest more than 50% of total assets in any one sector, or more than 25% of total assets in any one industry.

The manager looks for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

When a stock no longer meets the fund's investment criteria, the manager will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                            Focus Fund   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors. These may include market, economic, political or regulatory developments, among others. The fund's performance may also suffer if a sector does not perform as the portfolio manager expected.

To the extent that the fund emphasizes a particular market capitalization, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks. At any given time, any one of these market capitalizations may be out of favor with investors. If the fund emphasizes that market capitalization, it could perform worse than certain other funds.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing heavily in energy stocks prior to November 1991, and invested mainly in large-cap stocks prior to September 1998, its performance during those times would have been different if current policies had been in effect.

  [ICON] The charts below provide an indication of the risks of investing in Advisor Class shares of the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -5.92%
'91  24.66%
'92  21.10%
'93  16.33%
'94  0.87%
'95  36.19%
'96  16.10%
'97  23.42%
'98  17.56%
'99  24.86%
BEST
QUARTER:
Q4'98,
40.19%
WORST
QUARTER:
Q3'98,
-27.62%
Year-to-date
performance
as of
9/30/00:
23.60%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                               1 Year    5 Years    10 Years
------------------------------------------------------------
FOCUS FUND                     24.86      23.43      16.92
S&P 500 Index                  21.04      28.54      18.19
Russell 1000 Value Index        7.35      23.08      15.59

 The S&P 500 is an unmanaged index of U.S. stocks.
 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

* PRIOR TO 12/15/00 FOCUS FUND ADVISOR CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS AFTER SEPTEMBER 1996 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS FOCUS FUND ADVISOR CLASS. PERFORMANCE FROM 1990 TO SEPTEMBER 1996 IS THAT OF FOCUS FUND INVESTOR CLASS, WHICH BEGAN OPERATIONS IN 1955. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN ADVISOR CLASS WOULD HAVE HAD.

                                            Focus Fund   5

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
KENT C. SIMONS is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has managed the fund's assets since 1988.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.88% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Advisor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                            0.88
PLUS:      Distribution (12b-1) fees                  0.25
           Other expenses                             1.76
                                                   .......
EQUALS:    Total annual operating expenses            2.89
MINUS:     Expense reimbursement*                     1.39
                                                   .......
EQUALS:    Net expenses                               1.50

 * NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/10, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $153       $474       $818      $1791

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                             1997(1)                  1998               1999       2000
-----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                            10.00              14.34              11.31    16.18
PLUS:                  Income from investment operations
                       Net investment loss                             (0.05)             (0.03)             (0.08)   (0.06)
                       Net gains/losses -- realized and
                       unrealized                                       4.39              (2.42)              4.96     8.99
                       Subtotal: income from investment
                       operations                                       4.34              (2.45)              4.88     8.93
MINUS:                 Distributions to shareholders
                       Capital gain distributions                         --               0.58               0.01     1.54
                       Subtotal: distributions to
                       shareholders                                       --               0.58               0.01     1.54
                                                               ..............................................................
EQUALS:                Share price (NAV) at end of year                14.34              11.31              16.18    23.57
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                  1.50(2)             1.50              1.50     1.50
Gross expenses(3)                                                      76.74(2)            28.01              7.08     2.89
Expenses(4)                                                             1.50(2)             1.50              1.50     1.50
Net investment loss -- actual                                          (0.43)(2)            (0.36)            (0.58)  (0.66)
-----------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(6) (%)                                                    43.40(5)           (17.73)            43.15    58.68
Net assets at end of year (in millions of dollars)                       0.1                0.5                1.9     15.2
Portfolio turnover rate (%)                                               63                 64                 57       55

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 9/4/96 (BEGINNING OF OPERATIONS) TO 8/31/97.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                            Focus Fund   7

[PHOTO]

NEUBERGER BERMAN
GENESIS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBGAX           ABOVE: PORTFOLIO MANAGERS ROBERT W. D'ALELIO AND JUDITH M.
                                          VALE

"WE SEEK OUT SMALL COMPANIES THAT ARE LITTLE-KNOWN AND OFTEN FOUND IN LESS GLAMOROUS INDUSTRIES. POTENTIAL FOR GROWTH IS ONE AREA WE FOCUS ON, BUT EQUALLY IMPORTANT TO US IS EVIDENCE OF SOLID PERFORMANCE AND A PROVEN MANAGEMENT TEAM. AND AS VALUE INVESTORS, WE LOOK FOR STOCKS THAT ARE SELLING AT ATTRACTIVE PRICES."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps 60% of the time. However, small-caps have often fallen more severely during market downturns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

- above-average returns

- an established market niche

- circumstances that would make it difficult for new competitors to enter the market

- the ability to finance their own growth

- sound future business prospects

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks.

At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

When a stock no longer meets the fund's investment criteria, the managers will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                          Genesis Fund   9

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing. These include the risk that the fund's holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor

- be more affected than other types of stocks by the underperformance of a sector that the managers decided to emphasize

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      10  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]
          The charts below provide an indication of the risks of investing in Advisor Class shares of the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -16.24%
'91  41.55%
'92  15.62%
'93  13.89%
'94  -1.82%
'95  27.31%
'96  29.86%
'97  34.74%
'98  -7.21%
'99  3.78%
BEST
QUARTER:
Q1'91,
25.05%
WORST
QUARTER:
Q3'90,
-21.81%
Year-to-date
performance
as of
9/30/00:
20.05%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                             1 Year       5 Years          10 Years
----------------------------------------------------------------------
GENESIS FUND                  3.78              16.49            12.64
Russell 2000 Index           21.26              16.69            13.40

 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.

* PRIOR TO 12/15/00 GENESIS FUND ADVISOR CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS AFTER APRIL 1997 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS GENESIS FUND ADVISOR CLASS. PERFORMANCE FROM 1990 TO APRIL 1997 IS THAT OF GENESIS FUND INVESTOR CLASS, WHICH BEGAN OPERATIONS IN 1988. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN ADVISOR CLASS WOULD HAVE HAD.

                                         Genesis Fund   11

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JUDITH M. VALE and ROBERT W. D'ALELIO are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Vale and D'Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund's assets since 1994. D'Alelio joined the firm in 1996 and has co-managed the fund's assets since 1997. From 1988 to 1996, he was a senior portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 1.13% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Advisor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)
 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          1.13
PLUS:      Distribution (12b-1) fees                0.25
           Other expenses                           0.21
                                                    ....
EQUALS:    Total annual operating expenses          1.59
MINUS:     Expense reimbursement*                   0.09
                                                    ....
EQUALS:    Net expenses                             1.50

 * NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/10, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $153       $474       $818      $1791

                      12  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                             1997(1)                   1998               1999       2000
------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                             10.00              13.21              10.67      12.64
PLUS:                  Income from investment operations
                       Net investment income (loss)                     (0.01)              0.02               0.01      (0.04)
                       Net gains/losses -- realized and
                       unrealized                                        3.22              (2.52)              1.99       3.25
                       Subtotal: income from investment
                       operations                                        3.21              (2.50)              2.00       3.21
MINUS:                 Distributions to shareholders
                       Income dividends                                    --                 --               0.03       0.01
                       Capital gain distributions                          --               0.04                 --         --
                       Subtotal: distributions to
                       shareholders                                        --               0.04               0.03       0.01
                                                               ...............................................................
EQUALS:                Share price (NAV) at end of year                 13.21              10.67              12.64      15.84
------------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and offset arrangements had not been in effect.
Net expenses -- actual                                                   1.50(2)             1.50              1.50       1.50
Gross expenses(3)                                                       25.91(2)             2.40              1.63       1.59
Expenses(4)                                                              1.50(2)             1.50              1.50       1.50
Net investment income (loss) -- actual                                  (0.36)(2)             0.60             0.16      (0.31)
------------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(6) (%)                                                     32.10(5)           (18.99)            18.75      25.42
Net assets at end of year (in millions of dollars)                        0.7               24.5               81.8       99.0
Portfolio turnover rate (%)                                                18                 18                 33         38

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 4/2/97 (BEGINNING OF OPERATIONS) TO 8/31/97.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/WAIVER.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS; THE MANAGEMENT FEE WAIVER IS INCLUDED, HOWEVER.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF THE MANAGEMENT FEE.

                                         Genesis Fund   13

[PHOTO]

NEUBERGER BERMAN
GUARDIAN FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBGUX           ABOVE: PORTFOLIO MANAGERS KEVIN L. RISEN AND RICK WHITE

"WE LOOK FOR ESTABLISHED COMPANIES WHOSE INSTRINSIC VALUE, BY OUR MEASURE, HAS YET TO BE DISCOVERED BY THE MAJORITY OF INVESTORS. IN MANAGING OVERALL RISK, WE MAKE A CONSCIOUS EFFORT TO DETERMINE THE RISK/REWARD SCENARIO OF EACH INDIVIDUAL HOLDING AS WELL AS ITS IMPACT AT THE PORTFOLIO LEVEL."

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large-cap companies are usually well established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large-cap companies can be less responsive to changes and opportunities. At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. Because the managers tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the fund may emphasize those sectors.

The fund seeks to reduce risk by diversifying among a large number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- solid balance sheets

- above-average returns

- low valuation measures, such as price-to-earnings ratios

- strong competitive positions

When a stock no longer meets the fund's investment criteria, the managers will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                        Guardian Fund   15

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform worse than certain other funds over a given time period.

To the extent that a value approach dictates an emphasis on certain sectors of the market at any given time, the fund's performance is likely to be disproportionately affected by the economic, market, and other developments that may influence those sectors. The fund's performance may also suffer if a sector does not perform as the portfolio managers expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      16  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

  [ICON] The charts below provide an indication of the risks of investing in Advisor Class shares of the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -4.71%
'91  34.33%
'92  19.01%
'93  14.45%
'94  0.60%
'95  32.11%
'96  17.59%
'97  17.10%
'98  1.67%
'99  7.64%
BEST
QUARTER:
Q4 '98,
22.98%
WORST
QUARTER:
Q3 '98,
-26.34%
Year-to-date
performance
as of
9/30/00:
3.15%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                               1 Year    5 Years    10 Years
------------------------------------------------------------
GUARDIAN FUND                   7.64      14.76      13.32
S&P 500 Index                  21.04      28.54      18.19
Russell 1000 Value Index        7.35      23.08      15.59

 The S&P 500 is an unmanaged index of U.S. stocks.

 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

* PRIOR TO 12/15/00 GUARDIAN FUND ADVISOR CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAT A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS AFTER SEPTEMBER 1996 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN INDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS GUARDIAN FUND ADVISOR CLASS. PERFORMANCE FROM 1990 TO SEPTEMBER 1996 IS THAT OF GUARDIAN FUND INVESTOR CLASS, WHICH BEGAN OPERATIONS IN 1950. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN ADVISOR CLASS WOULD HAVE HAD.

                                        Guardian Fund   17

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
KEVIN L. RISEN and ALLAN R. WHITE III are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Risen has co-managed the fund's assets since 1996. He joined Neuberger Berman in 1992 as an analyst, and has been a portfolio manager since 1995. White has been co-manager of the fund since September 1998, when he joined the firm. From 1989 to 1998 he was a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman
Management were 0.85% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Advisor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.85
PLUS:      Distribution (12b-1) fees                0.25
           Other expenses                           0.37
                                                    ....
EQUALS:    Total annual operating expenses          1.47

 * THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $150       $465       $803      $1757

                      18  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                              1997(1)            1998        1999        2000
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                              10.00       13.88       10.81     13.54
PLUS:                  Income from investment operations
                       Net investment income (loss)                       0.01       (0.02)         --        --
                       Net gains/losses -- realized and
                       unrealized                                         3.88       (2.92)       2.73      2.16
                       Subtotal: income from investment
                       operations                                         3.89       (2.94)       2.73      2.16
MINUS:                 Distributions to shareholders
                       Income dividends                                   0.01          --          --      0.01
                       Capital gain distributions                           --        0.13          --      0.09
                       Subtotal: distributions to
                       shareholders                                       0.01        0.13          --      0.10
                                                               ...................................................
EQUALS:                Share price (NAV) at end of year                  13.88       10.81       13.54     15.60
------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                    1.50(2)      1.50       1.50      1.47
Gross expenses(3)                                                         5.65(2)      1.63       1.56        --
Expenses(4)                                                               1.50(2)      1.50       1.50      1.48
Net investment income (loss) -- actual                                   (0.12)(2)     (0.16)      0.03       --
------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(6) (%)                                                      38.92(5)    (21.34)     25.25     16.04
Net assets at end of year (in millions of dollars)                         9.3        17.5        24.8      27.5
Portfolio turnover rate (%)                                                 50          60          73        83

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 9/4/96 (BEGINNING OF OPERATIONS) TO 8/31/97.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                        Guardian Fund   19

[PHOTO]

NEUBERGER BERMAN
MANHATTAN FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBMBX           ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER AND BROOKE A.
                                          COBB

"WITHOUT QUESTION, WE ARE GROWTH INVESTORS. WE LOOK FOR COMPANIES THAT WE THINK WILL DELIVER POSITIVE EARNINGS SURPRISES, PARTICULARLY THOSE WITH THE POTENTIAL TO DO SO CONSISTENTLY. IDEALLY, WE WANT TO IDENTIFY COMPANIES THAT WILL SOMEDAY RANK AMONG THE FORTUNE 500."

GOAL & STRATEGY
------------------------------------------------------------

MID-CAP STOCKS
Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries and may not yet have reached their full potential. The growth investor looks for indications of continued success.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among many companies, industries, and sectors.

The managers look for fast-growing companies that are in new or rapidly evolving industries. Factors in identifying these firms may include:

- above-average growth of earnings

- earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                       Manhattan Fund   21

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks in particular may also underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      22  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance would have been different if current policies had been in effect.

  [ICON] The charts below provide an indication of the risks of investing in Advisor Class shares of the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -8.05%
'91  30.89%
'92  17.77%
'93  10.01%
'94  -3.60%
'95  31.00%
'96  9.60%
'97  28.58%
'98  15.75%
'99  49.27%
BEST
QUARTER:
Q4'99,
48.35%
WORST
QUARTER:
Q3'98,
-21.22%
Year-to-date
performance
as of
9/30/00:
23.24%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                               1 Year    5 Years    10 Years
------------------------------------------------------------
MANHATTAN FUND                 49.27      26.11      16.97
Russell Midcap Growth Index    51.29      28.02      18.95
S&P 500 Index                  21.04      28.54      18.19

 The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

 The S&P 500 is an unmanaged index of U.S. stocks.

* PRIOR TO 12/15/00 MANHATTAN FUND ADVISOR CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS AFTER SEPTEMBER 1996 IS THAT OF THE PREDECESOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS MANHATTAN FUND ADVISOR CLASS. PERFORMANCE FROM 1990 TO SEPTEMBER 1996 IS THAT OF MANHATTAN FUND INVESTOR CLASS, WHICH NEUBERGER BERMAN MANAGEMENT HAS ADVISED SINCE 1979. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN ADVISOR CLASS WOULD HAVE HAD.

                                       Manhattan Fund   23

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the fund since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

BROOKE A. COBB is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has been co-manager of the fund since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.91% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Advisor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                            0.91
PLUS:      Distribution (12b-1) fees                  0.25
           Other expenses                             2.41
                                                   .......
EQUALS:    Total annual operating expenses            3.57
MINUS:     Expense reimbursement*                     2.07
                                                   .......
EQUALS:    Net expenses                               1.50

 * NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/10, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $153       $474       $818      $1791

                      24  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                1997(1)                 1998        1999       2000
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                                     10.00       13.75       10.76      14.54
PLUS:                  Income from investment operations
                       Net investment loss                                      (0.08)      (0.11)      (0.04)     (0.20)
                       NET GAINS/LOSSES -- REALIZED AND
                       UNREALIZED                                                3.94       (1.22)       3.92      12.71
                       SUBTOTAL: INCOME FROM INVESTMENT
                       OPERATIONS                                                3.86       (1.33)       3.88      12.51
MINUS:                 Distributions to shareholders
                       Capital gain distributions                                0.11        1.66        0.10         --
                       SUBTOTAL: DISTRIBUTIONS TO
                       SHAREHOLDERS                                              0.11        1.66        0.10         --
                                                             ...........................................................
EQUALS:                Share price (NAV) at end of year                         13.75       10.76       14.54      27.05
------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                           1.50(2)      1.50       1.50       1.50
Gross expenses(3)                                                               77.83(2)     42.53      19.99       3.57
Expenses(4)                                                                      1.50(2)      1.50       1.50       1.50
Net investment loss -- actual                                                   (0.70)(2)     (0.98)     (1.00)    (1.09)
------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(6) (%)                                                             38.86(5)    (11.29)     36.09      86.04
Net assets at end of year (in millions of dollars)                                0.1         0.2         1.7        5.4
Portfolio turnover rate (%)                                                        89          90         115        105

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 9/4/96 (BEGINNING OF OPERATIONS) TO 8/31/97.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                       Manhattan Fund   25

[PHOTO]

NEUBERGER BERMAN
MILLENNIUM FUND
--------------------------------------------------------------------------------

                                   ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER AND MICHAEL F.
                                          MALOUF

"WE MAKE IT OUR BUSINESS TO TRACK DOWN PROMISING SMALL-CAP COMPANIES WHEREVER THEY MAY BE. AS A RESULT, THIS FUND ENABLES INVESTORS WHO CAN ACCEPT THE RISKS OF SMALL-CAP STOCKS TO PURSUE THE POTENTIAL FOR LONG-TERM GROWTH THAT SMALL-CAPS MAY PROVIDE."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps 60% of the time. However, small-caps have often fallen more severely during market downturns.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                      Millennium Fund   27

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on small-cap stocks, the fund is subject to many of their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor

- be more affected by the performance of those sectors in which small-cap growth stocks may be concentrated

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      28  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

  [ICON] The charts below provide an indication of the risks of investing in Advisor Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year.
The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990
'91
'92
'93
'94
'95
'96
'97
'98
'99  130.49%
BEST
QUARTER:
Q4 '99,
72.95%
WORST
QUARTER:
Q3 '99,
5.75%
Year-to-date
performance
as of
9/30/00:
-3.28%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                                                 Since
                                               Inception
                                     1 Year    (10/20/98)
---------------------------------------------------------
MILLENNIUM FUND                      130.82      183.96
Russell 2000 Growth Index             43.09       65.30
Russell 2000 Index                    21.26       36.68

 The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.

 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.

* PRIOR TO 12/15/00 MILLENNIUM FUND ADVISOR CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS AFTER JANUARY 2000 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS MILLENNIUM FUND ADVISOR CLASS. PERFORMANCE FROM 1998 TO JANUARY 2000 IS THAT OF MILLENNIUM FUND INVESTOR CLASS SINCE ITS INCEPTION, WHICH HAD THE SAME EXPENSES AS ADVISOR CLASS.

                                      Millennium Fund   29

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
MICHAEL F. MALOUF is a Vice President of Neuberger Berman Management and a Managing Director at Neuberger Berman, LLC. He has been co-manager of the fund since its inception in 1998, the year he joined the firm. From 1991 to 1998 he was a portfolio manager at another firm.

JENNIFER K. SILVER is a Vice President of Neuberger Berman Management, a Managing Director of Neuberger Berman, LLC and Director of the Growth Equity Group since 1997. She has been co-manager of the fund since 1998. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment adviser, and in turn engages Neuberger Berman, LLC to provide management and related services. For these services, the fund pays NB Management a fee at the annual rate of 0.85% of the first $250 million of the average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of average daily net assets in excess of $1.0 billion.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Advisor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          1.25
PLUS:      Distribution (12b-1) fees                0.25
           Other expenses                          101.59
                                                    ....
EQUALS:    Total annual operating expenses         103.09
MINUS:     Expense reimbursement                   101.34
                                                    ....
EQUALS:    Net expenses                             1.75

 * NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/10 SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.75% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years      5 Years      10 Years
--------------------------------------------------------------------
Expenses                 $178       $551         $949        $2062

                      30  Neuberger Berman

FINANCIAL HIGHLIGHTS

YEAR ENDED AUGUST 31,                                                                 2000(1)
----------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout the period indicated. You can see what the fund earned
(or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of period                          10.00
PLUS:                  Income from investment operations
                       Net investment loss                                               (0.05)
                       Net gains/losses -- realized and unrealized                        0.89
                       Subtotal: income from investment operations                        0.84
                                                                                      ........
EQUALS:                Share price (NAV) at end of period                                10.84
----------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
                       Net expenses -- actual                                             1.75(2)
Gross expenses(3)                                                                       103.09(2)
Expenses(4)                                                                               1.75(2)
Net investment income loss -- actual                                                     (1.34)(2)
----------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over the period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                                          8.40(5)(6)
Net assets at end of period (in millions of dollars)                                       0.2
Portfolio turnover rate (%)                                                                176

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 1/26/00 (BEGINNING OF OPERATIONS) TO 8/31/00.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

(6) NOT ANNUALIZED.

                                      Millennium Fund   31

[PHOTO]

NEUBERGER BERMAN
PARTNERS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBPBX           ABOVE: PORTFOLIO MANAGER S. BASU MULLICK

"OUR GOAL IS TO FIND COMPANIES THAT WE BELIEVE ARE UNDERVALUED RELATIVE TO THEIR EARNINGS POTENTIAL, WHERE WE SEE A GAP BETWEEN THE ACTUAL PRICE OF A STOCK AND ITS INTRINSIC VALUE. WHEN A COMPANY GROWS IN VALUE AND/OR THE VALUATION GAP CLOSES, THE SUCCESS OF OUR STRATEGY IS REALIZED."

GOAL & STRATEGY
------------------------------------------------------------

MID- AND LARGE-
CAP STOCKS
Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although they have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The manager looks for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- strong fundamentals, such as a company's financial, operational, and competitive positions

- consistent cash flow

- a sound earnings record through all phases of the market cycle

The manager may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The fund generally considers selling a stock when it reaches the manager's target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                        Partners Fund   33

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks, and are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the manager sells stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      34  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

  [ICON] The charts below provide an indication of the risks of investing in Advisor Class shares of the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -5.11%
'91  22.36%
'92  17.52%
'93  16.46%
'94  -1.89%
'95  35.21%
'96  26.27%
'97  28.44%
'98  5.59%
'99  7.28%
BEST
QUARTER:
Q4 '98,
16.17%
WORST
QUARTER:
Q3 '98,
-14.87%
Year-to-date
performance
as of
9/30/00:
-0.32%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99*

                               1 Year    5 Years    10 Years
------------------------------------------------------------
PARTNERS FUND                   7.28      19.96      14.50
S&P 500 Index                  21.04      28.54      18.19
Russell 1000 Value Index        7.35      23.08      15.59

 The S&P 500 Index is an unmanaged index of U.S. stocks.

 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

* PRIOR TO 12/15/00 PARTNERS FUND ADVISOR CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS AFTER AUGUST 1996 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS PARTNERS FUND ADVISOR CLASS. PERFORMANCE FROM 1990 TO AUGUST 1996 IS THAT OF PARTNERS FUND INVESTOR CLASS, WHICH NEUBERGER BERMAN MANAGEMENT HAS ADVISED SINCE 1975. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN ADVISOR CLASS WOULD HAVE HAD.

                                        Partners Fund   35

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
S. BASU MULLICK is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Mullick has managed the fund since 1998, and was a portfolio manager at another firm from 1993 to 1998.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/00, the management/administration fees paid to Neuberger Berman Management were 0.86% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging Advisor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.86
PLUS:      Distribution (12b-1) fees                0.25
           Other expenses                           0.21
                                                    ....
EQUALS:    Total annual operating expenses          1.32
                                                    ....

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $134       $418       $723      $1590

                      36  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                          1996(1)            1997        1998        1999       2000
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                  10.00           9.91       14.42       12.59      15.74
PLUS:     Income from investment operations
          Net investment income                                      --           0.01        0.01        0.06       0.02
          Net gains/losses -- realized and unrealized             (0.09)          4.56       (1.51)       3.15       1.17
          Subtotal: income from investment operations             (0.09)          4.57       (1.50)       3.21       1.19
MINUS:    Distributions to shareholders
          Income dividends                                           --           0.01        0.01        0.06       0.01
          Capital gain distributions                                 --           0.05        0.32          --       0.89
          Subtotal: distributions to shareholders                    --           0.06        0.33        0.06       0.90
                                                              ...........................................................
EQUALS:   Share price (NAV) at end of year                         9.91          14.42       12.59       15.74      16.03
-------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                             1.50(2)        1.50        1.50        1.31       1.32
Gross expenses(3)                                             11,685.89(2)        8.74        1.56          --         --
Expenses(4)                                                        1.50(2)        1.50        1.50        1.31       1.32
Net investment income -- actual                                    2.38(2)        0.08        0.12        0.41       0.11
-------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                  (0.90)(5)(6)   46.26(6)   (10.69)(6)    25.51      7.99
Net assets at end of year (in millions of dollars)                  0.1            5.8        29.3        62.4       53.5
Portfolio turnover rate (%)                                          96             77         109         132         95

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 8/19/96 (BEGINNING OF OPERATIONS) TO 8/31/96.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                        Partners Fund   37

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

YOUR INVESTMENT PROVIDER
The Advisor Class shares described in this prospectus are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell Advisor Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

To buy or sell Advisor Class shares of any of the funds described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from the Advisor Class of one Neuberger Berman fund to the Advisor Class of another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Under certain circumstances, the funds reserve the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

                      38  Neuberger Berman

------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you from a distribution.

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES -- The funds have adopted a plan under which the Advisor Class of each fund pays 0.25% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investing in the funds. Over the long term, they could result in higher overall costs than other types of sales charges.

                                      Your Investment   39

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
The price of Advisor Class shares of a fund is the total value of the assets attributable to Advisor Class minus the liabilities attributable to that class, divided by the total number of Advisor Class shares. Because the value of a fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

Because Advisor Class shares of the funds do not have initial sales charges, the price you pay for each share of a fund is the fund's net asset value per share. Similarly, because these funds charge no fees for selling shares, they pay you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

The funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

                      40  Neuberger Berman

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- Each fund pays out to shareholders any net income and net capital gains. Ordinarily, the funds make any distributions once a year (in December), except for Guardian Fund, which typically distributes any net income quarterly.

Consult your investment provider about whether your income and capital gain distributions from a fund will be reinvested in that fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.

Income distributions and net short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

                                      Your Investment   41

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

CONVERSION
TO THE EURO
Like other mutual funds, the funds could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the funds' portfolios will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt fund operations and investments if problems arise, has been adequately addressed until the conversion is completed.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell or exchange fund shares, you generally realize a taxable gain or loss. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                      42  Neuberger Berman

FUND STRUCTURE
------------------------------------------------------------

Each of the funds in this prospectus uses a "multiple class" structure. The funds offer either three or four classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to Advisor Class shares of the funds, and we have used the word "fund" to mean that class of a particular fund.

                                      Your Investment   43

-------------------------------------------------------------------

NOTES

------------------------------------------------------------

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment provider, or from:
NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180
800.877.9700
212.476.8800
Broker/Dealer and
Institutional Services:
800.366.6264

Web site:
www.nb.com
Email:
questions@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

NEUBERGER BERMAN EQUITY FUNDS
ADVISOR CLASS SHARES

If you'd like further details on any of these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio manager(s) about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on these funds, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

[RECYCLE LOGO] AO092  12/00                             SEC file number: 811-582

--------------------------------------------------------------------------------


                          NEUBERGER BERMAN EQUITY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

       Investor Class Shares, Advisor Class Shares, Trust Class Shares and
                           Institutional Class Shares

                             DATED December 15, 2000

Neuberger Berman CENTURY Fund                                          Neuberger Berman FOCUS Fund
Neuberger Berman GENESIS Fund                                          Neuberger Berman GUARDIAN Fund
Neuberger Berman INTERNATIONAL Fund                                    Neuberger Berman MANHATTAN Fund
Neuberger Berman MILLENNIUM Fund                                       Neuberger Berman PARTNERS Fund
Neuberger Berman REGENCY Fund                                          Neuberger Berman SOCIALLY RESPONSIVE Fund
                                     Neuberger Berman TECHNOLOGY Fund

--------------------------------------------------------------------------------

                                     Mutual Funds
                 605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

      Neuberger  Berman  CENTURY Fund,  Neuberger  Berman FOCUS Fund,  Neuberger
Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman PARTNERS Fund, Neuberger Berman REGENCY Fund, Neuberger Berman SOCIALLY RESPONSIVE Fund and Neuberger Berman TECHNOLOGY Fund (each a "Fund") are mutual funds that offer shares pursuant to a Prospectus dated December 15, 2000.

      The Prospectus for your share class provides more information about the Funds that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the prospectus carefully before investing.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

      The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc.(C)2000 Neuberger Berman Management Inc.

                                TABLE OF CONTENTS

                                                                            Page

INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Cash Management and Temporary Defensive Positions......................5
      Investment Insight.....................................................5
            Neuberger Berman CENTURY Fund....................................5
            Neuberger Berman FOCUS Fund......................................8
            Neuberger Berman GENESIS Fund...................................10
            Neuberger Berman GUARDIAN Fund..................................11
            Neuberger Berman MANHATTAN Fund.................................16
            Neuberger Berman MILLENNIUM Fund................................18
            Neuberger Berman PARTNERS Fund..................................19
            Neuberger Berman REGENCY Fund...................................21
            Neuberger Berman SOCIALLY RESPONSIVE Fund.......................22
      Additional Investment Information.....................................26
      Neuberger Berman FOCUS Fund - Description of Economic Sectors.........47
      Neuberger Berman SOCIALLY RESPONSIVE Fund - Description of
            Social Policy...................................................50

PERFORMANCE INFORMATION.....................................................52
      Total Return Computations.............................................52
      Comparative Information...............................................56
      Other Performance Information.........................................57

CERTAIN RISK CONSIDERATIONS.................................................58

TRUSTEES AND OFFICERS.......................................................58

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................65
      Investment Manager and Administrator..................................65
      Sub-Adviser...........................................................73
      Investment Companies Managed..........................................74
      Codes of Ethics.......................................................76
      Management and Control of NB Management and Neuberger Berman..........76

DISTRIBUTION ARRANGEMENTS...................................................77
      Distribution and Shareholder Services Plan (Trust Class Only).........78

ADDITIONAL PURCHASE INFORMATION.............................................80
      Share Prices and Net Asset Value (All Classes)........................80
      Automatic Investing and Dollar Cost Averaging.........................81

ADDITIONAL EXCHANGE INFORMATION.............................................81

ADDITIONAL REDEMPTION INFORMATION...........................................84

      Suspension of Redemptions.............................................84
      Redemptions in Kind...................................................85

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................85

ADDITIONAL TAX INFORMATION..................................................86
      Taxation of the Funds (All Classes)...................................86
      Taxation of the Funds' Shareholders...................................89

FUND TRANSACTIONS...........................................................90
      Fund Turnover.........................................................97

REPORTS TO SHAREHOLDERS.....................................................97

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................97

INDEPENDENT AUDITORS/ACCOUNTANTS............................................98

LEGAL COUNSEL...............................................................98

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................99

REGISTRATION STATEMENT......................................................99

FINANCIAL STATEMENTS........................................................99

Appendix A...................................................................1
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER........................1

                             INVESTMENT INFORMATION

      Each Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

      Prior to December 15, 2000 the Funds' Advisor Class, Investor Class, Trust Class, and Institutional Class shares were organized as feeder funds in a master-feeder structure rather than a single-level multiple-class structure. As feeder funds their names were Neuberger Berman Equity Assets, Neuberger Berman Equity Funds, Neuberger Berman Equity Trust, and Neuberger Berman Equity Series, respectively.

      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

            (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

            (2) a majority of the outstanding shares of the Fund.

      These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

      Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund.

      The following investment policies and limitations are fundamental and apply to all Funds unless otherwise indicated:

            1. BORROWING (ALL FUNDS EXCEPT NEUBERGER BERMAN INTERNATIONAL FUND). No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            BORROWING (NEUBERGER BERMAN INTERNATIONAL FUND). The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2.  COMMODITIES  (ALL FUNDS EXCEPT  NEUBERGER  BERMAN  INTERNATIONAL
FUND). No Fund may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

            COMMODITIES (NEUBERGER BERMAN INTERNATIONAL FUND). The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or forward contracts, or from investing in securities of any kind.

            3. DIVERSIFICATION. No Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

            4. INDUSTRY CONCENTRATION. No Fund may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

            5. LENDING. No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL  ESTATE (ALL FUNDS  EXCEPT  NEUBERGER  BERMAN  INTERNATIONAL
FUND). No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            REAL ESTATE (NEUBERGER BERMAN INTERNATIONAL FUND). This Fund may not invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. No Fund may issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. No Fund may underwrite securities of other issuers, except to the extent that a Fund, in disposing of fund securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

            For purposes of the limitation on commodities, the Funds do not consider foreign currencies or forward contracts to be physical commodities.

      Each  Fund  (except  Neuberger  Berman  INTERNATIONAL,   Neuberger  Berman
MILLENNIUM, and Neuberger Berman SOCIALLY RESPONSIVE Funds) has the following fundamental investment policy:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      Neuberger Berman MILLENNIUM Fund and Neuberger Berman SOCIALLY RESPONSIVE Fund have the following fundamental investment policy:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      Neuberger  Berman   INTERNATIONAL  Fund  has  the  following   fundamental
investment policy:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            The   following    investment    policies   and    limitations   are
non-fundamental and apply to all Funds unless otherwise indicated:

            1. BORROWING (ALL FUNDS EXCEPT NEUBERGER BERMAN INTERNATIONAL FUND). None of these Funds may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

            2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Fund may make any loans other than securities loans.

            3. MARGIN TRANSACTIONS. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

            4. FOREIGN SECURITIES (ALL FUNDS EXCEPT NEUBERGER BERMAN CENTURY, NEUBERGER BERMAN INTERNATIONAL, NEUBERGER BERMAN MILLENNIUM, AND NEUBERGER BERMAN TECHNOLOGY FUNDS). None of these Funds may invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

            FOREIGN SECURITIES (NEUBERGER BERMAN CENTURY, NEUBERGER BERMAN MILLENNIUM, AND NEUBERGER BERMAN TECHNOLOGY FUNDS). Neither Fund may invest more than 20% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

            5. ILLIQUID SECURITIES. No Fund may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

            6. PLEDGING (NEUBERGER BERMAN GENESIS AND NEUBERGER BERMAN GUARDIAN Funds). Neither of these Funds may pledge or hypothecate any of its assets, except that (i) Neuberger Berman GENESIS Fund may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Fund may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Fund to a mutual insurance company of which the Fund is a member. The other Funds are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

            7. SECTOR CONCENTRATION (NEUBERGER BERMAN FOCUS FUND). This Fund may not invest more than 50% of its total assets in any one economic sector.

            8.  INVESTMENTS IN ANY ONE ISSUER  (NEUBERGER  BERMAN  INTERNATIONAL
FUND). At the close of each quarter of this Fund's taxable year, (i) no more than 25% of its total assets may be invested in the securities of a single issuer and (ii) with regard to 50% of its total assets, no more than 5% of its total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government securities, as defined for tax purposes, or securities of another regulated investment company ("RIC").

            9. SOCIAL POLICY (NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND). The Fund may not purchase securities of issuers who derive more than 5% of their total revenue from alcohol, tobacco, gambling or weapons, or that are involved in nuclear power.

            Although the Funds do not have policies limiting their investment in warrants, no Fund currently intends to invest in warrants unless acquired in units or attached to securities.

            CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, or to manage cash pending investment or payout, each Fund (except Neuberger Berman SOCIALLY RESPONSIVE Fund and Neuberger Berman INTERNATIONAL Fund) may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

      For temporary defensive purposes, or to manage cash pending investment or payout, any part of Neuberger Berman SOCIALLY RESPONSIVE Fund's assets may be retained temporarily in U.S. Government and Agency Securities, investment grade fixed income securities of non-governmental issuers, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents. Generally, the foregoing temporary investments for Neuberger Berman SOCIALLY RESPONSIVE Fund are selected with a concern for the social impact of each investment.

      For temporary defensive purposes, or to manage cash pending investment or payout, Neuberger Berman INTERNATIONAL Fund may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities, and repurchase agreements. Neuberger Berman INTERNATIONAL Fund may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

      Pursuant to an exemptive order received from the U.S. Securities and Exchange Commission, each Fund also may invest up to 25% of its total assets in shares of a money market fund managed by NB Management, to manage uninvested cash and cash collateral received in connection with securities lending.

INVESTMENT INSIGHT

      Neuberger  Berman's   commitment  to  its  asset  management  approach  is
reflected in the more than $125 million the organization's employees and their families have invested in the Neuberger Berman mutual funds.

      In advertisements, each Fund's allocation to a particular market sector(s) may be discussed as a way to demonstrate how the fund managers uncover stocks that they perceive to fit the Fund's investment parameters. These discussions may include references to current or former holdings of a Fund.

      NEUBERGER BERMAN CENTURY FUND

      Remember when big corporations were slow and stodgy? Those days are gone. Today's companies are redefining the concept of big business.

      Call them giants for the new century. Call them anything but slow. The stock of large companies, many of which are in the Standard & Poor's 500 Index, have chalked up impressive performance in recent years. Of course, past performance is no guarantee of future results.

      We believe the new giants still have room to grow. Their strengths may include:

      o     Durable brand names
      o     Growing markets
      o     Global reach
      o     Diverse revenue flows
      o     Pricing power with customers
      o     Influence over suppliers' costs

      Neuberger Berman CENTURY Fund will invest in many of the names you already know as the world's largest companies. But it will also seek out companies the fund manager believes are poised to become the giants of tomorrow. Using this strategy, the Fund manager intends to invest in stocks that may comprise part of the Russell 1000 Growth Index(1), as well as stocks from the Standard & Poor's 500 Index. The fund's median market capitalization will be greater than $10 billion.

      Brooke Cobb manages the fund. Describing his investment strategy for Neuberger Berman CENTURY Fund, he says, "We look for the leaders of today and tomorrow. Many fast-growing companies join the large-capitalization sector with years of growth still ahead. Our goal is to identify them early, to investment in the companies that are going to be the growth leaders of the new century."

      WHY LARGE-CAP GROWTH?

      DIVERSIFICATION

      The key to a well-balanced Fund is asset allocation. We believe that diversifying your investments across different asset classes can increase the chances you will participate when one group outperforms another.

      In the long-term, small-cap stocks have tended to outperform large-caps.(2) But in recent years, large-cap stocks have turned the tables, and have outperformed small-caps. Growth stock investments have outperformed value-style investments in recent years too.(3)

      While an expert investor might be able to time the market perfectly to take advantage of each cycle, market timing is notoriously difficult, even for

------------
(1) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately __% of the total market capitalization of the Russell 3000 Index. The Russell 1000(R) Growth Index measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(2) Source:  Ibbotson Associates.

(3) Source:  Frank Russell Company, BARRA Inc.

professionals. For most of us, diversification is key to stronger performance over time.

      PERFORMANCE

      Although past performance does not guarantee future results, performance of large-cap stocks has been impressive. Many of the best performers have been in fast-growing areas like technology, pharmaceuticals and the Internet, with global markets for their products.

      Recent economic conditions have also favored the new breed of growth leaders. In general, a low-inflation environment can help large companies because of their greater ability than smaller companies to negotiate suppliers' costs: When low inflation prevents companies from raising prices, the ability to control costs becomes more important.

      STABILITY

      For investors who favor a moderate risk profile, large-cap stocks may provide a greater degree of comfort than smaller stocks. The price fluctuations of large-cap stocks have historically been less volatile than small-cap stocks. Although there are no guarantees, size can make a difference should economic conditions turn downward. Large companies, with their hefty capital bases, diversified revenue streams and strong brand names may be able to offer relative stability in an uncertain world.

      OPPORTUNITIES

      When a large company's earnings have consistently grown, the company may have a competitive advantage. Perhaps it has a dominant market share. Or it may have expanded on the strength of innovative products, or astute marketing, or superior management.

      Continued earnings growth is never guaranteed, but a track record of strong earnings growth invites further investigation.

      OUR INVESTMENT PROCESS [VISUAL]

            1.  Initial Focus Screens:
                  Market Cap
                  Earnings Growth

            2.  Proprietary Ranking System:
                  Positive Earnings Surprises/Revisions
                  Low Price/Earnings to Growth Rates

            3.  Top Quintile of Remaining Companies

            4.  Fundamental Research:
                  Input from Growth Group/NY Research Analysts
                  Consider Wall Street Research
                  Meet with Company Management

            5.   Fund of 65-85 Stocks*
                  Median Market Cap >$10 billion*

*Number of holdings based on Fund assets of $25 - $50 million.

      WHY NEUBERGER BERMAN?

      Neuberger Berman offers a full spectrum of investment styles in its mutual funds. Although many clients know us as a "value" investment house of long standing, we also have a dedicated growth stock research and management group based in Boston.

      The Boston-based growth group, headed by Jennifer Silver, an investment manager with close to 20 years of experience, includes eight professionals, who work closely with Neuberger Berman's research department of 23 investment analysts.

      Brooke Cobb, who has close to 30 years of experience managing both mid-cap and large-cap growth Funds, manages the CENTURY Fund. He notes that the CENTURY Fund neatly complements the existing Neuberger Berman growth funds.

      Experience teaches. And in today's volatile markets, the wisdom that comes from experience matters more than ever. That's why clients come to Neuberger Berman. For more than 60 years, we have helped institutions and individuals build wealth, earn income, and preserve capital. Today our clients entrust more than $__ billion to our management, $__ billion of that in our family of mutual funds.(4)

      In an industry where investment fads sweep through with predictable regularity, Neuberger Berman has build a family of funds that relies on disciplined, fundamental research. Neuberger Berman is committed to the belief that investors' interests come first. Our long-standing and, in many cases, multigenerational relationships underscore the success of this approach. We welcome the opportunity to put your money to work.

      NEUBERGER BERMAN FOCUS FUND

      INVESTMENT PROGRAM

      Seeks long-term growth of capital. Invests principally in common stocks selected from 13 multi-industry sectors of the economy. To maximize potential return, the Fund normally makes at least 90% or more of its investments in not more than six sectors it identifies as undervalued.

      EMPHASIS ON QUALITY, UNDERVALUED COMPANIES OF ALL MARKET CAPITALIZATIONS

      The Fund manager selects companies with solid fundamentals that he considers undervalued by the marketplace. Specifically, he looks for industry leaders with above-average earnings, established market niches, and sound future business prospects. He believes these types of organizations come in all sizes,

---------------
(4) As of September 30, 2000.

therefore he does not limit his selections to any particular capitalization range.

      A CONCENTRATED FUND

      In addition to his value bias, the Fund manager concentrates his efforts on six out of 13 possible economic sectors. Although the Fund is built one stock at a time, he has found that the conditions leading to an individual stock being undervalued similarly affect other companies in the same industries or sectors. Thus, an emphasis on relatively few sectors is a natural outgrowth of the fund's stock selection process. The Fund manager will dedicate no more than 50% of assets to any one sector and no more than 25% of assets to any one industry.

      BOTTOM-UP, VALUE-ORIENTED STOCK SELECTION PROCESS

      The Fund manager's bottom-up approach focuses on stocks that are currently out of favor, due to temporary setbacks. He also likes stocks that have been largely ignored by Wall Street, but that he believes still offer good long-term growth potential. He prefers to buy companies that are industry leaders, not those that he believes are undervalued for good reasons such as poor management or limited growth prospects. Ideal investment candidates are financially sound companies that have little or no debt and exhibit high returns on equity.

      THOROUGH RESEARCH EFFORT

      He believes it's the management teams that drive companies and how they react to changes in their respective industries. As he explains, "The only way to come to those conclusions is to meet with the people behind the stocks we like." Furthermore, he does not rely on a company's initial merits after its stock has been purchased. Instead, he prefers to revisit its fundamentals regularly and then, as a reality check, look back at the company's performance to see if it's consistently delivering.

      INVESTMENT PROCESS

      (Qualitative Analysis

      o     Meeting with Company Executives One-on-One

            (Monitor Exposure to Economic Conditions

      o     Interest Rate Changes

            (Sector Analysis

            (Stock Universe

      o     Quantitative Analysis

      FOCUS INVESTORS CAN EXPECT:

      o     Emphasis   on   quality,   undervalued   companies   of  all  market
            capitalizations
      o     Focus on a few sectors at a time
      o     Bottom-up, value-oriented stock selection process
      o     Thorough research efforts

      INVESTMENT INSIGHT

      The investment approach for the FOCUS Fund involves looking for companies that have low price-to-earnings ratios, solid balance sheets and strong management. The Fund manager often finds that these companies are concentrated in certain sectors of the economy, which prompts him to look further within these sectors for other companies that meet his criteria.

      NEUBERGER BERMAN GENESIS FUND

      INVESTMENT PROGRAM

      Invests mainly in common stocks of small-capitalization companies. Seeks undervalued companies whose current product lines and balance sheets are strong. The Fund regards companies with market capitalizations of up to $1.5 billion at the time of investment as small-cap companies.

      A SMALL-CAP VALUE BIAS

      The Fund co-managers employ a value bias in their stock selection process. They comb the universe of small-cap stocks specifically looking for those they consider cheap compared to the market as a whole. Depending on current market conditions, they sometimes find stocks that are cheap on an absolute basis as well. They primarily choose from a universe of small-cap companies whose total market valuation is less than $1.5 billion at the time of initial investment. The characteristics they look for may include above average returns, established market niches, high barriers to entry, strong capital bases, and sound future business prospects.

      A PHILOSOPHY THAT CONTRADICTS POPULAR INVESTMENT TRENDS

      The Fund co-managers focus on strong companies in industry niches that are often overlooked by investors because they lack an exciting new product or innovation. They aren't interested in buying experimental or cutting-edge technology names that often trade on high future expectations but have no established record of earnings. The rationale behind their approach is that companies in what may be considered "unexciting" industries to some, such as utilities and oil services, are a safer point of entry into the small-cap universe because, as they put it, "if there's not a lot of expectation built into a company, then it tends not to disappoint."

      SMALL COMPANIES, POTENTIALLY BIG OPPORTUNITIES

      The Fund co-managers favor the small-cap arena because they think it abounds with opportunities for the long-term investor, specifically small-caps' potential ability to grow earnings dramatically over time. According to one Fund co-manager, "Unlike large-cap stocks, small-cap companies are starting from a very low base and therefore may have the ability to grow dramatically."

      INVESTMENT PROCESS

      (Qualitative Analysis

      (Meetings with Company Executives One-on-One

      o     300 Face-to-Face Meetings per Year

      o     Heavy Phone Contact

            (Quantitative Characteristics

      o     Low Price-to-Earnings Ratio

      o     Low Price-to-Cash Flow Ratio

      GENESIS INVESTORS CAN EXPECT:

      o     A small-cap value bias
      o     A philosophy that contradicts popular investment trends
      o     Small companies, potentially big opportunities

      INVESTMENT INSIGHT

      The Fund co-managers seek out small companies that are not well known and often found in unglamorous industries. Future growth is one area they focus on, but equally important to them is evidence of solid performance and a proven management team. As value investors, they look for stocks that are selling at attractive prices.

      THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

      NEUBERGER BERMAN GUARDIAN FUND

      INVESTMENT PROGRAM

      Seeks long term growth of capital and, secondarily, current income. Invests primarily in stocks of long-established companies considered to be undervalued in comparison to stocks of similar companies. Using a value-oriented investment approach in selecting securities, the Fund looks for such factors as low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

      DISCIPLINED, LARGE-CAP VALUE ORIENTATION

      As part of its stock selection process, the Fund pursues a disciplined, value-driven investment style, which is Neuberger Berman's historic strength.

Specifically, the Fund co-managers seek large-capitalization companies whose stock prices are substantially undervalued. Characteristics of these firms may include: solid balance sheets, above-average returns, low valuations, and consistent earnings.

      BOTTOM-UP APPROACH TO STOCK SELECTION

      According to one of the Fund co-managers, "Cheap stocks are plentiful, but true investment bargains are a rare find." To uncover them, the Fund co-managers scour a universe of stocks consisting of the bottom 20% of the market in terms of valuation. Those deemed by the managers as inexpensive and poised for a turnaround are placed under consideration. They look for financially sound, well-managed companies that are undervalued relative to their earnings potential and the market as a whole.

      A BROAD VIEW OF RISK MANAGEMENT

      Managing risk involves carefully monitoring the way the stocks in the Fund react to one another as well as to outside factors. Companies that are in completely different sectors may in fact react similarly to certain economic, market or international events. In their efforts to consider these relationships, the Fund co-managers use quantitative analysis to evaluate these factors and their impact on the overall Fund. It is a process they believe is a crucial component in controlling risk and one that evolves over time as new holdings are introduced to the Fund.

      A STRONG SELL DISCIPLINE

      The Fund co-managers will generally make an initial investment in a stock of between 1-4% of total net assets. A higher weighting indicates that they believe their research gives them an "edge" over Wall Street analysts, or they believe the stock has an undiscovered value that others may have overlooked. Once a stock grows beyond the high side of that range, gains are harvested and the holding is reduced to about 3% of total net assets.

      INVESTMENT PROCESS

      (Fund Risk Management

      o     Monitor Fund's Exposure

            (Selection Criteria

      o     Improving Financials

      o     Superior Management

      o     Discount Valuations to the Market

            (Stock Universe

      o     Large-Cap Value

      GUARDIAN INVESTORS CAN EXPECT:

      o     Disciplined, large-cap value orientation
      o     Bottom-up approach to stock selection
      o     Broad view of risk management
      o     Strong sell discipline

      INVESTMENT INSIGHT

      The Fund co-managers look for established companies whose intrinsic value, by their measure, is undiscovered among the majority of investors. In managing overall risk, a conscious effort is made to determine the risk/reward scenario of each individual holding as well as its impact at the Fund level.

      NEUBERGER BERMAN INTERNATIONAL FUND

      Equity Funds consisting solely of domestic investments generally have not enjoyed the higher returns foreign opportunities can offer. Over the past thirty years, for example, the average growth rates of many foreign economies have outpaced that of the United States. While the United States accounted for almost 66% of the world's total securities market capitalization in 1970, it accounted for less than 51% of that total at the end of 1998 -- or less than a third of the dollar value of the world's available stocks and bonds.(5)

      Over time, a number of international equity markets have outperformed their U.S. counterpart. Although there are no guarantees, foreign markets could continue to provide attractive investment opportunities.

      In addition, according to Morgan Stanley Capital International, the leading companies in any given sector are not always U.S.-based. For example, nine of the ten largest steel companies, eight of the ten largest electronic companies and eight of the ten largest automobile companies are based outside the United States.

      A principal advantage of investing overseas is diversification. A diversified Fund gives investors the opportunity to pursue increased overall return while reducing risk. It is prudent to diversify by taking advantage of investment opportunities in more than one country's stock or bond market. By investing in several countries through a worldwide Fund, investors can lower their exposure and vulnerability to weakness in any one market. Investors should be aware, however, that international investing is not a guarantee against market risk and may be affected by the economic and other factors described in the Prospectus. These include the prospects of individual companies and other risks such as currency fluctuations or controls, expropriation, nationalization and confiscatory taxation.

      Furthermore, buying foreign stocks and bonds can be difficult for the individual investor and involves many decisions. Accessing international markets is complicated; few individuals have the time or resources to evaluate

----------------
(5)  Source:  Morgan Stanley Capital International.

thoroughly foreign companies and markets or the ability to incur the high transaction costs of direct investment in such markets. A mutual fund investing in foreign securities offers an investor broad diversification at a relatively low cost.

      At least 65% of the Fund's total assets normally are invested in equity securities of foreign issuers. The Fund invests primarily in equity securities of companies located in developed foreign economies, as well as in "emerging markets." NB Management's investment process includes a combination of a top-down or macro-economic analysis and a bottom-up, micro-economic approach, as well as a blend of growth and value investment styles. The Fund may use leverage to facilitate transactions it enters into for hedging purposes.

      INVESTMENT PROGRAM

      Seeks long-term growth of capital by investing primarily in common stocks of foreign companies of any capitalization, including companies in developed and emerging industrialized markets. Invests in well-managed companies that show potential for above-average growth or whose stock price is undervalued.

      A COMBINATION OF TOP-DOWN AND BOTTOM-UP APPROACHES TO INVESTING

      The Fund manager's top-down view of various regions and countries helps her choose the areas that offer the best relative value. As she explains, "We are value-added investors, not "closet" indexers. We will overweight the Fund with securities from countries we believe have the best investment potential and underweight those we think have limited prospects." Her bottom-up perspective seeks well-managed companies with strong fundamentals, such as attractive cash flows, strong balance sheets, and solid earnings growth. The Fund has no capitalization constraints and thus can invest in companies of all sizes.

      A BLEND OF GROWTH AND VALUE INVESTMENT STYLES

      The Fund manager uses a blend of styles to reduce the risk of significant losses when a particular style falls out of favor with investors. The growth component highlights rapidly growing companies in niche industries with unique products or services, while the value component focuses on undervalued, out-of-favor companies that she believes are poised for a turnaround.

      HIGH POTENTIAL REWARDS WITH COMMENSURATE RISKS

      The Fund invests in equity securities of both developed and emerging markets. While the potential rewards are high, so are the associated risks. Foreign markets are often less developed and foreign governments and economic infrastructures may not be as stable compared to the U.S. Other international risks, such as currency exchange rate and interest rate fluctuations, could result in greater volatility than domestic funds.

      AN ADDED LEVEL OF DIVERSIFICATION

      Domestic and foreign markets generally do not all move in the same direction at the same time and are subject to different sets of risk factors.

Investors with exposure to more than a single market can potentially offset losses in one market with gains in another. While foreign markets can be inherently risky, investors who include international securities in their Funds can benefit from an additional layer of diversification along with the potential for long-term growth.

      INVESTMENT PROCESS

      1.      Screen International Universe

      2.      Quantitative and Qualitative Evaluation

      3.      Review Prime Buy Ideas

      4.      Fund Construction

      INTERNATIONAL INVESTORS CAN EXPECT:

      o     A combination of top-down and bottom-up approaches to investing
      o     A blend of growth and value investment styles
      o     High potential rewards with commensurate risks
      o     An added level of Fund diversification

      INVESTMENT INSIGHT

      In identifying attractive stocks from among the many thousands currently available outside the U.S., it's important to have a clear strategy. The International Fund uses a combination of growth and value criteria, while also considering larger scale economic factors.

      CURRENCY RISK MANAGEMENT

      Exchange rate movements and volatility are important factors in international investing. The Fund manager believes in actively managing the Fund's currency exposure, in an effort to capitalize on foreign currency trends and to reduce overall Fund volatility. Currency risk management is performed separately from equity analysis. The Fund manager uses a combination of economic analysis to guide the Fund's longer-term posture and quantitative trend analysis to assist in timing decisions with respect to whether (or when) to invest in instruments denominated in a particular foreign currency, or whether (or when) to hedge particular foreign currencies in which liquid foreign exchange markets exist.

      To illustrate the importance of including an international component in a well-diversified Fund, below are the annual returns for the S&P 500 Index and the EAFE(REGISTERED) Index for the years 1984-1998. In seven of the past fifteen years, international stocks (as represented by the EAFE Index) have outperformed U.S. stocks (as represented by the S&P 500 Index), in some cases by a significant margin. Conversely, in other years, U.S. stocks have substantially outperformed international stocks. Investors with exposure to both domestic and international issues can minimize losses because gains in one market can offset losses in another.

             ANNUAL TOTAL RETURNS FOR EAFE AND S&P 500 (1985-1999):(6)                               /

 -----------------------------------------------------------------------------------------------------------------------------------
   YEAR    1999   1998    1997    1996    1995    1994    1993    1992    1991     1990     1989     1988     1987    1986    1985
 -----------------------------------------------------------------------------------------------------------------------------------
 S&P 500  12.04% 28.58%  33.35%  22.95%  37.53%   1.32%  10.06%   7.61%  30.40%    -3.11%  31.63%   16.56%   5.25%   18.67%   31.73%
 -----------------------------------------------------------------------------------------------------------------------------------
 EAFE     27.30% 20.33%   2.06%   6.36%  11.55%   8.06%  32.94% -11.85%  12.50%   -23.20%  10.80%   28.59%   24.93%  69.94%   56.72%
 -----------------------------------------------------------------------------------------------------------------------------------

      Of course, these historical results may not continue in the future. Investors should keep in mind the greater risks inherent in foreign markets, such as currency exchange fluctuations, interest rates, and potentially adverse economic and political conditions.

      NEUBERGER BERMAN MANHATTAN FUND

      INVESTMENT PROGRAM

      Invests in common stocks of mid-capitalization companies that are in new or rapidly evolving industries. Seeks growth of capital by investing in companies with financial strength, above-average growth of earnings, earnings that have exceeded analysts' expectations, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

      MID-CAP GROWTH STOCK INVESTMENTS

      The Fund co-managers consider themselves growth stock investors in the purest sense of the term. By that, they mean they want to own the stocks of companies that are growing earnings faster than the average American business and, ideally, faster than the competitors in their respective industries. Their exhaustive research efforts are focused on the mid-cap universe and, specifically, stocks that are in new or rapidly evolving industries. The kind of fast-growth companies the Fund co-managers favor generally do not trade at below market average price-to-earnings ratios. However, they do look for companies trading at reasonable levels compared to their growth rates. They believe that attractive valuations in the mid-cap range have been created as a result of the large-cap area performing well for several years, relative to other capitalization ranges.

      AN INTENSIVE RESEARCH EFFORT

--------------
(6) Total return includes reinvestment of all dividends and other distributions. The EAFE(REGISTERED) Index, also known as the Morgan Stanley Capital International Europe, Australasia, Far East Index, is an unmanaged index of over 1,000 foreign stock prices and is translated into U.S. dollars. The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. Indices do not take into account brokerage commissions or other fees and expenses of investing in the individual securities that they track. Data about the performance of these indices are prepared or obtained by NB Management.

      The Fund co-managers love stocks with positive earnings surprises. Their extensive research has revealed that the stocks of companies that have consistently beaten Wall Street earnings estimates have also tended to offer greater potential for long-term capital appreciation. To find these companies they scour the mid-cap growth stock universe to isolate stocks whose most recent earnings have beaten consensus expectations. Then, the real work begins, where through diligent fundamental research they strive to identify those companies most likely to record a string of positive earnings surprises. Their ultimate goal is to invest today in the fast growing mid-sized companies that they believe are poised to become tomorrow's Fortune 500.

      A DISCIPLINED SELL PROCESS

      "We are dispassionate sellers," says one Fund co-manager. "If a stock does not live up to our earnings expectations or if we believe its valuation has become excessive, we will sell and direct the assets to another opportunity we find more attractive." A stock will also be sold when it reaches its target price. They prefer to broadly diversify the Fund's assets among many different companies and industries rather than heavily concentrating its holdings in just a few of the fastest growing industry sectors. Broad diversification helps to manage the overall risk inherent in a Fund of equity SECURITIES. Nevertheless, the managers acknowledge that currently there are positive growth opportunities in the technology sector, particularly biotechnology and Internet-related companies. One Fund co-manager adds, "We believe that we are on the verge of a technology-induced industrial revolution, and there may be an opportunity for investors to build capital by focusing in this area."

                  INVESTMENT PROCESS

                       ACTIVE RISK MANAGEMENT

                    BETTER MID-CAP GROWTH STOCKS
                    o  Fundamental Verification

                       MID-CAP GROWTH UNIVERSE
                       o  Proprietary Quantitative Evaluation

                             STOCK UNIVERSE
                             o  Focus Screens

      MANHATTAN INVESTORS CAN EXPECT:

      o     Mid-cap growth stock investments
      o     An intensive research effort

      o     A disciplined sell process

      NEUBERGER BERMAN MILLENNIUM FUND

      INVESTMENT PROGRAM

      Invests primarily in equity securities of small-sized domestic companies (up to $1.5 billion in market capitalization at time of investment). Seeks growth of capital and looks for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management.

      DISCIPLINED STOCK SELECTION PROCESS

      The Fund co-managers employ a three-tiered disciplined investment process. It begins with a search for fast growing, small companies that exhibit sustainable earnings growth of at least 15%. Next, they assess a company's financial and managerial wherewithal to capitalize on opportunities and grow its business, despite occasional setbacks. Finally, the managers determine whether or not a stock's price is reasonable. Their analysis attempts to avoid companies considered overvalued relative to their earnings growth rate.

      LONG-TERM GROWTH POTENTIAL OF SMALL-CAP STOCKS

      Simply put, a small company might become a mid-sized one rapidly with the launch of a single blockbuster product. And, since the potential growth of a small company is often uninhibited by several layers of management, it might be able to bring new products or services to the market quickly. What adds to the attractiveness of small-cap stocks is the fact that they're generally less researched than large-caps, which presents the managers with more opportunities to find good companies that are not yet recognized by many investors. Small-caps, however, are more risky than other securities due to their volatility and greater sensitivity to market trends, company news and industry developments.

      RISK MANAGEMENT

      "We abide by three rules for managing risk: pay only reasonable prices, remain emotionally detached, and stay diversified", says one of the Fund co-managers about their risk-management strategy. First, the Fund focuses on rapidly growing companies that are selling at reasonable prices relative to their growth prospects. This is done in an effort to avoid those stocks whose valuations are out of line with their growth rates because we believe they are often the most susceptible to steep declines caused by fundamental disappointments or during a market downturn. Second, our Fund co-managers remain emotionally detached from their stock picks. When deteriorating fundamentals are discovered in a company, the Fund co-managers take quick and decisive action to eliminate it from the Fund. And third, to limit downside risk, the Fund co-managers expect to invest in a diversified Fund across an array of sectors and industries. Nevertheless, the managers acknowledge that currently there are positive growth opportunities in the technology sector, particularly biotechnology and Internet-related companies. No single stock represents more than 5% of total assets, measured at the time of investment.

      INVESTMENT PROCESS

      SCREENS

      (3    Price            Is this stock price reasonable?

      (2    Utility          Can the company go the distance?

                             Financial Strength

                             Management Depth and Talent

      (1    Growth           Are earnings growing rapidly?

                             15%+ Annual Growth Rates

                             Positive Earnings Surprises

      MILLENNIUM INVESTORS CAN EXPECT:

o     Disciplined stock selection process
o     Long-term growth potential of small-cap stocks
o     Risk management

      INVESTMENT INSIGHT

      The Fund co-managers of the Millennium Fund make it their business to track down promising small-cap companies wherever they may exist. As a result, this fund enables investors who can accept the risks of small-cap stocks to pursue the potential for long-term growth that small-caps may provide.

      NEUBERGER BERMAN PARTNERS FUND

      INVESTMENT PROGRAM

      Invests principally in common stocks of established companies, using the value-oriented investment approach. Seeks growth of capital through an investment approach that is designed to increase capital with reasonable risk. Seeks securities believed to be undervalued based on strong fundamentals such as a low price-to-earnings ratio, consistent cash flow, and a company's sound track record through all phases of the market cycle.

      UNDISCOVERED VALUES IN THE MID- TO LARGE-CAP ARENA

      The Partners' Fund manager combs the universe of mid- and large-cap stocks in search of those that have yet to be "discovered" by the majority of investors. He generally shies away from big, well-known companies because he believes it is harder to gain a competitive edge in a stock that is covered by many analysts. The manager prefers to focus his efforts outside of the Fortune

100, where he thinks many investment bargains abound.

      STRONG COMPANIES AT REASONABLE PRICES

      Like many of his value-oriented peers, the manager tries to buy quality stocks for substantially less than their estimated market values. However, he differs in his approach by applying another layer of analysis to his value strategy. For example, in addition to searching for stocks trading at below market price-to-earnings ratios, he also focuses on companies with strong fundamentals, consistent cash flows, sound track records through all phases of the market cycle and those selling at the low end of their trading ranges. He is not interested in buying cheap stocks if they don't meet these other measures of value as well.

      SOLID RESEARCH

      The Fund manager believes that through "exhaustive research efforts, good companies selling for less than their true worth can be identified." To do this the Fund manager spends a lot of time interviewing senior company managers. His philosophy is that when he sits across the table from a CEO or CFO and question him or her about the company, he gets to know it quite well. He finds that there's simply no substitute for that kind of firsthand knowledge. In addition, the Fund manager carefully examines a company's financial statements and contacts its suppliers and competitors. While this type of analysis requires a lot of extra legwork, he believes it's worth the effort.

      INVESTMENT PROCESS

      (Executive Management Team Evaluation

o     Proven Track Record

o     Strategic Plan

o     Inside Ownership

        (Value Stock Universe

o     Qualitative Evaluation: Catalyst for Change

        (Stock Universe

o     Quantitative Analysis

      PARTNERS INVESTORS CAN EXPECT:

o     mid- to large-cap growth stock investments
o     diversification among companies and industries
o     emphasis on well-managed companies with undervalued stock prices
o     Solid research

      INVESTMENT INSIGHT

      The Fund manager seeks companies he believes are undervalued relative to their earnings potential--where there is a gap between the actual price of a stock and its intrinsic value in the marketplace. When a company grows in value or the valuation gap closes, the success of their strategy is realized.

      NEUBERGER BERMAN REGENCY FUND

      INVESTMENT PROGRAM

      Seeks  growth  of  capital  by  investing   mainly  in  common  stocks  of
mid-capitalization companies. The Fund seeks to reduce risk by diversifying among different companies and industries.

      MID-CAP COMPANIES WITH MARKET LEADERSHIP

      Regency's Fund manager searches the mid-cap stock universe for companies with a dominant market share in their industry. Historically, businesses with market leadership have delivered significant returns for shareholders over the long term. While this may not always be the case, discovering such middle-weight champions before the rest of Wall Street does can yield substantial payoffs for investors. Of course, there can be no assurance that the manager will select the right stocks every time. Remember that the stocks of mid-cap companies may be more volatile, and entail more risk, than the stocks of larger companies.

      BOTTOM-UP APPROACH TO STOCK SELECTION

      The Fund managers' extensive bottom-up approach begins with financial screens that are used to search for undervalued securities with compelling fundamentals. Then, in-depth company and industry analyses are conducted, followed by interviews with company managements and their competitors, customers, and suppliers. In this stage, reviewing strategic plans and evaluating management are critical steps. After applying these financial and qualitative screens the Fund manager then seeks to identify a catalyst for change that could improve a stock's valuation. These catalysts are generally managerial, operational, structural or financial in nature and include changes in company management, new corporate strategies, changes in the business mix, and improving financials, among others. The remaining candidates are then ranked on a risk/reward basis. Stocks with the most compelling risk/reward ratios are placed in the Fund, while stocks that are currently not a good Fund fit, are placed on a monitor list for further evaluation.

      BROAD VIEW OF RISK MANAGEMENT

      In order to reduce risk on the buy side, the manager looks for reasonably priced stocks, diversifies investments across an array of industries, and avoids making large sector bets. On the sell side, stocks are sold when they reach their price target, do not perform as expected, or are considered less attractive than other opportunities.

      INVESTMENT PROCESS

      STOCK UNIVERSE
o     Financial Analysis

      VALUE STOCK UNIVERSE
o     Qualitative Evaluation
o     Catalyst for change

      EXECUTIVE MANAGEMENT TEAM EVALUATION

o     Proven Track Record
o     Strategic Plan
o     Inside Ownership

REGENCY INVESTORS CAN EXPECT:
o     Mid-cap companies with market leadership
o     Bottom-up approach to stock selection
o     Broad view of risk management

      INVESTMENT INSIGHT

      The Fund managers' ultimate goal is to find undervalued companies that have not yet been discovered by the majority of investors, or better yet, to buy "great companies at a great price." He attempts to do this by focusing on the mid-cap segment of the market because it tends to be less followed than the large-cap segment by Wall Street analysts.

      NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND

      INVESTMENT PROGRAM

      Seeks long-term capital appreciation through investments primarily in securities of companies that meet both financial criteria and social policy. The Fund co-managers initially screen companies using a value investing criteria, then look for companies that show leadership in major areas of social impact such as the environment, workplace diversity and employment.

      FINANCIALLY SOUND COMPANIES WITH A SOCIAL CONSCIENCE

      The Fund co-managers look for the stocks of mid- to large-cap companies that first meet their stringent financial criteria. Their social screens are then applied to these stocks. The ones considered worthy from a financial standpoint are then evaluated using a proprietary database that develops and monitors information on companies in various categories of social criteria. Ideal investment candidates are companies that show leadership in the areas of the environment, workplace diversity and employment. Other considerations are based on companies' records in other areas of concern, including public health, type of products, and corporate citizenship.

      A TRADITIONAL VALUE APPROACH

      The Fund co-managers' initial financial screens select companies using a traditional value approach. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors, such as low price-to-earnings and low price-to-book ratios. Their value approach examines these companies, searching for those that may rise in price before other investors realize their worth. They strongly believe in helping investors put their money to work, while supporting companies that follow principles of good corporate citizenship.

      AN EVER-EVOLVING JOURNEY ON THE PATH TO GOOD CORPORATE CITIZENSHIP

      The Fund co-managers believe that most socially responsive investors are not utopians. They do not expect instant perfection, but rather look for signs that a company is evolving and moving toward a corporate commitment to excellence. As they put it, "Good corporate citizenship is one of those things that is a journey, not a destination. We've been working in this field for some time, and know that the social records of most companies are written in shades of gray. We are pleased to see that more and more companies are coming to realize that change is a positive force for them."

      INVESTMENT PROCESS

            (Social Policy

            (Quantitative Financial Criteria

            o     Low Price-to-Earnings Ratio (relative & absolute)

            o     Strong Balance Sheet

            o     Free Cash Flow

            o     Risk Management

            (Stock Universe

            o     Focus Screens

      SOCIALLY RESPONSIVE INVESTORS CAN EXPECT:

             o     Financially sound companies with a social conscience
             o     A traditional value approach
             o An ever-evolving journey on the path to good corporate citizenship

      INVESTMENT INSIGHT

      The Fund co-managers believe that sound practices in areas like employment and the environment can have a positive impact on a company's bottom line. They look for companies that meet value-investing criteria and also show a commitment to uphold or improve their standards of corporate citizenship.

      NEUBERGER BERMAN TECHNOLOGY FUND

      INVESTMENT PROGRAM

      No one knows what the future will look like, but we do know that technological change permeates life in today's world and seems likely to play a huge role in shaping the future.

o Computers can read an imprint of your palm or the iris of your eye as security "passwords." Telephone services can recognize your voice and soon, voice operation of computers may be as commonplace as keyboards and mice.

o New appliances for the "smart house" - such as robotic vacuum cleaners and interactive kitchen appliances- are reportedly on the way.

o Biologists have cloned animals, and they are nearing completion of the human genetic "map." Many scientists and doctors believe that the mapping of the human genome - the entire sequence of 3 billion chemical pairs that constitute human DNA - will reveal to them why certain people are predisposed to certain diseases. Before too long, an individual's genetic sequence may dictate personally tailored remedies for illness and disease, with the potential to greatly extend human life. This knowledge and the potential treatment innovations may introduce a new era of medicine and entire new industries.

We believe Neuberger Berman TECHNOLOGY Fund can help position your investment portfolio for the new economy.

      The current stage of technology's evolution is especially exciting because everything is converging toward a unified system: the INTERNET. Not since Gutenberg invented the printing press in 1450 has there been an innovation with such potential for reshaping so many aspects of our lives. The reach of the Internet is global, and the opportunities, with commensurate risks, are virtually unlimited.(7)

      Yesterday's science fiction is rapidly becoming more science and less fiction. As Jennifer Silver, head of Neuberger Berman's Boston-based Growth Equity Group, says, "Technology has experienced constant change for many decades. But the more you see of the innovations today, the more excited you become." She adds, "We believe that we are on the edge of a technology-induced industrial revolution, and there may be an opportunity for investors to build capital by focusing in this area. "

      At Neuberger Berman, we believe growth opportunities exist for a wide range of companies - from the smallest start-ups to some of the largest blue chips. Among the perceived trends driving the continuing technology boom are:

---------------
(7) The Fund may or may not invest in companies involved with any aspect of the examples of technological change mentioned herein.

o     Increasing business-to-business e-commerce
o     Rapid spread of the Internet among consumers
o     Advances in wireless broadband telecommunications
o     Proliferation of web-enabled appliances for the home and office
o     Innovations in medical diagnostic and surgical procedures
o     Improving biochemical and drug research techniques
o     Strong growth potential in genomics -- the mapping of genes

      Neuberger Berman Technology Fund seeks long-term capital growth by investing in the stocks of compelling technology-related companies of all sizes. This all-cap technology fund will invest in companies such as computer products; software; electronic components; computer services; telecommunications; networking; Internet; biotechnology, pharmaceutical and medical technology. Currently, the managers favor the small- and mid-cap areas. They believe attractive valuation has been created in those areas as a result of the large-cap area performing extremely well for the last five years, relative to other capitalization ranges.

      The Fund may also include companies that are indirectly related to the technology sector, such as service providers to technology companies. Although there are no guarantees, the Fund will endeavor to select only those tech and tech-related stocks which its management team believes have the most merit and potential for growth.

      The Technology Fund employs quantitative and qualitative research screens to select approximately 60-75 stocks (based on Fund assets of $25-$50 million) with the most merit. The management team looks for new companies that are in the development stage as well as older companies that appear poised to grow because of new products, technology or management. Factors in identifying these firms may include:

o positive fundamental surprises (revenue/earnings surprises, new customer wins, subscribers, etc.)
o     strong position relative to competitors
o     new business alliances
o     multi-industry exposure or applications for products
o     development or use of technology innovations
o     financial strength
o     reasonable relative valuations

      The fast-paced technology sector compels investors to be open-minded and ready to scrutinize which companies are best - practically on a daily basis. That willingness and objectivity is an important part of the team's management style. "We constantly challenge what we thought yesterday," says management team member Rudy Torrijos, "and we revise it for what we think is right today. Rapid change and evolution are part of the opportunity in the technology sector. Our job is not to fight the change, it's to try to take advantage of that change."

      An investment concentrated in one area inevitably carries greater risk. With technology companies, any remarkable potential for growth is naturally accompanied by heightened volatility. Neuberger Berman has a time-honored tradition of taking risk seriously. The Technology Fund's management team uses a systematic investment discipline to help identify and control risk. If we think a company or its stock indicates any fundamental weakening, the team will sell it swiftly. Neuberger Berman also believes in staying faithful to its investment style, seeking strong growth companies at reasonable prices.

                                    * * * * *

      Each Fund invests in a wide array of stocks, and no single stock makes up more than a small fraction of any Fund's total assets. Of course, each Fund's holdings are subject to change.

ADDITIONAL INVESTMENT INFORMATION

      Some or all of the Funds, as indicated below, may make the following investments, among others; some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of each Fund's principal strategies are discussed in the Prospectus. They may not buy all of the types of securities or use all of the investment techniques that are described.

      ILLIQUID SECURITIES (ALL FUNDS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of the Managers Trusts, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions which could be costly to the Funds.

      POLICIES AND LIMITATIONS. Each Fund may invest up to 15% of its net assets in illiquid securities.

      REPURCHASE AGREEMENTS (ALL FUNDS). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System (or, in the case of Neuberger Berman INTERNATIONAL Fund, also from a foreign bank or a U.S. branch or agency of a foreign bank) or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If Neuberger Berman INTERNATIONAL Fund enters into a repurchase agreement subject to foreign law and the counter-party defaults, that Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

      SECURITIES LOANS (ALL FUNDS). Each Fund may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of Fund securities involve some risk of loss of rights in the collateral should the borrower fail financially.

      POLICIES AND LIMITATIONS. Each Fund may lend Fund securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. Securities lending by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL FUNDS). Each Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 15% limit on investments in illiquid securities.

      REVERSE REPURCHASE AGREEMENTS (ALL FUNDS). In a reverse repurchase agreement, a Fund sells Fund securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

      LEVERAGE (NEUBERGER BERMAN INTERNATIONAL FUND). The Fund may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Fund's net asset values ("NAVs"). Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Fund's investment limitations.

      POLICIES AND LIMITATIONS. Generally, the Fund does not intend to use leverage for investment purposes. It may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

      FOREIGN SECURITIES (ALL FUNDS). Each Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the U.S. and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

      Each Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on Fund transactions.

      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

      Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of Fund securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

      The Funds may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, if the underlying security is denominated in a foreign currency, the ADR is subject to currency risk. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

      POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, a Fund (except Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, and Neuberger Berman TECHNOLOGY Funds) may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Each of Neuberger Berman CENTURY, Neuberger Berman MILLENNIUM, and Neuberger Berman TECHNOLOGY Funds may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, no Fund is restricted in the amount it may invest in securities denominated in any one foreign currency. Neuberger Berman INTERNATIONAL Fund invests primarily in foreign securities.

      Investments in securities of foreign issuers are subject to each Fund's quality standards. Each Fund (except Neuberger Berman INTERNATIONAL Fund) may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

      FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (NEUBERGER BERMAN INTERNATIONAL FUND). The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued purchases and forward commitment transactions enable the Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price.

      The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's NAV as long as the commitment to sell remains in effect.

      POLICIES AND LIMITATIONS. The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

      When the Fund purchases securities on a when-issued or forward commitment basis, the Fund will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell Fund securities, the custodian will hold the Fund securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

      TECHNOLOGY SECURITIES (NEUBERGER BERMAN TECHNOLOGY FUND). These include the securities of companies substantially engaged in offering, using or developing products, processes or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software and electronic components; computer services; telecommunications; networking; internet; and biotechnology, pharmaceuticals or medical technology. Although the Fund will not invest 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry, the Fund may invest in companies in inter-related industries that may react similarly to economic or competitive pressures. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

      The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

      POLICIES AND LIMITATIONS. The Fund normally invests at least 65% of its total assets in technology securities. The Fund may not invest 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry.

         FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES,
                    FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

      FUTURES CONTRACTS AND OPTIONS THEREON (ALL FUNDS). Each of Neuberger Berman CENTURY, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, and Neuberger Berman TECHNOLOGY Funds may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Fund to enhance Fund liquidity and maintain a defensive position without having to sell Fund securities. These Funds view investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

      Neuberger Berman INTERNATIONAL Fund may enter into futures contracts on currencies, debt securities, interest rates, and securities indices that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

      Neuberger Berman INTERNATIONAL Fund may sell futures contracts in order to offset a possible decline in the value of its Fund securities. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the Fund securities declines and will tend to fall when the value of such securities increases. The Fund may purchase futures contracts in order to fix what NB Management believes to be a favorable price for securities the Fund intends to purchase. If a futures contract is purchased by the Fund, the value of the contract will tend to change together with changes in the value of such securities. To compensate for differences in historical volatility between positions Neuberger Berman INTERNATIONAL Fund wishes to hedge and the standardized futures contracts available to it, the Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

      With respect to currency futures, Neuberger Berman INTERNATIONAL Fund may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of Fund securities denominated in that currency. If NB Management anticipates that a particular currency will rise, Neuberger Berman INTERNATIONAL Fund may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in that currency and which the Fund intends to purchase. The Fund may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Fund.

      For purposes of managing cash flow, each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

      U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

      "Margin" with respect to a futures contract is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements,  the Fund will be required to make an  additional  margin  deposit
("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Fund. In computing their NAVs, the Funds mark to market the value of their open futures positions. Each Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although each Fund believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund's futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

      POLICIES AND  LIMITATIONS.  Neuberger  Berman  CENTURY,  Neuberger  Berman
MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, and Neuberger Berman TECHNOLOGY Funds each may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. These Funds do not engage in transactions in futures and options on futures for speculation. The use of futures and options on futures by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

      Neuberger Berman INTERNATIONAL Fund may purchase and sell futures for BONA FIDE hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (i.e., in an effort to enhance income). The Fund may also purchase and write put and call options on such futures contracts for BONA FIDE hedging and non-hedging purposes.

      Each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the funds' exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      CALL OPTIONS ON SECURITIES (ALL FUNDS). Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE and Neuberger Berman TECHNOLOGY Funds may write covered call options and may purchase call options on securities. Each of the other Funds may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAVs) or to earn premium income. Fund securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

      When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Funds' total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

      If a call option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

      When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

      POLICIES AND LIMITATIONS. Each Fund may write covered call options and may purchase call options on securities. Each Fund may also write covered call options and may purchase call options in related closing transactions. Each Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Funds will not do).

      A Fund would purchase a call option to offset a previously written call option. Each of Neuberger Berman CENTURY, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, and Neuberger Berman TECHNOLOGY Funds also may purchase a call option to protect against an increase in the price of the securities it intends to purchase. The use of call options on securities by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy. Neuberger Berman INTERNATIONAL Fund may purchase call options for hedging or non-hedging purposes.

      PUT OPTIONS ON SECURITIES (NEUBERGER BERMAN CENTURY, NEUBERGER BERMAN GUARDIAN, NEUBERGER BERMAN INTERNATIONAL, NEUBERGER BERMAN MILLENNIUM, NEUBERGER BERMAN SOCIALLY RESPONSIVE, AND NEUBERGER BERMAN TECHNOLOGY FUNDS). Each of these Funds may write and purchase put options on securities. Each of Neuberger Berman CENTURY, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, and Neuberger Berman TECHNOLOGY Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

      When Neuberger Berman CENTURY, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, or Neuberger Berman TECHNOLOGY Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

      Fund securities on which put options may be written and purchased by Neuberger Berman CENTURY, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, or Neuberger Berman TECHNOLOGY Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

      POLICIES AND LIMITATIONS. Neuberger Berman CENTURY, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, and Neuberger Berman TECHNOLOGY Fund generally write and purchase put options on securities for hedging purposes (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAVs). However, Neuberger Berman INTERNATIONAL Fund also may use put options for non-hedging purposes. The use of put options on securities by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

      GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. Neuberger Berman INTERNATIONAL Fund also may purchase European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

      Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Neuberger Berman INTERNATIONAL Fund also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counter-party, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Fund may engage in OTC options transactions.

      The premium received (or paid) by a Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

      Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE and Neuberger Berman TECHNOLOGY Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

      A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

      A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE or Neuberger Berman TECHNOLOGY Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its Fund. In those cases, additional brokerage commissions are incurred.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

      POLICIES AND LIMITATIONS. Each Fund may use American-style options. Neuberger Berman INTERNATIONAL Fund may also purchase European-style options and may purchase and sell options that are traded on foreign exchanges.

      The assets used as cover (or held in a segregated account) for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      The use of put and call options by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

      PUT AND CALL OPTIONS ON SECURITIES INDICES. Neuberger Berman INTERNATIONAL Fund may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Fund's securities or securities the Fund intends to buy. The Fund may write securities index options to close out positions in such options that it has purchased.

      For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

      Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

      POLICIES AND LIMITATIONS. Neuberger Berman INTERNATIONAL Fund may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by the Fund will be listed and traded on an exchange. The Fund currently does not expect to invest a substantial portion of its assets in securities index options.

      For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Funds will be listed and traded on an exchange.

      FOREIGN CURRENCY TRANSACTIONS (ALL FUNDS). Each Fund may enter into contracts for the purchase or sale of a specific currency at a future date
(usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Funds also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

      The Funds (other than Neuberger Berman INTERNATIONAL Fund) enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Funds do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

      At the consummation of a forward contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of Fund securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

      NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

      However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

      Neuberger Berman INTERNATIONAL Fund may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may invest in securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Fund's ability to prevent potential losses. In addition, Neuberger Berman INTERNATIONAL Fund may invest in securities denominated in other currency baskets.

      POLICIES AND LIMITATIONS. The Funds (other than Neuberger Berman INTERNATIONAL Fund) may enter into forward contracts for the purpose of hedging and not for speculation. The use of forward contracts by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

      Neuberger Berman INTERNATIONAL Fund may enter into forward contracts for hedging or non-hedging purposes. When the Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its Fund securities or other assets denominated in that currency. Neuberger Berman INTERNATIONAL Fund may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment Fund.

      OPTIONS ON FOREIGN CURRENCIES (ALL FUNDS). Each Fund may write and purchase covered call and put options on foreign currencies. Neuberger Berman INTERNATIONAL Fund may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on Fund securities alone.

      Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

      POLICIES AND LIMITATIONS. A Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of Fund securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, Neuberger Berman INTERNATIONAL Fund may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Fund. The use of options on currencies by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

      REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent a Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

      COVER FOR HEDGING INSTRUMENTS. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund's assets could impede Fund management or the Fund's ability to meet current obligations. A Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

      POLICIES AND LIMITATIONS. Each Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

      GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Fund's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a Fund security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a Fund security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. There can be no assurance that a Fund's use of Hedging Instruments will be successful.

      Each Fund's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Hedging Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

      POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Fund's underlying securities or currency. NB Management intends to reduce the risk that a Fund will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

      SHORT SALES (NEUBERGER BERMAN INTERNATIONAL FUND). Neuberger Berman INTERNATIONAL Fund may attempt to limit exposure to a possible decline in the market value of Fund securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

      Neuberger Berman INTERNATIONAL Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

      Neuberger Berman INTERNATIONAL Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

      The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund's and Neuberger Berman

INTERNATIONAL Fund's NAVs. Short selling may also produce higher than normal Fund turnover, which may result in increased transaction costs to the Fund.

      POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      FIXED INCOME SECURITIES (ALL FUNDS). While the emphasis of the Funds' investment programs is on common stocks and other equity securities, the Funds may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Fund may invest in investment grade corporate bonds and debentures. Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman PARTNERS, and Neuberger Berman REGENCY Funds each may invest in corporate debt securities rated below investment grade.

      U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

      "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

      The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which a Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Fund's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities.

      Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman PARTNERS or Neuberger Berman REGENCY Funds warrants exposure to the additional level of risk.

      POLICIES AND LIMITATIONS. Each Fund normally may invest up to 35% of its total assets in debt securities. Neuberger Berman CENTURY, Neuberger Berman PARTNERS, and Neuberger Berman REGENCY Funds each may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities. Neuberger Berman INTERNATIONAL Fund may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

      Subsequent to its purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, Neuberger Berman SOCIALLY RESPONSIVE Fund and Neuberger Berman MILLENNIUM Fund each will engage in an orderly disposition of the downgraded securities. Each other Fund (except Neuberger Berman INTERNATIONAL Fund) will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Fund's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Neuberger Berman CENTURY, Neuberger Berman PARTNERS, and Neuberger Berman REGENCY Funds). NB Management will make a determination as to whether Neuberger Berman INTERNATIONAL Fund should dispose of the downgraded securities.

      COMMERCIAL PAPER (ALL FUNDS). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

      POLICIES AND LIMITATIONS. The Funds may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. Neuberger Berman INTERNATIONAL Fund may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.

      ZERO COUPON SECURITIES (NEUBERGER BERMAN CENTURY, NEUBERGER BERMAN MILLENNIUM, NEUBERGER BERMAN PARTNERS, NEUBERGER BERMAN REGENCY, NEUBERGER BERMAN SOCIALLY RESPONSIVE, AND NEUBERGER BERMAN TECHNOLOGY FUNDS). Each of these Funds may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

      The discount on zero coupon securities ("original issue discount") must be taken into income ratably by each such Fund prior to the receipt of any actual payments. Because it must distribute substantially all of its net income (including its share of the Fund's accrued original issue discount) to its shareholders each year for income and excise tax purposes, each such Fund may have to dispose of Fund securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information."

      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

      CONVERTIBLE SECURITIES (ALL FUNDS). Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

      The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve their investment objectives.

      POLICIES AND LIMITATIONS. Neuberger Berman SOCIALLY RESPONSIVE Fund may invest up to 20% of its net assets in convertible securities. The Fund does not intend to purchase any convertible securities that are not investment grade. Convertible debt securities are subject to each Fund's investment policies and limitations concerning fixed income securities.

      PREFERRED STOCK (ALL FUNDS). Each Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

      SWAP AGREEMENTS (NEUBERGER BERMAN CENTURY, NEUBERGER BERMAN INTERNATIONAL, AND NEUBERGER BERMAN TECHNOLOGY FUNDS). Each of these Funds may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

      Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

      POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, each of Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, and Neuberger Berman TECHNOLOGY Funds will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

      JAPANESE INVESTMENTS (NEUBERGER BERMAN INTERNATIONAL FUND). All of the Funds may invest in foreign securities, including securities of Japanese issuers. From time to time, Neuberger Berman INTERNATIONAL Fund may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Fund may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

      OTHER INVESTMENT COMPANIES. Neuberger Berman INTERNATIONAL Fund may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which the Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. Each Fund at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's Fund securities. The Funds do not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. Except as otherwise permitted pursuant to an exemptive order obtained by the Trust, each Fund's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company,
(ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate.

      INDEXED SECURITIES (NEUBERGER BERMAN INTERNATIONAL FUND). Neuberger Berman INTERNATIONAL Fund may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

NEUBERGER BERMAN FOCUS FUND - DESCRIPTION OF ECONOMIC SECTORS.

      Neuberger Berman FOCUS Fund seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

      (1) AUTOS AND HOUSING SECTOR: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products ("automobile industries") or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

      (2) CONSUMER GOODS AND SERVICES SECTOR: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

      (3) DEFENSE AND AEROSPACE SECTOR: Companies engaged in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending policies.

      (4) ENERGY SECTOR: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies' securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

      (5) FINANCIAL SERVICES SECTOR: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. These companies are subject to extensive governmental regulations. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions.

      (6) HEALTH CARE SECTOR: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability of their products and services. Also, products and services of these companies could quickly become obsolete.

      (7) HEAVY INDUSTRY SECTOR: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel, and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling, and disposal. The risk of product obsolescence also is present.

      (8) MACHINERY AND EQUIPMENT SECTOR: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling, and disposal of materials and
processes   that  involve   hazardous   components   and  the  risk  of  product
obsolescence.

      (9) MEDIA AND ENTERTAINMENT SECTOR: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector -- for example, video and electronic games -- may become obsolete quickly. Additionally, companies engaged in television and radio broadcast are subject to government regulation.

      (10) RETAILING SECTOR: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies' securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the level of consumer debt, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

      (11) TECHNOLOGY SECTOR: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

      (12) TRANSPORTATION SECTOR: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares.

      (13) UTILITIES SECTOR: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND - DESCRIPTION OF SOCIAL POLICY

BACKGROUND INFORMATION ON SOCIALLY RESPONSIVE INVESTING

      In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

      Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Fund generally fall into two categories:

      AVOIDANCE INVESTING. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

      LEADERSHIP INVESTING. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

      The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. THE WEALTH OF NATIONS is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

THE SOCIALLY RESPONSIVE DATABASE

      Neuberger Berman, LLC ("Neuberger Berman"), the Fund's sub-adviser, maintains a database of information about the social impact of the companies it follows. NB Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Fund. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger Berman in many categories and then analyzed by NB Management in the following six categories of corporate responsibility:

      WORKPLACE DIVERSITY AND EMPLOYMENT. NB Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. NB Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, NB Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. NB Management also monitors companies' progress and attitudes toward these issues.

      ENVIRONMENT. A company's impact on the environment depends largely on the industry. Therefore, NB Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, NB Management examines their problems in terms of severity, frequency, and elapsed time. NB Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. NB Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. NB Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

      PRODUCT. NB Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. NB Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. NB Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

      PUBLIC HEALTH. NB Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. NB Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

      WEAPONS. NB Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

      CORPORATE CITIZENSHIP. NB Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. NB Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

IMPLEMENTATION OF SOCIAL POLICY

      Companies deemed acceptable by NB Management from a financial standpoint are analyzed using Neuberger Berman's database. The companies are then evaluated by the Fund manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

      The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at NB Management who interpret the information.

      In applying the information in the database to stock selection for the Fund, NB Management considers several factors. NB Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. NB Management also takes into account any remedial action which has been taken by the company relating to these infractions. NB Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.

                             PERFORMANCE INFORMATION

      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

      Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P(1+T)n = ERV

      Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results. As of the date of this SAI, Neuberger Berman TECHNOLOGY Fund had been in existence only a very short time and had no meaningful performance history.

                          Average Annual Total Returns(1)
Investor                      Periods Ended 8/31/2000
Class

               ONE YEAR    FIVE YEARS   TEN YEARS      PERIOD FROM
                                                       INCEPTION(2)

CENTURY            %          N/A          N/A              %

FOCUS           59.29%       22.09%       20.29%          13.04%

GENESIS         25.79%       16.34%       16.79%          14.11%

GUARDIAN        16.84%       11.41%       15.69%          12.92%

INTERNATIONAL   25.43%       14.82%        N/A            13.03%

MANHATTAN       87.89%       25.35%       21.15%          19.41%

MILLENNIUM      96.88%        N/A          N/A           105.32%

PARTNERS         8.51%       15.57%       15.81%          17.26%

REGENCY         34.95%        N/A          N/A            25.15%

SOCIALLY         2.96%       16.04%        N/A            15.19%
RESPONSIVE

TECHNOLOGY        N/A         N/A          N/A             N/A


(1) Until December 15, 2000, the Investor Class of each of the Funds was a feeder fund in a master/feeder structure. Performance results shown represent the performance of each Investor Class Fund's predecessor feeder fund, which had an identical investment program and the same expenses as the corresponding Investor Class Fund.

(2)   The  inception  dates of the Investor  Class of each fund were as follows:
      Neuberger Berman CENTURY Fund, 12/6/99; Neuberger Berman FOCUS Fund, 10/19/55; Neuberger Berman GENESIS Fund, 9/27/88; Neuberger Berman GUARDIAN Fund, 6/1/50; Neuberger Berman INTERNATIONAL Fund, 6/15/94; Neuberger Berman MANHATTAN Fund, 3/1/79; Neuberger Berman MILLENNIUM Fund, 10/20/98; Neuberger Berman PARTNERS Fund, 1/20/75; Neuberger Berman REGENCY Fund, 6/1/99; Neuberger Berman SOCIALLY RESPONSIVE Fund, 3/16/94; and Neuberger Berman TECHNOLOGY Fund, 5/2/00.

                          Average Annual Total Returns(1)
Trust Class                   Periods Ended 8/31/2000

               ONE YEAR    FIVE YEARS  TEN YEARS(2)    PERIOD FROM
                                                       INCEPTION(3)

CENTURY            %          N/A          N/A              %

FOCUS              %           %            %               %

GENESIS            %           %            %               %

GUARDIAN           %           %            %               %

INTERNATIONAL      %           %            %               %

MANHATTAN          %           %            %               %

MILLENNIUM         %          N/A          N/A              %

PARTNERS           %           %            %               %

REGENCY            %          N/A          N/A              %

SOCIALLY           %           %           N/A              %
RESPONSIVE

TECHNOLOGY        N/A         N/A          N/A             N/A


(1) Until December 15, 2000, each of the Funds was a feeder fund in a master/feeder structure. For the Trust Class of each Fund except Neuberger Berman INTERNATIONAL Fund and Neuberger Berman SOCIALLY RESPONSIVE Fund, performance results shown for periods after August 1993 represent the performance of each Trust Class Fund's predecessor feeder fund, which had an identical investment program and the same expenses as the corresponding Trust Class Fund. For Neuberger Berman INTERNATIONAL and Neuberger Berman SOCIALLY RESPONSIVE Funds, performance results shown for periods after June 1994 and March 1997, respectively, represent the performance of each Trust Class Fund's predecessor feeder fund.

(2) Performance shown for periods before August 1993 is that of the corresponding Investor Class of each Fund. Because the Investor Class of each Fund has moderately lower expenses, its performance should have been slightly better than the corresponding Trust Class would have had.

(3)   The  inception  dates  of the  Trust  Class of each  fund are as  follows:
      Neuberger Berman CENTURY Fund, 12/6/99; Neuberger Berman FOCUS Fund, 8/30/93; Neuberger Berman GENESIS Fund, 8/26/93, Neuberger Berman GUARDIAN Fund 8/3/93, Neuberger Berman INTERNATIONAL Fund, 6/29/98; Neuberger Berman MANHATTAN Fund, 8/30/93, Neuberger Berman MILLENNIUM Fund, 10/20/98, Neuberger Berman PARTNERS Fund, 8/30/93, Neuberger Berman REGENCY Fund, 6/1/99; Neuberger Berman SOCIALLY RESPONSIVE Fund, 3/3/97; and Neuberger Berman TECHNOLOGY Fund, 5/2/00.

                          Average Annual Total Returns(1)
Advisor Class                 Periods Ended 8/31/2000

               ONE YEAR    FIVE YEARS  TEN YEARS(2)    PERIOD FROM
                                                       INCEPTION(3)

FOCUS              %           %            %               %

GENESIS            %           %            %               %

GUARDIAN           %           %            %               %

MANHATTAN          %           %            %               %

MILLENNIUM         %          N/A          N/A              %

PARTNERS           %           %           N/A              %


(1) Until December 15, 2000, each of the Funds was a feeder fund in a master/feeder structure. For the Advisor Class of each of Neuberger Berman FOCUS, Neuberger Berman GUARDIAN, and Neuberger Berman MANHATTAN Fund, performance results shown for periods after September 1996 represent the performance of each Advisor Class Fund's predecessor feeder fund, which had an identical investment program and the same expenses as the corresponding Advisor Class Fund. For Neuberger Berman GENESIS and Neuberger Berman PARTNERS Funds, performance results shown for periods after April 1997 and August 1996, respectively, represent the performance of each Advisor Class Fund's predecessor feeder fund.

(2) Performance shown for periods before September 1996 for each of Neuberger Berman FOCUS, Neuberger Berman GUARDIAN, and Neuberger Berman MANHATTAN Funds, and before April 1997 and August 1996 for Neuberger Berman GENESIS and Neuberger Berman PARTNERS Funds, is that of the corresponding Investor Class of each Fund. Because the Investor Class of each Fund has moderately lower expenses, its performance should have been slightly better than the corresponding Advisor Class would have had.

(3)   The  inception  date of the  Advisor  Class of each  fund are as  follows:
      Neuberger Berman FOCUS Fund, 9/4/96, Neuberger Berman GENESIS Fund, 4/2/97, Neuberger Berman GUARDIAN Fund, 9/4/96, Neuberger Berman MANHATTAN Fund, 9/4/96, Neuberger Berman MILLENNIUM Fund, 1/26/99; and Neuberger Berman PARTNERS Fund, 8/19/96.

                            Average Annual Total Returns
Institutional                Periods Ended 8/31/2000(1)
Class
           ONE YEAR       FIVE YEARS(2)  TEN YEARS(2)    PERIOD FROM
                                                         INCEPTION(3)
GENESIS       %                %             %               %


(1) Until December 15, 2000, Neuberger Berman GENESIS Fund Institutional Class was a feeder fund in a master/feeder structure. Performance results shown after 7/1/99 is that of its predecessor feeder fund, which had an identical investment program and the same expenses as Neuberger Berman GENESIS Fund Institutional Class.

(2) Performance shown for periods before 7/1/99 is that of the corresponding Investor Class. Because the Investor Class of GENESIS Fund has lower expenses, its performance should have been better than the GENESIS Fund Institutional Class would have had.

(3) The inception date of the Institutional Class of the Neuberger Berman GENESIS Fund was __/__/__.

      Prior to January 5, 1989, the investment policies of Neuberger Berman FOCUS Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger Berman FOCUS Fund may be required, under applicable law, to include information reflecting performance and expenses for periods before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not necessarily reflect the level of performance and expenses that would have been experienced had the Fund's current investment policies been in effect.

      NB Management may from time to time waive a portion of its fees due from any Fund or reimburse a Fund for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION

      From time to time each Fund's performance may be compared with:

            (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2)  recognized  stock  and  other  indices,  such  as the  S&P  500
      Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell MidcapTM Index, Russell 1000 Growth Index, Russell Midcap Value Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(REGISTERED) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $34 million to $5.2 billion, with an average of $640 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.4 billion. The EAFE(REGISTERED) Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Fund may invest in different types of securities from those included in some of the above indices.

      Neuberger Berman SOCIALLY RESPONSIVE Fund's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap Fund indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).

      Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

      From time to time, information about a Fund's Fund allocation and holdings as of a particular date may be included in Advertisements for the corresponding Fund. This information may include the Funds' diversification by asset type or, in the case of Neuberger Berman SOCIALLY RESPONSIVE Fund, by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

      NB Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

      Investors who may find Neuberger Berman CENTURY, Neuberger Berman FOCUS, Neuberger Berman GUARDIAN, Neuberger Berman PARTNERS, Neuberger Berman REGENCY, or [Neuberger Berman TECHNOLOGY Fund] to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

      Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

      Information regarding the effects of automatic investing and systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                           CERTAIN RISK CONSIDERATIONS

      Although each Fund seeks to reduce risk by investing in a diversified Fund of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.

                              TRUSTEES AND OFFICERS

      The following table sets forth information concerning the trustees and officers of the Trust, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other Funds administered or managed by NB Management and Neuberger Berman.

THE TRUST


                                  Positions Held
Name, Age, and Address (1)        With the Trust       Principal Occupation(s) (2)
-----------------------------     --------------       ---------------------------

Claudia A. Brandon (43)              Secretary       Employee of Neuberger Berman
                                                     since 1999; Vice President of
                                                     NB Management from 1986 to
                                                     1999; Secretary of two other
                                                     mutual funds for which NB
                                                     Management acts as investment
                                                     manager or administrator.

John Cannon (70)                      Trustee        Retired.  Formerly, Chairman
531 Willow Avenue                                    and Chief Investment Officer
Ambler, PA 19002                                     of CDC Capital Management
                                                     (registered investment
                                                     adviser) (1993-Jan. 1999).

Faith Colish (64)                     Trustee        Attorney at Law, Faith Colish,
63 Wall Street                                       A Professional Corporation.
24th Floor
New York, NY  10005



                                       58

                                  Positions Held
Name, Age, and Address (1)        With the Trust       Principal Occupation(s) (2)
-----------------------------     --------------       ---------------------------

Stacy Cooper-Shugrue (37)       Assistant Secretary  Employee of Neuberger Berman
                                                     since 1999; Assistant Vice
                                                     President of NB Management
                                                     from 1993 to 1999; Assistant
                                                     Secretary of two other mutual
                                                     funds for which NB Management
                                                     acts as investment manager or
                                                     administrator.

Barbara DiGiorgio (41)          Assistant Treasurer  Employee of NB Management;
                                                     Assistant Vice President of NB
                                                     Management from 1993 to 1999;
                                                     Assistant Treasurer of two
                                                     other mutual funds for which
                                                     NB Management acts as
                                                     investment manager or
                                                     administrator.

Walter G. Ehlers (67)                 Trustee        Consultant, Director of the
6806 Suffolk Place                                   Turner Corporation, A.B.
Harvey Cedars, NJ 08008                              Chance Company and Crescent
                                                     Jewlry, Inc.

C. Anne Harvey (62)                   Trustee        Director of American
2555 Pennsylvania Avenue, N.W.                       Association of Retired Persons
Washington, DC 20037                                 ("AARP") Program Services and
                                                     Administrator of AARP
                                                     Foundation; The National
                                                     Rehabilitation Hospital's
                                                     Board of Advisors; Individual
                                                     Investors Advisory Committee
                                                     to the New York Stock Exchange
                                                     Board of Directors; Steering
                                                     Committee for the U.S.
                                                     Securities and Exchange
                                                     Commission Facts on Saving and
                                                     Investing Campaign; and
                                                     American Savings Education
                                                     Council's Policy Board (ASEC).

Barry Hirsch (67)                     Trustee        Senior Vice President,
Loews Corporation                                    Secretary, and General Council
667 Madison Avenue                                   of Loews Corporation
7th Floor                                            (diversified financial
New York, NY 10021                                   corporation).



                                        59

                                  Positions Held
Name, Age, and Address (1)        With the Trust       Principal Occupation(s) (2)
-----------------------------     --------------       ---------------------------

Michael M. Kassen* (47)               Trustee        Executive Vice President,
                                                     Chief Investment Officer and
                                                     Director of Neuberger Berman,
                                                     Inc. (holding company);
                                                     Executive Vice President,
                                                     Chief Investment Officer and
                                                     Director of NB Management;
                                                     President and/or Trustee of
                                                     two other mutual funds for
                                                     which NB Management acts as
                                                     investment manager or
                                                     administrator.

Robert A. Kavesh (72)                 Trustee        Professor of Finance and
110 Bleecker Street                                  Economics at Stern School of
Apt. 24B                                             Business, New York University.
New York, NY 10012

Howard A. Mileaf (63)                 Trustee
WHX  Corporation                                     Vice President and Special
110 East 59th Street                                 Counsel to WHX Corporation
30th Floor                                           (holding company) since 1992;
New York, NY 10022                                   Director of Kevlin Corporation
                                                     (manufacturer of microwave and
                                                     other products).

Edward I. O'Brien* (71)               Trustee        Private Investment Management;
12 Woods Lane                                        President of the Securities
Scarsdale, NY 10583                                  Industry Association ("SIA")
                                                     (securities industry's
                                                     representative in government
                                                     relations and regulatory
                                                     matters at the federal and
                                                     state levels) from 1974 to
                                                     1992; Adviser to SIA from
                                                     November 1992 to November
                                                     1993; Director of Legg Mason,
                                                     Inc.

John P. Rosenthal (67)                Trustee        Senior Vice President of
Burnham Securities Inc.                              Burnham Securities Inc. (a
Burnham Asset Management Corp.                       registered broker-dealer)
1325 Avenue of the Americas                          since 1991; Director, Cancer
17th Floor                                           Treatment Holdings, Inc.
New York, NY  10019



                                        60

                                  Positions Held
Name, Age, and Address (1)        With the Trust       Principal Occupation(s) (2)
-----------------------------     --------------       ---------------------------

William E. Rulon (67)                 Trustee        Retired.  Senior Vice
2980 Bayside Walk                                    President of Foodmaker. Inc.
San Diego, CA 92109                                  (operator and Franchiser of
                                                     Restaurants) until January
                                                     1997; Secretary of Foodmaker,
                                                     Inc. until July 1996.

Richard Russell (54)               Treasurer and     Employee of NB Management
                                Principal Financial  since 1993; Treasurer and
                                  and Accounting     Principal Financial and
                                      Officer        Accounting Officer of two
                                                     other   mutual   funds  for
                                                     which NB Management acts as
                                                     investment    manager    or
                                                     administrator.

Cornelius T. Ryan (68)                Trustee        General Partner of Oxford
Oxford Bioscience Partners                           Partners and Oxford Bioscience
315 Post Road West                                   Partners (venture capital
Westport, CT  06880                                  partnerships) and President of
                                                     Oxford Venture Corporation;
                                                     Director of Capital Cash
                                                     Management Trust (money market
                                                     fund) and Prime Cash Fund.

Tom Decker Seip (50)                  Nominee        General Partner of Seip
30 Ridge Lane                                        Investments LP (a private
Orinda, CA 94563                                     investment partnership);
                                                     Member of the Board of
                                                     Directors of Offroad Capital
                                                     Inc. and E-Finance Corporation
                                                     (pre-public internet commerce
                                                     companies); Trustee of
                                                     Hambrecht and Quist Funds
                                                     Trust; Member of the Board of
                                                     Directors of AmericaOne;
                                                     Senior Executive at the
                                                     Charles Schwab Corporation
                                                     from 1983 to 1999; including
                                                     Chief Executive Officer of
                                                     Charles Schwab Investment
                                                     Management, Inc. and Trustee
                                                     of Schwab Family of Funds and
                                                     Schwab investments from 1997
                                                     to 1998; Executive Vice
                                                     President-Retail Brokerage for
                                                     Charles Schwab Investment
                                                     Management from 1994 to 1997.



                                        61

                                  Positions Held
Name, Age, and Address (1)        With the Trust       Principal Occupation(s) (2)
-----------------------------     --------------       ---------------------------

Gustave H. Shubert (71)               Trustee        Senior Fellow/Corporate
13838 Sunset Boulevard                               Advisor and Advisory Trustee
Pacific Palisades, CA   90272                        of Rand (a non-profit public
                                                     interest research institution)
                                                     since 1989; Honorary Member of
                                                     the Board of Overseers of the
                                                     Institute for Civil Justice,
                                                     the Policy Advisory Committee
                                                     of the Clinical Scholars
                                                     Program at the University of
                                                     California, the American
                                                     Association for the
                                                     Advancement of Science, the
                                                     Counsel on Foreign Relations,
                                                     and the Institute for
                                                     Strategic Studies (London);
                                                     advisor to the Program
                                                     Evaluation and Methodology
                                                     Division of the U.S. General
                                                     Accounting Office; formerly
                                                     Senior Vice President and
                                                     Trustee of Rand.

Candace L. Straight (52)              Trustee        Private investor and
518 Passaic Avenue                                   consultant specializing in the
Bloomfield, NJ 07003                                 insurance industry; Advisory
                                                     Director of Securities Capital
                                                     LLC (a global private equity
                                                     investment firm dedicated to
                                                     making investments in the
                                                     insurance sector); Principal
                                                     of Head & Company, LLC
                                                     (limited liability company
                                                     providing investment banking
                                                     and consulting services to the
                                                     insurance industry) until
                                                     March 1996; Director of Drake
                                                     Holdings (U.K. motor insurer)
                                                     until June 1996.

Daniel J. Sullivan (60)           Vice President     Senior Vice President of NB
                                                     Management since 1992; Vice
                                                     President of two other mutual
                                                     funds for which NB Management
                                                     acts as investment manager or
                                                     administrator.



                                        62

                                  Positions Held
Name, Age, and Address (1)        With the Trust       Principal Occupation(s) (2)
-----------------------------     --------------       ---------------------------

Peter E. Sundman* (40)            Chairman of the    Chairman of the Board, Chief
                                   Board, Chief      Executive Officer, and Trustee
                                 Executive Officer   of the Trust, Neuberger Berman
                                    and Trustee      Income Funds and Advisers
                                                     Managers Trust (since 2000).
                                                     Executive Vice President and
                                                     Principal of Neuberger Berman,
                                                     LLC from 1997 to 1999;
                                                     President and Director of
                                                     NBMI; Executive Vice President
                                                     and Director of Neuberger
                                                     Berman Inc.

Peter P. Trapp (55)                   Trustee        Regional Manager for Atlanta
Ford Motor Credit Company                            Region, Ford Motor Credit
1455 Lincoln Parkway                                 Company since August, 1997;
Atlanta, GA 30346-2209                               prior thereto, President, Ford
                                                     Life Insurance Company, April
                                                     1995 until August 1997.

Celeste Wischerth (39)          Assistant Treasurer  Employee of NB Management;
                                                     Assistant Treasurer since 1996
                                                     of two other mutual funds for
                                                     which NB Management acts as
                                                     investment manager or
                                                     administrator.

--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Managing Directors of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

      The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      The following table sets forth information concerning the compensation of the trustees of the Trust. Neuberger Berman Equity Funds does not have any retirement plan for its trustees.

                             TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 8/31/00

                                                    Total Compensation from
                                  Aggregate       Investment Companies in the
Name and Position With           Compensation          Neuberger Berman
the Trust                       From the Trust   Fund Complex Paid to Trustees
---------                       --------------   -----------------------------

John Cannon                           $                        $
Trustee

Faith Colish                          $                    $_______
Trustee                                               (5 other investment
                                                          companies)

Stanley Egener*                      $ 0                      $ 0
Chairman of the Board, Chief                          (9 other investment
Executive Officer, and                                    companies)
Trustee

Walter G. Ehlers                      $                        $
Trustee

C. Anne Harvey                        $                        $
Trustee

Barry Hirsch                          $                        $
Trustee

Michael M. Kassen                     $                        $
Trustee

Robert A. Kavesh                      $                        $
Trustee

Howard A. Mileaf                      $                        $
Trustee                                               (4 other investment
                                                          companies)

Edward I. O'Brien                     $                        $
Trustee                                               (3 other investment
                                                          companies)

John T. Patterson, Jr.**              $                        $
Trustee
                                                      (4 other investment
                                                          companies)

John P. Rosenthal                     $                        $
Trustee                                               (4 other investment
                                                          companies)

                                                    Total Compensation from
                                  Aggregate       Investment Companies in the
Name and Position With           Compensation          Neuberger Berman
the Trust                       From the Trust   Fund Complex Paid to Trustees
---------                       --------------   -----------------------------

William E. Rulon                      $                        $
Trustee

Cornelius T. Ryan                     $                        $
Trustee                                               (3 other investment
                                                          companies)

Tom Decker Seip                       $                        $
Trustee

Gustave H. Shubert                    $                        $
Trustee                                               (3 other investment
                                                          companies)

Candace L. Straight                   $                        $
Trustee

Peter E. Sundman                      $                        $

Trustee

Peter P. Trapp                        $                        $

Trustee

Lawrence Zicklin*                    $ 0                      $ 0
President and Trustee                                 (5 other investment
                                                          companies)
*Retired, October 27, 1999
**Deceased, ______, 2000

      At ___________, 2000, the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

                    INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

      NB Management serves as the investment manager to all the Funds pursuant to a management agreement with the Trust, dated as of December 15, 2000 ("Management Agreement").

      The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for the Funds' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds, although NB Management has no current plans to pay a material amount of such compensation.

      NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. One director of NB Management (who is also an officer of Neuberger Berman), who also serves as an officer of NB Management, presently serves as a trustee and/or officer of the Trust. See "Trustees and Officers." Each Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

      NB Management provides facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust, dated December 15, 2000 ("Administration Agreement"). For such administrative services, each Fund pays NB Management a fee based on the Fund's average daily net assets, as described below.

      Under the Administration Agreement for each class of shares, NB Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

      From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

MANAGEMENT AND ADMINISTRATION FEES

      For investment management services, each Fund (except Neuberger Berman GENESIS, MILLENNIUM, INTERNATIONAL and TECHNOLOGY Funds) pays NB Management a fee at the annual rate of 0.55% of the first $250 million of that Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. Neuberger Berman GENESIS Fund and Neuberger Berman MILLENNIUM Fund each pay NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million and 0.65% of average daily net assets in excess of $1 billion. Neuberger Berman INTERNATIONAL Fund pays NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million and 0.725% of average daily net assets in excess of $1.5 billion. Neuberger Berman TECHNOLOGY Fund pays NB Management a management fee at an annual rate of 0.85% of average net assets.

      For administrative services, the Investor Class of each Fund pays NB Management a fee at the annual rate of 0.26% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services.

      During the fiscal years ended August 31, 2000, 1999 and 1998, the Investor Class of each Fund accrued management and administration fees as follows:

                                 MANAGEMENT AND ADMINISTRATION FEES
                                      ACCRUED FOR FISCAL YEARS
INVESTOR CLASS                             ENDED AUGUST 31
                           2000               1999                 1998
                           ----               ----                 ----
CENTURY                    $178,122*           N/A                  N/A

FOCUS                   $11,557,516       $10,300,241          $11,017,126

GENESIS                  $7,107,528        $9,893,532          $12,686,644

GUARDIAN                $20,653,505       $28,897,632          $43,073,250

INTERNATIONAL            $1,997,435        $1,307,781          $ 1,503,496

MANHATTAN                $6,751,263        $4,478,397          $ 4,723,225

MILLENNIUM               $2,491,722          $296,853**              N/A

PARTNERS                $17,348,158       $21,997,072          $24,233,862

REGENCY                     $70,259           $11,824***             N/A

SOCIALLY RESPONSIVE        $891,800          $863,071            $ 661,068

TECHNOLOGY                  $55,671****         N/A                  N/A

 *From December 6, 1999 (commencement of operations) to August 31, 2000. ** From October 20, 1998 (commencement of operations) to August 31, 1999. *** From June 1, 1999 (commencement of operations) to August 31, 1999. ****From May 2, 2000 (commencement of operations) to August 31, 2000.

      For administrative services, the Trust and Advisor Class of each Fund each pays NB Management a fee at the annual rate of 0.40% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract some of its responsibilities to that Fund under the Administration Agreement and may compensate each Institution that provides such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by certain of the Funds; see Distribution and Shareholder Services Plan, below.)

      During the fiscal years ended August 31, 2000, 1999 and 1998, the Trust Class of each Fund accrued management and administration fees as follows:

                                 MANAGEMENT AND ADMINISTRATION FEES
                                      ACCRUED FOR FISCAL YEARS
TRUST CLASS                                ENDED AUGUST 31
                           2000                 1999                   1998
                           ----                 ----                   ----
CENTURY                $   13,397*               N/A                    N/A

FOCUS                  $2,139,521           $ 2,063,717            $ 1,953,132

GENESIS                $6,929,724           $ 8,235,517            $ 8,034,410

GUARDIAN               $9,634,906           $12,732,406            $19,092,633

INTERNATIONAL          $   47,831           $    26,186            $     4,582**

MANHATTAN              $  851,534           $   480,941            $   525,466

MILLENNIUM             $  145,269           $    12,525***               N/A

PARTNERS               $5,936,239           $ 7,492,692            $ 6,210,071

REGENCY                $  212,513           $       532****              N/A

SOCIALLY RESPONSIVE    $  250,183           $   183,688             $  111,257

TECHNOLOGY             $    8,453*****           N/A                     N/A

 *From December 6, 1999 (commencement of operations) to August 31, 2000. **From June 29, 1998 (commencement of operations) to August 31, 1998. ***From November 4, 1998 (commencement of operations) to August 31, 1999. **** From June 10, 1999 (commencement of operations) to August 31, 1999. *****From May 1, 2000 (commencement of operations) to August 31, 2000.

      During the fiscal years ended August 31, 2000, 1999 and 1998, the Advisor Class of each Fund accrued management and administration fees as follows:

                                 MANAGEMENT AND ADMINISTRATION FEES
                                      ACCRUED FOR FISCAL YEARS
ADVISOR CLASS                              ENDED AUGUST 31
                           2000               1999                 1998
                           ----               ----                 ----

FOCUS                     $47,736           $13,659              $2,762

GENESIS                  $973,066          $643,622              $89,788

GUARDIAN                 $219,188          $201,255             $141,953

MANHATTAN                 $34,543            $4,849              $1, 954

MILLENNIUM                   $940*            N/A                  N/A

PARTNERS                 $489,344          $516,328             $170,854

      *Period from January 26, 2000 (commencement of operations) to August 31, 2000.

      For administrative services, the Institutional Class of GENESIS Fund pays NB Management a fee at the annual rate of 0.15% of that Fund's average daily net assets, plus out-of-pocket expenses for technology used for shareholder servicing. In most years, these out-of-pocket expenses are expected to be a fraction of a basis point. During the fiscal year ended August 31, 2000 the Institutional Class of GENESIS Fund accrued $1,882,659 in management and administration fees.

WAIVERS AND REIMBURSEMENTS

From May 1, 1995 to December 14, 1997, NB Management voluntarily waived a portion of the management fee borne by Neuberger Berman GENESIS Fund to reduce the fee by 0.10% per annum of the average daily net assets of that Fund.

                        PORTION OF MANAGEMENT FEE WAIVED

GENESIS Fund                   For Period Ended          For Fiscal Year Ended
                               December 14, 1997            August 31, 1997
                               -----------------            ---------------

Investor Class                     $295,705                    $385,721

Trust Class                        $157,077                    $153,513

Advisor Class                        $165                         $94

INVESTOR CLASS

      Until December 31, 1997, NB Management had voluntarily undertaken to reimburse the Investor Class of Neuberger Berman SOCIALLY RESPONSIVE Fund for its total operating expenses which exceeded 1.50% per annum of the SOCIALLY
RESPONSIVE Investor Class' average daily net assets. SOCIALLY RESPONSIVE Investor Class had in turn agreed to repay NB Management through March 14, 1998 for the excess total operating expenses that NB Management reimbursed to it through March 14, 1996, so long as the Class' total operating expenses during that period do not exceed the above expense limitation. During the fiscal year ended August 31, 1997, SOCIALLY RESPONSIVE Investor Class repaid NB Management $131,041 of expenses that NB Management reimbursed to the Fund through March 14, 1996. As of August 31, 1998, SOCIALLY RESPONSIVE Investor Class has repaid NB Management for all such expenses.

      NB Management has voluntarily undertaken to reimburse the Investor Class of Neuberger Berman INTERNATIONAL Fund for its total operating expenses that exceed 1.70% per annum of the Fund's average daily net assets. NB Management did not reimburse the INTERNATIONAL Fund Investor Class pursuant to this arrangement during the last three fiscal years.

      INTERNATIONAL Fund Investor Class has in turn agreed to repay NB Management through December 31, 1998 for excess total operating expenses that NB Management reimbursed to it through December 31, 1996, so long as the its total operating expenses do not exceed the above expense limitation. NB Management may terminate this undertaking by giving at least sixty days' prior written notice to INTERNATIONAL Fund Investor Class. During the fiscal years ended August 31, 1999 and 1998, INTERNATIONAL Fund Investor Class repaid NB Management $20,095 and $126,741, respectively, of expenses that NB Management reimbursed to it through December 31, 1996.


      NB Management has voluntarily undertaken to reimburse the Investor Class of Neuberger Berman MILLENNIUM Fund for its total operating expenses which exceed 1.75% of the Fund's average daily net assets. MILLENNIUM Fund Investor Class has in turn agreed to repay NB Management through December 31, 2000, for the excess Total Operating Expenses that NB Management reimbursed to it through December 31, 1999, so long as the Class' Total Operating Expenses do not exceed the above expense limitation. This undertaking can be terminated by NB Management by giving MILLENNIUM Fund Investor Class at least 60 days' prior written notice. During the fiscal year ended August 31, 1999, NB Management reimbursed MILLENNIUM Fund Investor Class $102,478. As of the fiscal year ended August 31, 2000, MILLENNIUM Fund Investor Class has repaid NB Management $102,478.

      NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman REGENCY Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.50% per annum of the Fund's average daily net assets. This undertaking lasts until December 31, 2010. The REGENCY Fund Investor Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.50% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense. During the fiscal years ended August 31, 2000 and 1999 NB Management reimbursed REGENCY Fund Investor Class $62,715 and $100,634, respectively.

      NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman CENTURY Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.50% per annum of its average daily net assets. This undertaking lasts until December 31, 2010. CENTURY Fund Investor Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.50% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense. During the fiscal year ended August 31, 2000, NB Management reimbursed CENTURY Fund Investor Class $56,499.

      NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman TECHNOLOGY Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 2.00% per annum of its average daily net assets. This undertaking lasts until December 31, 2010. TECHNOLOGY Fund Investor Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 2.00% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense. During the fiscal year ended August 31, 2000, NB Management reimbursed TECHNOLOGY Fund Investor Class $96,162.

TRUST CLASS

      NB Management has voluntarily undertaken to reimburse the Trust Class of each of Neuberger Berman FOCUS Fund and Neuberger Berman SOCIALLY RESPONSIVE Fund for its total operating expenses so that each Trust Class' expense ratio per annum will not exceed the expense ratio of the corresponding Investor Class of the Fund by more than 0.20% of the Trust Class' average daily net assets. Similarly, NB Management has voluntarily undertaken to reimburse the Trust Class each of Neuberger Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman PARTNERS Fund, and Neuberger Berman INTERNATIONAL Fund for its total operating expenses so that each Trust Class' expense ratio per annum will not exceed the expense ratio of the corresponding Investor Class of the Fund by more than 0.10% of the Trust Class' average daily net assets, but in the case of INTERNATIONAL Fund Trust Class, not to exceed 1.70%. Each undertaking can be terminated by NB Management by giving a Fund at least 60 days' prior written notice.

      NB Management has also voluntarily undertaken to reimburse the Trust Class of Neuberger Berman MILLENNIUM Fund through December 31, 2010 so that MILLENNIUM Fund Trust Class' expense ratio per annum will not exceed 1.75% of the Class' average daily net assets. MILLENNIUM Fund Trust Class has in turn agreed to repay NB Management through December 31, 2000, for the excess total annual operating expenses that NB Management reimbursed to the Class through December 31, 1999, so long as the MILLENNIUM Fund Trust Class' Total Operating Expenses do not exceed the above expense limitation.

      NB Management has agreed to reimburse certain expenses of the Trust Class of each of Neuberger Berman REGENCY Fund and Neuberger Berman CENTURY Fund through December 31, 2010, so that the total annual operating expenses of each Trust Class are limited to 1.50% of average net assets, or, in the case of Neuberger Berman REGENCY Fund, to not more than 0.20% above the total annual operating expenses the corresponding Investor Class, whichever is less. REGENCY Fund and CENTURY Fund Trust Class each has in turn agreed to repay NB Management for expenses reimbursed to that Class, provided that repayment does not cause the Class' total annual operating expenses to exceed 1.50% of its average net assets and the repayment is made within three years of the year in which NB Management incurred the expense.

      NB Management has agreed to reimburse the Trust Class of Neuberger Berman TECHNOLOGY Fund through December 31, 2003, for its total operating expenses which exceed, in the aggregate, 2.00% per annum of the Class' average daily net assets. TECHNOLOGY Fund Trust Class has in turn agreed to repay NB Management through December 31, 2006, for the excess expenses paid by NB Management, provided that repayment does not cause the Class' total operating expenses to exceed 2.00% per annum of its average net assets and the repayment is made within three years of the year in which NB Management incurred the expense.


                                     Amount of Total Operating Expenses
Trust Class                             Reimbursed by NB Management
                                      for Fiscal Years Ended August 31

Fund                        2000         1999                1998
----                        ----         ----                ----

CENTURY                     $85,719*       N/A                 N/A

FOCUS                       $29,362      $58,587             $67,257

GENESIS                          $0           $0                  $0

GUARDIAN                          $0             $0                  $0

INTERNATIONAL               $103,947        $89,443             $15,821**

MANHATTAN                    $55,928        $37,105             $59,281

MILLENNIUM                   $42,558       $115,640***            N/A

PARTNERS                          $0             $0             $45,387

REGENCY                      $55,331        $72,144****           N/A

SOCIALLY RESPONSIVE         $115,370       $101,048            $100,537

TECHNOLOGY                   $86,351*****      N/A                N/A

*From December 6, 1999 (commencement of operations) to August 31, 2000. **From June 29, 1998 (commencement of operations) to August 31, 1998.
*** From November 4, 1998 (commencement of operations) to August 31, 1999. ****From June 10, 1999 (commencement of operations) to August 31, 1999. *****From May 1, 2000 (commencement of operations) to August 31, 2000.

ADVISOR CLASS

      Until December 31, 2010, NB Management has agreed to reimburse the Advisor Class of each Fund (except Neuberger Berman MILLENNIUM Fund) for its total operating expenses which exceed 1.50% per annum of the Advisor Class' average net assets (excluding interest, taxes, brokerage commissions and extraordinary expenses).

      NB Management has contractually agreed to reimburse certain expenses of the Advisor Class of Neuberger Berman MILLENNIUM Fund through December 31, 2010 so that the total annual operating expenses of MILLENNIUM Fund Advisor Class are limited to 1.75% of average net assets (excluding interest, taxes, brokerage commissions, and extraordinary expenses).

        The table below shows the amounts reimbursed by NB Management pursuant to these arrangements:


                       Amount of Total Operating Expenses
                           Reimbursed by NB Management
Advisor Class                  for Fiscal Years Ended August 31

Fund                   2000                  1999                  1998
----                   ----                  ----                  ----

FOCUS                $75,274                $85,679               $82,521

GENESIS              $73,105                $73,117               $72,484

GUARDIAN                  $0                $13,221               $21,582

MANHATTAN            $78,337                $96,084               $85,971

MILLENNIUM            $74,383*                  N/A                   N/A

PARTNERS                   $0                   $0                 $10,825

*/Period from December 6, 1999 (commencement of operations) to August 31, 2000.

INSTITUTIONAL CLASS

      NB Management has contractually undertaken to reimburse GENESIS Fund Institutional Class for its total operating expenses (other than interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 0.85% of GENESIS Fund Institutional Class' average daily net assets. This undertaking lasts until December 31, 2010. During the fiscal years ended August 31, 2000 and 1999, the amount of total operating expenses reimbursed by NB Management amounted to $263,954 and $118,939, respectively.

      The Management Agreement continues until August 2, 2001. The Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues until August 2, 2001. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

      The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

      NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Fund pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement").

      The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

      The Sub-Advisory Agreement continues until August 2, 2001 and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

      Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

      As of  September 30,  2000,  the  investment  companies  managed by NB
Management  had  aggregate  net  assets  of  approximately   $____  billion.  NB
Management currently serves as investment manager of the following investment companies:

                                                                Approximate
                                                                Net Assets at
Name                                                          September 30, 2000
----                                                          ------------------

Neuberger Berman Cash Reserves Fund .............................$1,032,588,729


Neuberger Berman Government Money Fund...........................$  298,740,903


Neuberger Berman High Yield Bond Fund............................$   13,069,861


Neuberger Berman Institutional Cash Fund.........................$  614,137,910


Neuberger Berman Limited Maturity Bond Fund......................$  209,756,532


Neuberger Berman Municipal Money Fund............................$  249,825,527


Neuberger Berman Municipal Securities Fund.......................$   28,921,420


Neuberger Berman Century Fund....................................$   40,811,096


Neuberger Berman Focus Fund......................................$2,281,128,330

Neuberger Berman Genesis Fund....................................$1,864,536,230


Neuberger Berman Guardian Fund.................................. $3,600,872,105


Neuberger Berman International Fund..............................$  162,589,812


Neuberger Berman Manhattan Fund..................................$1,297,716,998


Neuberger Berman Millennium Fund.................................$  291,746,557


Neuberger Berman Partners Fund...................................$2,720,153,662


Neuberger Berman Regency Fund....................................$   36,891,774


Neuberger Berman Socially Responsive Fund........................$  128,352,668


Neuberger Berman Technology Fund.................................$   26,696,757


Advisers Management Trust........................................$3,027,542,991


      The investment decisions concerning the Funds and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Funds, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODES OF ETHICS

      The Funds, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to a Fund.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN

      The directors and officers of NB Management, who are deemed "control persons," all of whom have offices at the same address as NB Management, are Richard A. Cantor, Director; Robert Matza, Director; Theodore P. Giuliano, Director and Vice President; Michael M. Kassen, Director and Chairman; Barbara Katersky, Senior Vice President; Daniel J. Sullivan, Senior Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; and Lawrence Zicklin, Director.

      The directors and officers of Neuberger Berman, who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Administrative Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Robert Akeson, Senior Vice President; Salvatore A. Buonocore, Senior Vice President; Seth J. Finkel, Senior Vice President; Robert Firth, Senior Vice President; Brian Gaffney, Senior Vice President; Brian E. Hahn, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph K. Herlihy, Senior Vice President and Treasurer; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice President; Peter
B. Phelan, Senior Vice President; Robert H. Splan, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Marvin C. Schwartz, Managing Director.



      Mr. Sundman and Mr. Kassen are trustees and officers of the Trust. Mr. Sullivan is an officer of the Trust.

      Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman.

                            DISTRIBUTION ARRANGEMENTS

      Each Fund offers two classes of shares, known as Investor Class and Trust Class shares. Each Fund (except Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman REGENCY, and Neuberger Berman TECHNOLOGY Funds) also offer a third class of shares, known as Advisor Class shares. Neuberger Berman GENESIS Fund offers a fourth class of shares, known as Institutional Class shares.

DISTRIBUTOR

      NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Investor Class, Trust Class and Institutional Class shares are offered on a no-load basis. Trust Class, Advisor Class, and Institutional Class are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.

      In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Investor Class and Institutional shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of each Fund's Advisor Class and Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

      For each Funds' Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

      From  time to time,  for the  Trust  Class  and  Institutional  Class,  NB
Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to the Investor Class, and a Distribution and Shareholder Services Agreement with respect to the Advisor Class and each fund of the Trust Class (except the Trust Class of Neuberger Berman MANHATTAN

Fund and Neuberger Berman INTERNATIONAL Fund) ("Distribution Agreements"). The Distribution Agreements continue until August 2, 2001. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (Trust Class Only)

      The Plan provides that the Trust Class of Neuberger Berman CENTURY, Neuberger Berman FOCUS, Neuberger Berman GENESIS, Neuberger Berman GUARDIAN, Neuberger Berman MILLENNIUM, Neuberger Berman PARTNERS, Neuberger Berman REGENCY, Neuberger Berman SOCIALLY RESPONSIVE and Neuberger Berman TECHNOLOGY Fund will compensate NB Management for administrative and other services provided to the Trust Class of those Funds, its activities and expenses related to the sale and distribution of Trust Class shares, and ongoing services to investors in the Trust Class of those Funds. Under the Plan, NB Management receives from the Trust Class of each Fund a fee at the annual rate of 0.10% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Trust Class shares and/or provide services to the Trust Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Trust Class of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust Class's plan complies with these rules.

      The table below sets forth the amount of fees accrued for the funds indicated below:

           Period Ended August 31,
Fund                 2000
----                 ----

CENTURY              $  1,427

FOCUS                $182,837

GENESIS              $      0

GUARDIAN             $      0

MILLENNIUM           $  8,733

PARTNERS             $      0

REGENCY              $ 21,728

SOCIALLY RESPONSIVE  $ 19,668

TECHNOLOGY           $    682*


* From May 1, 2000 (commencement of operations) to August 31, 2000.




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

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (Advisor Class Only)

      The Plan provides that the Advisor Class of each Fund will compensate NB Management for administrative and other services provided to the Advisor Class of the Funds, its activities and expenses related to the sale and distribution of Advisor Class shares, and ongoing services to investors in the Advisor Class of the Funds. Under the Plan, NB Management receives from the Advisor Class of each Fund a fee at the annual rate of 0.25% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Fund shares and/or provide services to the Advisor Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Advisor Class of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Advisor Class's plan complies with these rules.

      The table below sets forth the amount of fees accrued for the funds indicated below:

                                      Period Ended August 31,
Fund                 2000                1999                1998
----                 ----                ----                ----

FOCUS                $ 13,494            $3,488              $471

GENESIS              $215,959            $141,456            $20,147

GUARDIAN             $ 64,380            $59,598             $42,298

MANHATTAN            $  9,148            $1,011              $213

MILLENNIUM           $    184            $47                 N/A

PARTNERS             $142,627            $151,403            $50,214


      Each Plan requires that NBMI provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

      Prior to approving the Plans, the Fund Trustees considered various factors relating to the implementation of each Plan and determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. To the extent the Plans allow the Funds to penetrate markets to which they would not otherwise have access, the Plans may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

      The Plans continue until August 2, 2001. The Plans are renewable thereafter from year to year with respect to each Fund, so long as its


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

continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Trust's plans pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. The Plan is terminable with respect to a class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

                         ADDITIONAL PURCHASE INFORMATION

      SHARE PRICES AND NET ASSET VALUE (All Classes)

      Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

      Each Fund (except Neuberger Berman INTERNATIONAL Fund) values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. These Funds value all other securities and assets, including restricted securities, by a method that the trustees of the Trust believe accurately reflects fair value.

      Neuberger Berman INTERNATIONAL Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of the Trust believe accurately reflects fair value.

      Neuberger Berman INTERNATIONAL Funds' securities are traded primarily in foreign markets which may be open on days when the NYSE is closed. As a result,


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

the NAV of Neuberger Berman INTERNATIONAL Fund may be significantly affected on days when shareholders have no access to that Fund.

      If NB Management believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the trustees of the Trust believe accurately reflects fair value.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING

      Each Funds' Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. An Investor Class shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

      Automatic investing enables an Investor Class shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, an Investor Class shareholder's average cost of Fund shares generally would be lower than if the Investor Class shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

      As more fully set forth in the section of the Prospectus entitled "Maintaining Your Account," each funds' Investor Class shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in Investor Class shares of one or more of the other Funds or the Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met. An Institution may exchange any Fund's Advisor Class, Trust Class or Institutional Class shares for shares of one or more of the other Neuberger Berman Funds, if made available through that Institution.

EQUITY FUNDS

   Neuberger Berman Century Fund  Invests    mainly   in   common    stocks   of
                                  large-capitalization companies. The manager seeks to buy companies with strong earnings growth and the potential for higher earnings, priced at attractive levels relative to their growth rates.

   Neuberger Berman Focus Fund    Invests  principally in common stocks selected
                                  from 13 multi-industry sectors of the economy.
                                  To  maximize   potential   return,   the  Fund
                                  normally makes at least 90% of its investments
                                  in not more than six  sectors  of the  economy
                                  believed   by   the   Fund   managers   to  be
                                  undervalued.

   Neuberger Berman Genesis Fund  Invests  primarily in stocks of companies with small market capitalizations (up to $1.5 billion at the time of the Fund's investment). Fund managers seek to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices.

   Neuberger Berman Guardian Fund A  growth   and  income   fund  that   invests
                                  primarily in stocks of established, high-quality companies that are not well followed on Wall Street or are temporarily out of favor.

   Neuberger Berman               Seeks   long-term   capital   appreciation  by
   International Fund             investing  primarily in foreign  stocks of any
                                  capitalization, both in developed economies and in emerging markets. Fund manager seeks undervalued companies in countries with strong potential for growth.

   Neuberger Berman Manhattan     Invests  in  securities  believed  to have the
   Fund                           maximum Fund  potential for long-term  capital
                                  appreciation.  Fund  managers  seek  stocks of
                                  companies   that  are  projected  to  grow  at
                                  above-average rates and that appear to the managers poised for a period of accelerated earnings.

   Neuberger Berman Millennium    Seeks long-term growth of capital by investing
   Fund                           primarily     in     common      stocks     of
                                  small-capitalization   companies,   which   it
                                  defines as those with a total  market value of
                                  no  more  than  $1.5  billion  at the  time of
                                  initial investment.  The Fund co-managers take
                                  a growth approach to stock selection,  looking
                                  for   new   companies    that   are   in   the
                                  developmental stage as well as older companies
                                  that  appear  poised  to grow  because  of new
                                  products,  markets or  management.  Factors in
                                  identifying  these firms may include financial
                                  strength,   a  strong  position   relative  to
                                  competitors   and  a  stock   price   that  is
                                  reasonable relative to its growth rate.

   Neuberger Berman               Seeks capital  growth through an approach that
   Partners Fund                  is   intended   to   increase   capital   with
                                  reasonable   risk.   Fund   managers  look  at
                                  fundamentals, focusing particularly on cash flow, return on capital, and asset values.



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

   Neuberger Berman               Seeks long-term growth of capital by investing
   Regency Fund                   primarily     in     common      stocks     of
                                  mid-capitalization companies which the manager believes have solid fundamentals.

   Neuberger Berman               Seeks   long-term   capital   appreciation  by
   Socially Responsive Fund       investing in common  stocks of companies  that
                                  meet both financial and social criteria.


   Neuberger Berman               Seeks long-term growth of capital by investing
   Technology Fund                primarily in common stocks of companies of any
                                  capitalization  size substantially  engaged in
                                  offering,   using  or   developing   products,
                                  processes  or  services  that  provide or that
                                  benefit   significantly   from   technological
                                  advances.  Fund  managers  seek new  companies
                                  that are in the developmental stage as well as
                                  older  companies  that  appear  poised to grow
                                  because  of  new   products,   technology   or
                                  management.

INCOME FUNDS

Neuberger Berman                  A U.S.  Government  money  market fund seeking
Government Money Fund             maximum  safety and  liquidity and the highest
                                  available current income. The Fund invests only in U.S. Treasury obligations and other money market instruments backed by the full faith and credit of the United States. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger  Berman                 A  money   market  fund  seeking  the  highest
Cash Reserves                     current  income  consistent  with  safety  and
                                  liquidity. The Fund invests in high-quality money market instruments. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman                  Seeks the highest  current  income  consistent
Limited Maturity Bond Fund        with low risk to principal and liquidity  and,
                                  secondarily, total return. The Fund invests in debt securities, primarily investment grade;
                                  maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of four years.


Neuberger Berman                  In  seeking  its  objective  of  high  current
High Yield Bond Fund              income and,  secondarily,  capital growth, the
                                  fund  invests  primarily in  lower-rated  debt
                                  securities,    and   in    investment    grade
                                  income-producing and non-income producing debt and equity securities.

MUNICIPAL FUNDS

Neuberger Berman                   A  money  market  fund  seeking  the  maximum
Municipal Money Fund               current  income  exempt from  federal  income
                                   tax,  consistent  with safety and  liquidity.
                                   The Fund invests in high-quality, short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman Municipal         Seeks high current tax-exempt income with low
Securities Trust                   risk to principal, limited price fluctuation,
                                   and liquidity and, secondarily, total return.
                                   The  Fund   invests   in   investment   grade
                                   municipal    securities.    Maximum   average
                                   duration of 10 years.

      */ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

      Any Fund described herein, and any of the Income or Municipal Funds, may terminate or modify its exchange privilege in the future.

      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

      There can be no assurance that Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, or Neuberger Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

      Each Fund may terminate or modify its exchange privilege in the future. Before effecting an exchange, shareholders should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

      The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

      Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. Each Fund except Technology Fund may pay in kind only those requests for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      Each class of each Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses attributable to the class), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Fund. A Fund's net investment income consists of all income accrued on Fund assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Fund's NAV until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

      For each Fund, dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December, except that Neuberger Berman GUARDIAN Fund distributes substantially all of its share of Neuberger Berman GUARDIAN Fund's net investment income (after deducting expenses incurred directly by Neuberger Berman GUARDIAN Fund), if any, near the end of each calendar quarter.

      Each Funds' dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

      A cash election with respect to any Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at its NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS (All Classes)

      To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.



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

      Distributions to a Fund (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Fund before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Fund and includes a disproportionate share of any unrealized receivables held by the Fund, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain or loss may be recognized on a distribution to a Fund that contributed property to a Fund (that is, all Funds other than Neuberger Berman SOCIALLY RESPONSIVE, Neuberger Berman MILLENNIUM, Neuberger Berman REGENCY, and Neuberger Berman INTERNATIONAL Funds).

      Dividends and interest received by a Fund, and gains realized by a Fund, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      If more than 50% of the value of Neuberger Berman INTERNATIONAL Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to the Fund's share of any foreign taxes paid by the Fund ("Fund's foreign taxes"). Pursuant to the election, Neuberger Berman INTERNATIONAL Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, his or her share of those taxes,
(2) treat his or her share of those taxes and of any dividend paid by the Fund that represents its share of the Fund's income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. Neuberger Berman INTERNATIONAL Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account its share of the Fund's income) from sources within foreign countries and U.S. possessions if it makes this election. Individual shareholders of the Fund who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

      A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Fund on the stock or of any gain on the Fund's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

      If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Fund's pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      A holder of stock in any PFIC may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      The Funds' use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Funds realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.

      Exchange-traded futures contracts and certain forward contracts subject to section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends that Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

      If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      Each of Neuberger Berman CENTURY, Neuberger Berman MILLENNIUM, Neuberger Berman PARTNERS, Neuberger Berman REGENCY, and Neuberger Berman SOCIALLY RESPONSIVE Funds may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, each such Fund must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each such Fund annually must distribute substantially all of its investment company taxable income (including its share of accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, such a Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of that Fund's securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Each Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions payable to such shareholders who otherwise are subject to backup withholding.

      As described in "Maintaining Your Account" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.

                                FUND TRANSACTIONS

      Neuberger Berman acts as principal broker for each Fund (except Neuberger Berman INTERNATIONAL Fund) in the purchase and sale of its Fund securities (other than certain securities traded on the OTC market). Neuberger Berman may act as broker for Neuberger Berman INTERNATIONAL Fund. A substantial portion of the Fund transactions of Neuberger Berman GENESIS, Neuberger Berman MILLENNIUM and Neuberger Berman TECHNOLOGY Funds involves securities traded on the OTC market; those Funds purchase and sell OTC securities in principal transactions with dealers who are the principal market makers for such securities. In effecting securities transactions, each Fund seeks to obtain the best price and execution of orders.

      During the fiscal year ended August 31, 1998, Neuberger Berman MANHATTAN Fund paid brokerage commissions of $1, 132, 309, of which $546,227 was paid to Neuberger Berman. During the fiscal year ended August 31, 1999, Neuberger Berman MANHATTAN Fund paid brokerage commissions of $1,155,067, of which $495,351 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 2000, Neuberger Berman MANHATTAN Fund paid brokerage commissions of $798,617, of which $198,979, was paid to Neuberger Berman.(8) Transactions in which that Fund used Neuberger Berman as broker comprised 26.68 of the aggregate dollar amount of transactions involving the payment of commissions, and 24.92% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2000. 95.66% of the $599,639 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $471,063,420 was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2000, that Fund acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): ________________________________; at that date, that Fund held the  securities  of its  Regular  B/Ds  with  an  aggregate  value  as  follows:
_______________________.

      During the fiscal year ended August 31, 1998, Neuberger Berman GENESIS Fund paid brokerage commissions of $2,419,159, of which $1,159,143 was paid to Neuberger Berman. During the fiscal year ended August 31, 1999, Neuberger Berman GENESIS Fund paid brokerage commissions of $2,150,168, of which $1,034,712 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 2000, Neuberger Berman GENESIS Fund paid brokerage commissions of $1,645,632, of which $680,912 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 43.44% of the aggregate dollar amount of transactions involving the payment of commissions, and 41.38% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2000. 95.62% of the $964,721 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $498,523,823 was directed to those brokers because of research services they provided. During the fiscal year

-------------
(8) Until December 15, 2000, each of the Funds was a feeder fund in a master-feeder structure. The amounts described in this section as having been paid by each Fund were actually paid by its corresponding master fund.

ended August 31, 2000, that Fund acquired securities of the following of its Regular B/Ds: ______________________; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows:
________________________.

      During the fiscal year ended August 31, 1998, Neuberger Berman FOCUS Fund paid brokerage commissions of $2,051,007, of which $998,930 was paid to Neuberger Berman. During the fiscal year ended August 31, 1999, Neuberger Berman FOCUS Fund paid brokerage commissions of $1,972,390, of which $983,860 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 2000, Neuberger Berman FOCUS Fund paid brokerage commissions of $1,669,792, of which $894,851 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 54.97% of the aggregate dollar amount of transactions involving the payment of commissions, and 53.59% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2000. 87.75% of the $774,941 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $477,161,556 was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2000, that Fund acquired securities of the following of its Regular B/Ds: _______________________; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows:
____________________.

      During the fiscal year ended August 31, 1998, Neuberger Berman GUARDIAN Fund paid brokerage commissions of $11,558,523, of which $5,733,976 was paid to Neuberger Berman. During the fiscal year ended August 31, 1999, Neuberger Berman GUARDIAN Fund paid brokerage commissions of $10,793,418, of which $3,975,341 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 2000, Neuberger Berman GUARDIAN Fund paid brokerage commissions of $9,118,606, of which $5,140,444 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 59.95% of the aggregate dollar amount of transactions involving the payment of commissions, and 56.37% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2000. 80.90% of the $3,978,162 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $2,950,900,646 was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2000, that Fund acquired securities of the following of its Regular B/Ds: ___________________________; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows:
______________________________.

      During the fiscal year ended August 31, 1998, Neuberger Berman PARTNERS Fund paid brokerage commissions of $10,028,713, of which $6,281,978 was paid to Neuberger Berman. During the fiscal year ended August 31, 1999, Neuberger Berman PARTNERS Fund paid brokerage commissions of $14,228,430, of which $7,694,359 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 2000, Neuberger Berman PARTNERS Fund paid brokerage commissions of $7,100,372 of which $3,901,435 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 54.59% of the aggregate dollar amount of transactions involving the payment of commissions, and 54.95% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2000. 88.32% of the $3,198,937 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $2,737,466,904 was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2000, that Fund acquired securities of the following of its Regular B/Ds: __________________________; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows:
_______________________.

      During the fiscal year ended August 31, 1998, Neuberger Berman SOCIALLY RESPONSIVE Fund paid brokerage commissions of $401,601, of which $296,353 was paid to Neuberger Berman. During the fiscal year ended August 31, 1999,
Neuberger Berman SOCIALLY RESPONSIVE Fund paid brokerage commissions of $485,040, of which $329,666 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 2000, Neuberger Berman SOCIALLY RESPONSIVE Fund paid brokerage commissions of $372,434, of which $261,387 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 67.16% of the aggregate dollar amount of transactions involving the payment of commissions, and 70.18% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2000. 100.00% of the $111,046 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $81,582,172 was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2000, that Fund acquired securities of the following of its Regular B/Ds: __________________________; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: ___________________.

      During the fiscal year ended August 31, 1998, Neuberger Berman INTERNATIONAL Fund paid brokerage commissions of $345,192, of which $3,435 was paid to Neuberger Berman. During the fiscal year ended August 31, 1999, Neuberger Berman INTERNATIONAL Fund paid brokerage commissions of $717,448, of which $5,632 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 2000, Neuberger Berman INTERNATIONAL Fund paid brokerage commissions of $590,623, of which $0 was paid to Neuberger Berman. Transactions in which the Fund used Neuberger Berman as broker comprised 0.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.00% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2000. 92.28% of the $590,623 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $254,605,508 was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2000, that Fund acquired securities of the following of its Regular B/Ds: _____________________________; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows:
___________________.

      During the fiscal year ended August 31, 1999, Neuberger Berman MILLENNIUM Fund paid brokerage commissions of $50,656, of which $28,188 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 2000, Neuberger Berman Millennium Fund paid brokerage commissions of $138,337, of which $57,703 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 41.52% of the aggregate dollar amount of transactions involving the payment of commissions, and 41.71% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2000. 98.13% of the $80,635 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $47,127,362 was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Fund acquired securities of the following of its Regular B/Ds: ___________________________; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows:
_________________________.

      During the fiscal year ended August 31, 1999, Neuberger Berman REGENCY Fund paid brokerage commissions of $17,045, of which $15,488 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 2000, Neuberger Berman REGENCY Fund paid brokerage commissions of $192,261, of which $88,526 was paid to
Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 48.41% of the aggregate dollar amount of transactions involving the payment of commissions, and 46.04% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2000. 96.24% of the $103,735 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $55,419,227 was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2000, that Fund acquired securities of the following of its Regular B/Ds: __________________________; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows:
______________________.

      During the fiscal year ended August 31, 2000, Neuberger Berman CENTURY Fund paid brokerage commissions of $28,952 of which $20,706 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 74.57% of the aggregate dollar amount of transactions involving the payment of commissions, and 71.52% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2000. 94.98% of the $8,246 paid to other brokers by that Fund, during that fiscal year (representing commissions on transactions involving approximately $9,586,941) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2000, that Fund acquired securities of the following of its Regular B/Ds: ________________________________, at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows:___________________________.

      During the fiscal year ended August 31, 2000, Neuberger Berman TECHNOLOGY Fund paid brokerage commissions of $2,849 of which $2,230 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 78.12% of the aggregate dollar amount of transactions involving the payment of commissions, and 78.29% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2000. 99.03% of the $619 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $904,261) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2000, that Fund acquired securities of the following of its Regular B/Ds: ________________________________, at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows:___________________________.


      Insofar as Fund transactions of Neuberger Berman PARTNERS Fund result from active management of equity securities, and insofar as Fund transactions of Neuberger Berman MANHATTAN Fund result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Funds to brokers (including
Neuberger Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

      Fund securities may, from time to time, be loaned by a Fund to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from a Fund in order to re-lend them to others, Neuberger Berman may be required to pay that Fund, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that a Fund has indicated a willingness to lend, Neuberger Berman must borrow such security from that Fund, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Fund. If, in any month, a

Fund's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse that Fund for such loss.

      A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to securities loans by the Funds. The following information reflects interest income earned by the Funds from the cash collateralization of securities loans through Neuberger Berman during the fiscal year ended 1998. As reflected below, Neuberger Berman received a portion of the interest income from the cash collateral.

                          Interest Income from
                          Collateralization of      Amount Paid to
Name of Fund                Securities Loans       Neuberger Berman
------------                ----------------       ----------------

Neuberger Berman
MANHATTAN Fund                  $ 469,745              $ 212,611
-----------------------------------------------------------------------
Neuberger Berman
GENESIS Fund                    $ 285,737              $ 152,375
-----------------------------------------------------------------------
Neuberger Berman
GUARDIAN Fund                  $1,355,093             $1,035,708
-----------------------------------------------------------------------
Neuberger Berman
FOCUS Fund                      $ 139,877              $ 101,879
-----------------------------------------------------------------------
Neuberger Berman
PARTNERS Fund                   $ 280,193              $ 141,707
-----------------------------------------------------------------------
Neuberger Berman
SOCIALLY RESPONSIVE Fund        $ 20,023               $ 10,803
-----------------------------------------------------------------------
Neuberger Berman
INTERNATIONAL Fund              $ 31,250                  $ 0


      In effecting securities transactions, each Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Fund plans to continue to use Neuberger Berman as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Funds' knowledge, no affiliate of any Fund receives give-ups or reciprocal business in connection with their securities transactions.

      The use of Neuberger Berman as a broker for each Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by a Fund to Neuberger Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each

Fund's policy that the commissions paid to Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Fund Trustees not to be comparable to the Fund. The Funds do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of Fund securities from, or the sale of Fund securities to, a Fund unless an appropriate exemption is available.

      A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Funds and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

      To ensure that accounts of all investment clients, including a Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

      Under policies adopted by the Board of Trustees, Neuberger Berman may enter into agency cross-trades on behalf of a Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Fund cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman reviews information about each agency cross-trade that the Funds participate in.

      Each Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

      A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of some of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

      The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Funds by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting Fund transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting Fund transactions on behalf of the Managed Accounts may be used for the Funds' benefit.

      Kent C. Simons; Kevin L. Risen and Allan R. White III; Judith M. Vale and Robert W. D'Alelio; Valerie Chang and Benjamin E. Segal; Jennifer K. Silver and Brooke A. Cobb; Michael F. Malouf and Jennifer K. Silver; S. Basu Mullick; Robert I. Gendelman; Janet W. Prindle; and Brooke A. Cobb, each of whom is a Vice President of NB Management and a Managing Director of Neuberger Berman, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment Funds of Neuberger Berman FOCUS, Neuberger Berman GUARDIAN, Neuberger Berman GENESIS, Neuberger Berman INTERNATIONAL, Neuberger Berman MANHATTAN, Neuberger Berman MILLENNIUM, Neuberger Berman PARTNERS, Neuberger Berman REGENCY, Neuberger Berman SOCIALLY RESPONSIVE and Neuberger Berman CENTURY Funds, respectively. Each of them has full authority to take action with respect to Fund transactions and may or may not consult with other personnel of NB Management prior to taking such action. If Ms. Prindle is unavailable to perform her responsibilities, Robert Ladd and/or Ingrid Saukaitis, each of whom is a Vice President of NB Management, will assume responsibility for the Fund of Neuberger Berman SOCIALLY RESPONSIVE Fund.

PORTFOLIO TURNOVER

      A Fund's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

                             REPORTS TO SHAREHOLDERS

      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors or independent accountants for the Fund. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUNDS

      Each Fund is a separate ongoing series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eleven separate operating series. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds," and the term "Neuberger Berman" in each Fund's name (except Neuberger Berman CENTURY, Neuberger Berman REGENCY, and Neuberger Berman TECHNOLOGY Funds) was "Neuberger & Berman."

      DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

      OTHER. Because Fund Advisor Class, Trust Class and Institutional Class shares can be bought, owed and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

                          CUSTODIAN AND TRANSFER AGENT

      Each Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All correspondence for other classes should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180

                        INDEPENDENT AUDITORS/ACCOUNTANTS

      Each Fund (other than Neuberger Berman MANHATTAN Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman REGENCY Fund, Neuberger Berman SOCIALLY
RESPONSIVE Fund, and Neuberger Berman TECHNOLOGY Fund) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. Neuberger Berman MANHATTAN Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman REGENCY Fund, Neuberger Berman SOCIALLY RESPONSIVE Fund, and Neuberger Berman TECHNOLOGY Fund have selected PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, as the independent accountants who will audit their financial statements.

                                  LEGAL COUNSEL

      Each Fund has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of December 1, 2000, the following are all of the beneficial and record owners of more than five percent of each fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.


                 [Insert Updated Table: Must Reflect Ownership Per Class]




                             REGISTRATION STATEMENT

      This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

      The following financial statements and related documents are incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended August 31, 2000:

            The audited financial statements of the series of Neuberger Berman Equity Funds and each of their corresponding master funds
            ("Portfolios") and notes thereto for the fiscal year ended August 31, 1999, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of
            Neuberger Berman GENESIS Fund and Portfolio, Neuberger Berman GUARDIAN Fund and Portfolio, Neuberger Berman PARTNERS Fund and Portfolio, Neuberger Berman FOCUS Fund and Portfolio, and Neuberger Berman INTERNATIONAL Fund; the report of Ernst & Young, independent auditors, with respect to such audited financial statements of
            Neuberger Berman INTERNATIONAL Portfolio; and the reports of PricewaterhouseCoopers LLP, independent accountants, with respect to such audited financial statements of Neuberger Berman MANHATTAN Fund and Portfolio, Neuberger Berman REGENCY Fund and Portfolio, Neuberger Berman MILLENNIUM Fund and Portfolio, and Neuberger Berman SOCIALLY RESPONSIVE Fund and Portfolio.

             The audited financial statements of the series of Neuberger Berman Equity Trust and their corresponding master fund ("Portfolios") and notes thereto for the fiscal year ended August 31, 2000, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman GENESIS Trust and Portfolio, Neuberger Berman FOCUS Trust and Portfolio, Neuberger Berman GUARDIAN Trust and Portfolio, Neuberger Berman PARTNERS Trust and Portfolio, and Neuberger Berman INTERNATIONAL Trust; the report of Ernst & Young, independent auditors, with respect to such audited financial statements of Neuberger Berman INTERNATIONAL Portfolio; and the reports of PricewaterhouseCoopers LLP, independent accountants, with respect to such audited financial statements of Neuberger Berman MANHATTAN Trust and Portfolio, Neuberger Berman REGENCY Trust and Portfolio, Neuberger Berman MILLENNIUM Trust and Portfolio and Neuberger Berman SOCIALLY RESPONSIVE Trust and Portfolio.

             The audited financial statements of the series of Neuberger Berman Equity Assets and their corresponding master funds ("Portfolios") and notes thereto for the fiscal year ended August 31, 2000, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman FOCUS Assets and Portfolio, Neuberger Berman GENESIS Assets and Portfolio and Neuberger Berman GUARDIAN Assets and Portfolio, and Neuberger Berman PARTNERS Assets and Portfolio, and the report of PricewaterhouseCoopers LLP, independent accountants, with respect to such audited financial statements of Neuberger Berman MANHATTAN Assets and Portfolio, Neuberger Berman MILLENNIUM Assets and
             Portfolio,   Neuberger  Berman  SOCIALLY   RESPONSIVE   Assets  and
             Portfolio.

             The audited financial statements of the GENESIS INSTITUTIONAL Fund and its corresponding master fund (Genesis Institutional Portfolio) and notes thereto for the fiscal year ended August 31, 2000, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements.

                                   Appendix A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P CORPORATE BOND RATINGS:

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

            MOODY'S CORPORATE BOND RATINGS:

            Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

            S&P COMMERCIAL PAPER RATINGS:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            MOODY'S COMMERCIAL PAPER RATINGS

            Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

            -     Leading market positions in well-established industries.

            -     High rates of return on funds employed.

            - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                              NEUBERGER BERMAN EQUITY FUNDS
                                      POST-EFFECTIVE AMENDMENT NO. 91 ON FORM N-1A

                                                         PART C

                                                    OTHER INFORMATION

Item 23.    Exhibits.
-------     --------

                Exhibit
                Number                                                  Description
                ------                                                  -----------
                (a)        (1)         Certificate of Trust.  Incorporated by Reference to Post-Effective Amendment
                                       No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582
                                       (Filed August 30, 1995).

                           (2)         Restated Certificate of Trust. Incorporated by Reference to Post-Effective
                                       Amendment No. 82 to Registrant's Registration Statement, File Nos. 2-11357
                                       and 811-582 (Filed December 21, 1998).

                           (3)         Trust Instrument of Neuberger Berman Equity Funds.  Incorporated by Reference
                                       to Post-Effective Amendment No. 70 to Registrant's Registration Statement,
                                       File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                           (4)         Schedule A - Current Series of Neuberger Berman Equity Funds. To Be Filed by
                                       Amendment.

                (b)                    By-laws of Neuberger Berman Equity Funds.  Incorporated by Reference to
                                       Post-Effective Amendment No. 70 to Registrant's Registration Statement, File
                                       Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                (c)        (1)         Trust Instrument of Neuberger Berman Equity Funds, Articles IV, V, and VI.
                                       Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's
                                       Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                           (2)         By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII.
                                       Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's
                                       Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                (d)        (1)         (i)     Management Agreement Between Equity Funds and Neuberger Berman
                                               Management Inc. To Be Filed by Amendment.

                                       (ii)    Schedule A - Series of Equity Funds Currently Subject to the
                                               Management Agreement. To Be Filed by Amendment.

                                       (iii)   Schedule B - Schedule of Compensation Under the Management
                                               Agreement.  To Be Filed by Amendment.

                           (2)         (i)     Sub-Advisory Agreement Between Neuberger Berman Management Inc. and
                                               Neuberger Berman, LLC with Respect to Equity Funds.  Incorporated by
                                               Reference to Post-Effective Amendment No. 70 to Registrant's
                                               Registration Statement, File Nos. 2-11357 and 811-582 (Filed August
                                               30, 1995).

                                                           3

                Exhibit
                Number                                                  Description
                ------                                                  -----------
                                       (ii)    Schedule A - Series of Equity Funds Currently Subject to the
                                               Sub-Advisory Agreement. To Be Filed by Amendment.

                (e)        (1)         (i)     Distribution Agreement Between Neuberger Berman Equity Funds and
                                               Neuberger Berman Management Inc. with Respect to Investor Class
                                               Shares.  To Be Filed by Amendment.

                                       (ii)    Schedule A - Series of Neuberger Berman Equity Funds Currently
                                               Subject to the Investor Class Distribution Agreement. To Be Filed by
                                               Amendment.

                           (2)         (i)     Distribution Agreement Between Neuberger Berman Equity Funds and
                                               Neuberger Berman Management Inc. with Respect to Trust Class Shares.
                                               To Be Filed by Amendment.

                                       (ii)    Schedule A - Series of Neuberger Berman Equity Funds Currently
                                               Subject to the Trust Class Distribution Agreement. To Be Filed by
                                               Amendment.

                                       (iii)   Distribution and Services Agreement Between Neuberger Berman Equity
                                               Funds and Neuberger Berman Management Inc. with Respect to Trust
                                               Class Shares.  To Be Filed by Amendment.

                                       (iv)    Schedule A - Series of Neuberger Berman Equity Funds Currently
                                               Subject to the Trust Class Distribution and Services Agreement. To Be
                                               Filed by Amendment.

                           (3)         (i)     Distribution Agreement Between Neuberger Berman Equity Funds and
                                               Neuberger Berman Management Inc. with Respect to Advisor Class
                                               Shares.  To Be Filed by Amendment.

                                       (ii)    Schedule A - Series of Neuberger Berman Equity Funds Currently
                                               Subject to the Advisor Class Distribution Agreement. To Be Filed by
                                               Amendment.

                                       (iii)   Distribution and Services Agreement Between Neuberger Berman Equity
                                               Funds and Neuberger Berman Management Inc. with Respect to Advisor
                                               Class Shares.  To Be Filed by Amendment.

                                       (iv)    Schedule A - Series of Neuberger Berman Equity Funds Currently
                                               Subject to the Advisor Class Distribution and Services Agreement. To

                                               Be Filed by Amendment.
                           (4)         (i)     Distribution Agreement Between Neuberger Berman Equity Funds and
                                               Neuberger Berman Management Inc. with Respect to Institutional Class
                                               Shares.  To Be Filed by Amendment.

                                       (ii)    Schedule A - Series of Neuberger Berman Equity Funds Currently
                                               Subject to the Institutional Class Distribution Agreement. To Be
                                               Filed by Amendment.

                (f)                    Bonus or Profit Sharing Contracts.  None.


                                                           4

                Exhibit
                Number                                                  Description
                ------                                                  -----------
                (g)        (1)         Custodian Contract Between Neuberger Berman Equity Funds and State Street
                                       Bank and Trust Company.  Incorporated by Reference to Post-Effective
                                       Amendment No. 74 to Registrant's Registration Statement, File Nos. 2-11357
                                       and 811-582 (Filed December 15, 1995).

                           (2)         Schedule of Compensation under the Custodian Contract. Incorporated by
                                       Reference to Post-Effective Amendment No. 76 to Registrant's Registration
                                       Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

                (h)        (1)         (i)     Transfer Agency and Service Agreement Between Neuberger Berman Equity
                                               Funds and State Street Bank and Trust Company.  Incorporated by
                                               Reference to Post-Effective Amendment No. 70 to Registrant's
                                               Registration Statement, File Nos. 2-11357 and 811-582 (Filed August
                                               30, 1995).

                                       (ii)    First Amendment to Transfer Agency and Service Agreement Between
                                               Neuberger Berman Equity Funds and State Street Bank and Trust
                                               Company.  Incorporated by Reference to Post-Effective Amendment No.
                                               70 to Registrant's Registration Statement, File Nos. 2-11357 and
                                               811-582 (Filed August 30, 1995).

                                       (iii)   Second Amendment to Transfer Agency and Service Agreement between
                                               Neuberger Berman Equity Funds and State Street Bank and Trust
                                               Company. Incorporated by Reference to Post-Effective Amendment No. 77
                                               to Registrant's Registration Statement, File Nos. 2-11357 and 811-582
                                               (Filed December 12, 1997).

                                       (iv)    Schedule of Compensation under the Transfer Agency and Service
                                               Agreement. Incorporated by Reference to Post-Effective Amendment No.
                                               76 to Registrant's Registration Statement, File Nos. 2-11357 and
                                               811-582 (Filed December 5, 1996).

                           (2)         (i)     Administration Agreement Between Neuberger Berman Equity Funds and
                                               Neuberger Berman Management Inc. with Respect to Investor Class
                                               Shares. Incorporated by Reference to Post-Effective Amendment No. 87
                                               to Registrant's Registration Statement, File Nos. 2-11357 and 811-582
                                               (Filed October 22, 1999).

                                       (ii)    Schedule A - Series of Neuberger Berman Equity Funds Currently
                                               Subject to the Administration Agreement. To Be Filed by Amendment.

                                       (iii)   Schedule B - Schedule of Compensation Under the Administration
                                               Agreement. To Be Filed by Amendment.

                           (3)         (i)     Administration Agreement Between Neuberger Berman Equity Funds and
                                               Neuberger Berman Management Inc. with Respect to Advisor Class
                                               Shares.  To Be Filed by Amendment.

                                       (ii)    Schedule A - Series of Neuberger Berman Equity Funds Currently
                                               Subject to the Administration Agreement. To Be Filed by Amendment.


                                                           5

                Exhibit
                Number                                                  Description
                ------                                                  -----------
                                       (iii)   Schedule B - Schedule of Compensation Under the Administration
                                               Agreement. To Be Filed by Amendment.

                           (4)         (i)     Administration Agreement Between Neuberger Berman Equity Funds and
                                               Neuberger Berman Management Inc. with Respect to Trust Class Shares.
                                               To Be Filed by Amendment.

                                       (ii)    Schedule A - Series of Neuberger Berman Equity Funds Currently
                                               Subject to the Administration Agreement. To Be Filed by Amendment.

                                       (iii)   Schedule B - Schedule of Compensation Under the Administration
                                               Agreement. To Be Filed by Amendment.

                           (5)         (i)     Administration Agreement Between Neuberger Berman Equity Funds and
                                               Neuberger Berman Management Inc. with Respect to Institutional Class
                                               Shares.  To Be Filed by Amendment.

                                       (ii)    Schedule A - Series of Neuberger Berman Equity Funds Currently
                                               Subject to the Administration Agreement. To Be Filed by Amendment.

                                       (iii)   Schedule B - Schedule of Compensation Under the Administration
                                               Agreement. To Be Filed by Amendment.

                (i)                    Opinion and Consent of Kirkpatrick & Lockhart LLP with Respect to Securities
                                       Matters of the Registrant.  To Be Filed by Amendment.

                (j)                    Consent of Independent Auditors.  To Be Filed by Amendment.

                (k)                    Financial Statements Omitted from Prospectus.  None.

                (l)                    Letter of Investment Intent.  None.

                (m)        (1)         Plan Pursuant to Rule 12b-1with Respect to Trust Class of Equity Funds. To Be
                                       Filed by Amendment.

                           (2)         Plan Pursuant to Rule 12b-1with Respect to Advisor Class of Equity Funds. To
                                       Be Filed by Amendment.

                (n)                    Financial Data Schedule.  Not Applicable.

                (o)                    Plan Pursuant to Rule 18f-3.  To Be Filed by Amendment.

                (p)        (1)         Code of Ethics for Registrant and Neuberger Berman Management Inc.
                                       Incorporated by Reference to Post-Effective Amendment No. 90 to Registrant's
                                       Registration Statement File Nos. 211-11357 and 811-582.

                           (2)         Code of Ethics for Equity Funds, Neuberger Berman Management Inc. and
                                       Neuberger Berman, LLC.  Incorporated by Reference to Post-Effective Amendment
                                       No. 90 to Registrant's Registration Statement File Nos. 211-11357 and 811-582.

Item 24.    Persons Controlled By or Under Common Control with Registrant.
--------    --------------------------------------------------------------

            No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
-------     ---------------

            A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

            Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

            Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

            Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

            Section 12 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the

Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

            Section 11 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Adviser and Sub-Adviser.
-------           ---------------------------------------------------------

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management or Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                  BUSINESS AND OTHER CONNECTIONS
----                                  ------------------------------
Philip Ambrosio                       Senior Vice President and Chief Financial
Senior Vice President and Chief       Officer, Neuberger Berman Inc.
Financial Officer, Neuberger Berman

Thomas J. Brophy                      Vice President and Portfolio Manager, Columbus
Vice President,                       Circle Investors.1
NB Management

Barbara DiGiorgio                     Assistant Treasurer, Neuberger Berman Advisers
Assistant Vice President,             Management Trust; Assistant Treasurer, Neuberger
NB Management                         Berman Income Funds; Assistant Treasurer,
                                      Neuberger Berman Equity Funds.

Robert S. Franklin                    Vice President, High Yield Fixed Income Analyst,
Vice President,                       Prudential Insurance Company.2
NB Management

Theodore P. Giuliano                  President and Trustee, Neuberger Berman Income
Vice President and Director, NB       Funds; President and Trustee, Neuberger Berman
Management; Managing Director,        Income Trust.
Neuberger Berman

Michael M. Kassen                     Executive Vice President, Chief Investment
Executive Vice President,             Officer and Director, Neuberger Berman Inc.
Neuberger Berman

Kelly M. Landron                      Assistant Portfolio Manager/Analyst, Neuberger
Vice President,                       Berman.3
NB Management

Jeffrey B. Lane                       President, Chief Executive Officer and
President and Chief Executive         Director of Neuberger Berman, Inc.
Officer, Neuberger Berman

Michael F. Malouf                     Portfolio Manager, Dresdner RCM Global
Vice President,                       Investors.4
NB Management

Robert Matza                          Executive Vice President, Chief Administrative
Executive Vice President and Chief    Officer and Director, Neuberger Berman, Inc.
Administrative Officer, Neuberger
Berman; Director, NB Management

S. Basu Mullick                       Portfolio Manager, Ark Asset Management.5
Vice President,
NB Management



-----------------------------
1 Until 1998.
2 Until 1998.
3 Until 1998.
4 Until 1998.
5 Until 1998.

                                       9

NAME                                  BUSINESS AND OTHER CONNECTIONS
----                                  ------------------------------
Kevin Handwerker                      Senior Vice President, Secretary and General
Senior Vice President, General        Counsel, Neuberger Berman, Inc.
Counsel and Secretary,
Neuberger Berman

Richard Russell                       Treasurer, Neuberger Berman Advisers Management
Vice President,                       Trust; Treasurer, Neuberger Berman Income Funds;
NB Management                         Treasurer, Neuberger Berman Equity Funds.

Heidi L. Schneider                    Executive Vice President and Director, Neuberger
Executive Vice President, Neuberger   Berman, Inc.
Berman

Benjamin E. Segal                     Assistant Portfolio Manager, GT Global
Vice President, NB Management,        Investment Management6.
Managing Director, Neuberger Berman

Daniel J. Sullivan                    Vice President, Neuberger Berman Advisers
Senior Vice President,                Management Trust; Vice President, Neuberger
NB Management                         Berman Income Funds; Vice President, Neuberger
                                      Berman Equity Funds.

Peter E. Sundman                      Executive Vice President and Director, Neuberger
President, NB Management; Executive   Berman Inc.; President and Chief Executive
Vice President, Neuberger Berman      Officer, Neuberger Berman Income Funds.

Catherine Waterworth                  Managing Director, TCW Group Inc.7
Vice President,
NB Management

Allan R. White, III                   Portfolio Manager, Salomon Asset Management.8
Vice President, NB
Management; Managing  Director,
Neuberger Berman

Celeste Wischerth,                    Assistant Treasurer, Neuberger Berman Advisers
 NB Management                        Management Trust; Assistant Treasurer, Neuberger
                                      Berman Income Funds; Assistant Treasurer,
                                      Neuberger Berman Equity Funds.





-----------------------------
6 Until 1998.
7 Until 1998.
8 Until 1998.

         The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.          Principal Underwriters.
-------           ----------------------

         (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                  Neuberger Berman Advisers Management Trust
                  Neuberger Berman Income Funds

                  NB Management is also the investment manager to the master funds in which the above-named investment companies invest.

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


    NAME                            POSITIONS AND OFFICES           POSITIONS AND OFFICES
    ----                            ---------------------           ---------------------
                                    WITH UNDERWRITER                WITH REGISTRANT
                                    ----------------                ---------------

    Ramesh Babu                     Vice President                  None

    Richard A. Cantor               Chairman of the Board           None

    Valerie Chang                   Vice President                  None

    Brooke A. Cobb                  Vice President                  None

    Robert Conti                    Treasurer                       None

    Robert W. D'Alelio              Vice President                  None

    Clara Del Villar                Vice President                  None

    Robert S. Franklin              Vice President                  None

    Robert I. Gendelman             Vice President                  None

    Theodore P. Giuliano            Vice President and Director     None

    Michael M. Kassen               Vice President and Director     President

    Robert L. Ladd                  Vice President                  None

    Josephine Mahaney               Vice President                  None

    Michael F. Malouf               Vice President                  None

    Robert Matza                    Director                        None

    Ellen Metzger                   Secretary                       None

    Basu Mullick                    Vice President                  None

    Janet W. Prindle                Vice President                  None

    Kevin L. Risen                  Vice President                  None

    Ingrid Saukaitis                Vice President                  None


                                       11

    NAME                            POSITIONS AND OFFICES           POSITIONS AND OFFICES
    ----                            ---------------------           ---------------------
                                    WITH UNDERWRITER                WITH REGISTRANT
                                    ----------------                ---------------

    Benjamin Segal                  Vice President                  None

    Jennifer K. Silver              Vice President                  None

    Kent C. Simons                  Vice President                  None

    Daniel J. Sullivan              Senior Vice President           Vice President

    Peter E. Sundman                President                       Trustee and Chairman of the Board

    Judith M. Vale                  Vice President                  None

    Josephine Velez                 Vice President                  None

    Catherine Waterworth            Vice President                  None

    Allan R. White, III             Vice President                  None


         (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
--------    ---------------------------------

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29.    Management Services
-------     -------------------

            Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings
-------     ------------

            None.

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY FUNDS has duly caused this Post-Effective Amendment No. 91 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 12th day of October, 2000.


                          NEUBERGER BERMAN EQUITY FUNDS

                                By:  /s/ Michael M. Kassen
                                     ------------------------
                                     Michael M. Kassen
                                     President

      Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 91 has been signed below by the following persons in the capacities and on the date indicated.

Signature                             Title                       Date
---------                             -----                       ----

/s/ Peter E. Sundman          Chairman of the Board         October 12, 2000
---------------------          and Trustee (Chief
Peter E. Sundman               Executive Officer)



/s/ Michael M. Kassen         President and Trustee         October 12, 2000
---------------------
Michael M. Kassen



/s/ Richard Russell           Treasurer (Principal          October 12, 2000
---------------------            Financial and
Richard Russell                Accounting Officer)


                       (signatures continued on next page)

Signature                             Title                       Date
---------                             -----                       ----


/s/ Faith Colish                     Trustee                October 12, 2000
---------------------
Faith Colish


/s/ Howard A. Mileaf                 Trustee                October 12, 2000
---------------------
Howard A. Mileaf


/s/ Edward I. O'Brien                Trustee                October 12, 2000
---------------------
Edward I. O'Brien


/s/ John P. Rosenthal                Trustee                October 12, 2000
---------------------
John P. Rosenthal


/s/ Cornelius T. Ryan                Trustee                October 12, 2000
---------------------
Cornelius T. Ryan


/s/ Gustave H. Shubert               Trustee                October 12, 2000
----------------------
Gustave H. Shubert